NATIONWIDE®

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–2929–12/06

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2) 1,137,796 shares (cost $11,713,688)	$15,064,414
AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2) 118,097 shares (cost $2,489,495)	3,059,905
AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev) 13,151 shares (cost $175,207)	242,371
AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2) 26,795 shares (cost $476,311)	487,393
AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq) 22,932 shares (cost $575,274)	624,204
AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2) 108,947 shares (cost $2,740,621)	2,943,739
AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series II (AIMIntGr2) 60,873 shares (cost $936,918)	1,774,450
AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund – Series I (AIMMidCore) 64,460 shares (cost $785,091)	871,504
AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B (AlGrIncB) 374,313 shares (cost $7,976,356)	10,080,255
AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class B (AllntlValB) 277,767 shares (cost $3,705,587)	6,871,965
AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 106,300 shares (cost $2,322,516)	2,803,135
AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B (AlSmMdCpB) 732,756 shares (cost $10,084,921)	13,189,612
Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 65,121 shares (cost $910,695)	1,210,608
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 14,541 shares (cost $348,686)	413,684
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStklx) 68,006 shares (cost $2,015,354)	2,458,400
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 146,649 shares (cost $4,436,429)	5,302,813
Federated Insurance Series – Federated American Leaders Fund II – Service Shares(FedAmLeadS) 127,467 shares (cost $2,348,757)	2,731,619
Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS) 381,229 shares (cost $1,974,961)	2,577,106
Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS) 1,601,657 shares (cost $12,083,232)	12,508,941
Federated Insurance Series – Federated International Equity Fund II (FedIntEq) 13,313 shares (cost $150,835)	227,782
Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II (FedMidCpGr2) 32,894 shares (cost $608,415)	843,392
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 289,272 shares (cost $3,314,906)	3,265,884
Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS) ,295,224 shares (cost $14,896,214)	14,558,313

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 1,288,364 shares (cost $28,846,943)	$33,755,126
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 1,143,772 shares (cost $26,101,645)	29,863,894
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 2,041,681 shares (cost $44,296,938)	52,818,290
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 683,108 shares (cost $25,218,137)	24,503,090
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 753,864 shares (cost $29,885,375)	26,928,021
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2) 760,266 shares (cost $20,816,203)	26,928,627
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 3,665,808 shares (cost $23,864,348)	23,277,879
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 1,885,876 shares (cost $11,767,534)	11,918,737
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class 2 (FidVIPHIS2) 3,071,448 shares (cost $19,530,584)	19,196,548
Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Initial Class (FidVIPMMkt) 30,625,544 shares (cost $30,625,544)	30,625,544
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 1,192,378 shares (cost $19,529,524)	28,581,309
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 442,226 shares (cost $5,900,658)	10,551,519
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 378,678 shares (cost $5,435,518)	8,993,593
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 270,713 shares (cost $5,075,024)	6,391,532
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 55,269 shares (cost $1,002,917)	1,317,071
Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class (FidVIPVal) 40,451 shares (cost $472,114)	576,018
Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class 2 (FidVIPVal2) 100,931 shares (cost $935,792)	1,427,170
Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr) 241,485 shares (cost $2,884,010)	3,284,202
Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS) 207,540 shares (cost $2,655,225)	2,801,788
Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2) 152,540 shares (cost $1,811,927)	2,047,086
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 293,904 shares (cost $3,977,959)	4,617,228
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class (FidVIPAMS) 264,479 shares (cost $3,741,884)	4,128,511
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2) 228,269 shares (cost $3,142,459)	3,531,321
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon) 1,741,184 shares (cost $42,861,016)	54,795,049
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 1,313,921 shares (cost $31,887,324)	41,230,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 1,926,747 shares (cost $44,277,342)	$59,941,091
Fidelity® Variable Insurance Products Fund II – Index 500 Portfolio – Initial Class (FidVIPIdx500) 396,911 shares (cost $49,339,047)	64,045,621
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd) 3,308,356 shares (cost $42,991,766)	42,214,617
Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS) 7,561 shares (cost $67,158)	71,452
Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2) 319,644 shares (cost $2,674,356)	2,969,490
Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Initial Class (FidVIPBal) 2,127,142 shares (cost $30,067,718)	33,247,236
Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class (FidVIPBalS) 692,600 shares (cost $9,174,118)	10,769,937
Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class 2 (FidVIPBalS2) 513,286 shares (cost $6,793,036)	7,935,401
Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio – Service Class (FidVIPDyCapS) 71,176 shares (cost $570,143)	680,446
Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio – Service Class 2 (FidVIPDyCapS2) 450,089 shares (cost $3,227,846)	4,266,843
Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Initial Class (FidVIPGrIn) 938,493 shares (cost $12,547,256)	15,128,501
Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class (FidVIPGrInS) 1,260,534 shares (cost $17,891,238)	20,181,156
Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2) 1,026,066 shares (cost $12,482,457)	16,273,399
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 4,142,233 shares (cost $83,687,617)	75,222,946
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 1,196,378 shares (cost $23,840,395)	21,702,289
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2) 284,790 shares (cost $4,256,556)	5,134,771
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Initial Class (FidVIPMCap) 138,202 shares (cost $3,571,110)	4,805,272
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 556,229 shares (cost $13,948,733)	19,239,972
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 1,810,784 shares (cost $42,024,493)	62,019,364
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 37,585 shares (cost $447,538)	504,395
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 570,439 shares (cost $7,297,602)	7,689,514
Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 153,441 shares (cost $2,525,637)	3,203,839
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec) 30,007 shares (cost $377,771)	569,830

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2) 154,860 shares (cost $2,785,515)	$2,877,293
Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2) 70,750 shares (cost $804,639)	829,192
Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2) 69,176 shares (cost $1,502,321)	1,615,248
Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2) 26,647 shares (cost $1,653,584)	1,727,252
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 24,984 shares (cost $410,246)	462,945
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6) 330,938 shares (cost $5,473,190)	6,119,047
Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2) 160,539 shares (cost $1,764,453)	2,796,591
Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6) 618,458 shares (cost $8,991,896)	10,823,017
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 6,917 shares (cost $53,913)	55,127
Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 1,910,959 shares (cost $22,741,090)	21,689,389
Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 1,661,451 shares (cost $17,900,833)	22,446,201
Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 2,994,578 shares (cost $30,690,532)	31,353,233
Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 12,814,905 shares (cost $130,012,878)	157,367,036
Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 5,202,725 shares (cost $54,460,036)	68,155,694
Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 4,567,975 shares (cost $48,434,025)	51,846,517
Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2) 24,630 shares (cost $734,295)	730,782
Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 73,133 shares (cost $1,166,335)	1,359,543
Gartmore GVIT – Mid Cap Index Fund – Class II (GVITMidCap2) 471,109 shares (cost $8,045,477)	8,729,647
Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 30,498,538 shares (cost $30,498,538)	30,498,538
Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2) 1,971 shares (cost $24,350)	26,169
Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2) 205,134 shares (cost $2,889,461)	3,325,220
Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 59,826 shares (cost $716,493)	744,828
Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2) 698,571 shares (cost $8,539,294)	8,620,364
Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 39,070 shares (cost $873,901)	976,369
Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2) 280,560 shares (cost $6,506,529)	6,918,617
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 75,898 shares (cost $984,363)	963,908

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS) 449,755 shares (cost $3,813,520)	$4,690,944
MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 917,444 shares (cost $5,719,508)	6,541,376
MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS) 255,314 shares (cost $3,445,218)	4,378,629
MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 792,562 shares (cost $9,106,557)	11,428,742
MTB Large Cap Growth Fund II (MTBLgCapGr2) 251,488 shares (cost $2,406,841)	2,753,794
MTB Large Cap Value Fund II (MTBLgCapV2) 309,395 shares (cost $3,044,339)	3,697,276
MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2) 2,926,481 shares (cost $29,894,782)	31,196,290
Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 35,317 shares (cost $611,516)	612,746
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 31,495 shares (cost $470,278)	526,277
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 19,709 shares (cost $616,785)	729,054
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 314,443 shares (cost $9,795,011)	11,474,028
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 371,804 shares (cost $12,469,988)	15,277,434
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 22,453 shares (cost $562,648)	826,049
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 251,600 shares (cost $5,964,952)	9,180,875
Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 248,707 shares (cost $2,038,723)	2,126,448
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS) 730,104 shares (cost $13,018,613)	17,945,963
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non- Service Shares (OppMStSCap) 54,863 shares (cost $730,197)	1,050,632
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class (OppMStSCapS) 14,756 shares (cost $259,154)	280,075
Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 3,661,437 shares (cost $18,388,608)	19,552,075
Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 34,965 shares (cost $842,105)	1,026,563
Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq) 26,024 shares (cost $366,069)	537,130
Putnam Variable Trust – Putnam VT Small Cap Value Fund – IB Shares (PVTSmCapVal) 24,758 shares (cost $473,934)	600,870
Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII) 30,503 shares (cost $790,518)	917,224

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

STI Classic Variable Trust – Capital Appreciation Fund (STICapAp) 17,119 shares (cost $265,951)	$289,482
STI Classic Variable Trust – International Equity Fund (STIIntlEq) 174 shares (cost $1,707)	2,608
STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd) 688 shares (cost $7,017)	6,983
STI Classic Variable Trust – Large Cap Relative Value Fund (STILgCapRV) 5,442 shares (cost $59,070)	71,731
STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal) 16,186 shares (cost $223,827)	285,690
STI Classic Variable Trust – Mid Cap Equity Fund (STIMidCapEq) 13,436 shares (cost $142,138)	184,750
STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal) 7,280 shares (cost $120,073)	117,649
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 193,622 shares (cost $2,204,873)	2,191,798
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 253,178 shares (cost $6,053,027)	7,367,466
Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2) 1,464,946 shares (cost $18,153,239)	21,534,703
Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2) 179,460 shares (cost $4,249,892)	5,121,785

Total investments	1,663,601,776
Accounts receivable	117,817

Total assets	1,663,719,593
Accounts payable	–

Contract owners’ equity (note 4)	$1,663,719,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMCoreEq	AIMCoreEq2	AIMIntGr2
Reinvested dividends	$34,344,322	18,341	–	–	–	3,330	15,317	15,675
Mortality and expense risk charges (note 2)	(21,820,900)	(202,362)	(42,546)	(2,597)	(5,371)	(4,134)	(21,060)	(21,125)

Net investment income (loss)	12,523,422	(184,021)	(42,546)	(2,597)	(5,371)	(804)	(5,743)	(5,450)

Proceeds from mutual fund shares sold	493,842,276	3,464,245	456,805	41,126	470,257	32,534	600,050	345,636
Cost of mutual fund shares sold	(460,484,880)	(2,151,638)	(315,928)	(22,464)	(437,742)	(32,938)	(603,566)	(196,797)

Realized gain (loss) on investments	33,357,396	1,312,607	140,877	18,662	32,515	(404)	(3,516)	148,839
Change in unrealized gain (loss) on investments	59,982,481	(180,102)	41,409	10,967	(109)	48,930	203,118	263,192

Net gain (loss) on investments	93,339,877	1,132,505	182,286	29,629	32,406	48,526	199,602	412,031

Reinvested capital gains	57,493,885	637,346	–	4,191	8,090	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$163,357,184	1,585,830	139,740	31,223	35,125	47,722	193,859	406,581

Investment activity:	AIMMidCore	AIMPreEq	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS
Reinvested dividends	$8,019	5,967	15,258	114,557	87,181	–	31,380	4,738
Mortality and expense risk charges (note 2)	(9,067)	(1,979)	(9,351)	(130,537)	(82,933)	(40,456)	(171,387)	(13,382)

Net investment income (loss)	(1,048)	3,988	5,907	(15,980)	4,248	(40,456)	(140,007)	(8,644)

Proceeds from mutual fund shares sold	85,818	586,054	2,185,385	1,997,452	1,335,064	923,184	2,923,636	143,507
Cost of mutual fund shares sold	(58,709)	(482,464)	(1,688,530)	(1,370,470)	(732,794)	(681,481)	(1,748,769)	(85,487)

Realized gain (loss) on investments	27,109	103,590	496,855	626,982	602,270	241,703	1,174,867	58,020
Change in unrealized gain (loss) on investments	(31,440)	(78,845)	(399,237)	260,447	1,192,940	(277,391)	(341,991)	68,916

Net gain (loss) on investments	(4,331)	24,745	97,618	887,429	1,795,210	(35,688)	832,876	126,936

Reinvested capital gains	85,445	–	–	514,354	123,921	–	926,462	26,869

Net increase (decrease) in contract owners’ equity resulting from operations	$80,066	28,733	103,525	1,385,803	1,923,379	(76,144)	1,619,331	145,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	DrySRGro	DryStkIx	DryStklxS	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2
Reinvested dividends	$435	39,033	69,756	33,865	13,694	1,014,221	411	–
Mortality and expense risk charges (note 2)	(4,602)	(27,353)	(64,335)	(32,803)	(32,364)	(165,749)	(2,273)	(9,528)

Net investment income (loss)	(4,167)	11,680	5,421	1,062	(18,670)	848,472	(1,862)	(9,528)

Proceeds from mutual fund shares sold	32,699	715,019	1,149,763	534,031	384,142	4,410,621	2,817	99,217
Cost of mutual fund shares sold	(27,042)	(502,462)	(1,010,757)	(436,122)	(279,599)	(4,436,326)	(1,822)	(54,007)

Realized gain (loss) on investments	5,657	212,557	139,006	97,909	104,543	(25,705)	995	45,210
Change in unrealized gain (loss) on investments	28,825	91,744	499,989	(63,167)	251,428	259,186	35,028	15,700

Net gain (loss) on investments	34,482	304,301	638,995	34,742	355,971	233,481	36,023	60,910

Reinvested capital gains	–	–	–	331,996	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$30,315	315,981	644,416	367,800	337,301	1,081,953	34,161	51,382

Investment activity:	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2
Reinvested dividends	$130,468	550,408	1,173,964	983,948	1,487,332	125,157	100,796	51,498
Mortality and expense risk charges (note 2)	(37,237)	(183,705)	(491,081)	(320,933)	(652,309)	(401,490)	(321,242)	(369,337)

Net investment income (loss)	93,231	366,703	682,883	663,015	835,023	(276,333)	(220,446)	(317,839)

Proceeds from mutual fund shares sold	466,814	2,655,319	11,976,823	11,972,174	8,688,000	10,789,448	12,407,811	7,788,552
Cost of mutual fund shares sold	(491,170)	(2,779,591)	(11,069,685)	(11,262,810)	(7,446,533)	(15,830,410)	(18,362,427)	(5,593,620)

Realized gain (loss) on investments	(24,356)	(124,272)	907,138	709,364	1,241,467	(5,040,962)	(5,954,616)	2,194,932
Change in unrealized gain (loss) on investments	26,644	124,114	144,541	278,326	343,909	6,754,333	7,840,967	(431,288)

Net gain (loss) on investments	2,288	(158)	1,051,679	987,690	1,585,376	1,713,371	1,886,351	1,763,644

Reinvested capital gains	–	–	4,184,052	3,719,325	6,118,431	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$95,519	366,545	5,918,614	5,370,030	8,538,830	1,437,038	1,665,905	1,445,805

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPHI	FidVIPHIS	FidVIPHIS2	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R
Reinvested dividends	$1,752,636	894,767	1,422,759	1,550,256	270,239	93,679	66,517	36,241
Mortality and expense risk charges (note 2)	(355,692)	(143,848)	(242,782)	(410,515)	(410,197)	(113,897)	(111,469)	(69,038)

Net investment income (loss)	1,396,944	750,919	1,179,977	1,139,741	(139,958)	(20,218)	(44,952)	(32,797)

Proceeds from mutual fund shares sold	12,137,602	6,969,434	3,919,810	21,119,580	8,130,606	2,933,844	1,647,895	1,215,241
Cost of mutual fund shares sold	(12,206,917)	(6,874,396)	(3,542,030)	(21,119,580)	(6,596,486)	(1,863,559)	(974,774)	(855,391)

Realized gain (loss) on investments	(69,315)	95,038	377,780	–	1,534,120	1,070,285	673,121	359,850
Change in unrealized gain (loss) on investments	1,021,177	483,927	179,751	–	2,841,948	568,458	662,545	469,229

Net gain (loss) on investments	951,862	578,965	557,531	–	4,376,068	1,638,743	1,335,666	829,079

Reinvested capital gains	–	–	–	–	187,866	72,924	57,648	30,201

Net increase (decrease) in contract owners’ equity resulting from operations	$2,348,806	1,329,884	1,737,508	1,139,741	4,423,976	1,691,449	1,348,362	826,483

Investment activity:	FidVIPOvSR	FidVIPVal	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS
Reinvested dividends	$11,182	4,438	10,082	81,313	67,689	41,130	148,902	141,496
Mortality and expense risk charges (note 2)	(13,232)	(7,079)	(18,768)	(51,715)	(31,334)	(28,930)	(72,342)	(46,280)

Net investment income (loss)	(2,050)	(2,641)	(8,686)	29,598	36,355	12,200	76,560	95,216

Proceeds from mutual fund shares sold	567,412	416,821	257,715	1,253,520	939,876	429,158	1,842,106	2,167,673
Cost of mutual fund shares sold	(396,573)	(311,244)	(191,210)	(1,379,667)	(1,160,219)	(435,074)	(1,677,312)	(2,374,247)

Realized gain (loss) on investments	170,839	105,577	66,505	(126,147)	(220,343)	(5,916)	164,794	(206,574)
Change in unrealized gain (loss) on investments	20,449	(22,036)	110,509	280,192	346,126	98,821	37,481	381,091

Net gain (loss) on investments	191,288	83,541	177,014	154,045	125,783	92,905	202,275	174,517

Reinvested capital gains	8,403	3,658	8,313	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$197,641	84,558	176,641	183,643	162,138	105,105	278,835	269,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPAMS2	FidVIPCon	FidVIPConS	FidVIPConS2	FidVIPIdx500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2
Reinvested dividends	$104,483	755,130	496,909	584,013	1,307,789	2,143,949	–	–
Mortality and expense risk charges (note 2)	(49,590)	(842,199)	(467,400)	(791,935)	(840,896)	(598,862)	(965)	(40,693)

Net investment income (loss)	54,893	(87,069)	29,509	(207,922)	466,893	1,545,087	(965)	(40,693)

Proceeds from mutual fund shares sold	946,321	18,239,293	15,330,019	10,177,870	24,987,588	19,186,771	132,582	731,638
Cost of mutual fund shares sold	(934,838)	(14,420,246)	(12,341,885)	(6,441,026)	(25,569,379)	(20,102,670)	(119,349)	(583,881)

Realized gain (loss) on investments	11,483	3,819,047	2,988,134	3,736,844	(581,791)	(915,899)	13,233	147,757
Change in unrealized gain (loss) on investments	143,679	(2,458,828)	(1,932,970)	(2,757,190)	9,258,827	567,845	(7,962)	(70,466)

Net gain (loss) on investments	155,162	1,360,219	1,055,164	979,654	8,677,036	(348,054)	5,271	77,291

Reinvested capital gains	–	4,506,449	3,425,575	4,855,135	–	128,380	3,968	144,659

Net increase (decrease) in contract owners’ equity resulting from operations	$210,055	5,779,599	4,510,248	5,626,867	9,143,929	1,325,413	8,274	181,257

Investment activity:	FidVIPBal	FidVIPBalS	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2
Reinvested dividends	$771,593	279,000	156,078	2,554	9,617	169,724	224,533	122,835
Mortality and expense risk charges (note 2)	(496,460)	(125,993)	(105,990)	(6,437)	(57,585)	(235,875)	(239,174)	(215,028)

Net investment income (loss)	275,133	153,007	50,088	(3,883)	(47,968)	(66,151)	(14,641)	(92,193)

Proceeds from mutual fund shares sold	9,655,074	5,472,639	1,800,538	293,418	1,165,833	6,231,293	10,855,765	3,698,730
Cost of mutual fund shares sold	(9,908,412)	(5,368,939)	(1,702,282)	(200,275)	(757,207)	(6,357,263)	(11,739,176)	(3,335,722)

Realized gain (loss) on investments	(253,338)	103,700	98,256	93,143	408,626	(125,970)	(883,411)	363,008
Change in unrealized gain (loss) on investments	2,146,549	499,910	350,405	(28,456)	9,496	1,539,190	2,768,650	1,065,902

Net gain (loss) on investments	1,893,211	603,610	448,661	64,687	418,122	1,413,220	1,885,239	1,428,910

Reinvested capital gains	1,260,773	482,699	286,908	17,946	113,651	474,228	699,365	444,547

Net increase (decrease) in contract owners’ equity resulting from operations	$3,429,117	1,239,316	785,657	78,750	483,805	1,821,297	2,569,963	1,781,264

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$657,350	177,054	27,063	19,156	65,976	120,046	2,439	24,558
Mortality and expense risk charges (note 2)	(1,180,781)	(254,652)	(67,101)	(67,598)	(231,706)	(858,665)	(5,493)	(90,617)

Net investment income (loss)	(523,431)	(77,598)	(40,038)	(48,442)	(165,730)	(738,619)	(3,054)	(66,059)

Proceeds from mutual fund shares sold	28,398,940	10,911,229	1,281,369	1,483,601	9,108,483	12,217,436	43,951	1,176,621
Cost of mutual fund shares sold	(34,177,869)	(14,253,250)	(1,288,414)	(851,321)	(5,105,389)	(6,936,420)	(29,418)	(1,251,783)

Realized gain (loss) on investments	(5,778,929)	(3,342,021)	(7,045)	632,280	4,003,094	5,281,016	14,533	(75,162)
Change in unrealized gain (loss) on investments	8,689,455	4,157,215	202,702	(662,299)	(4,314,908)	(5,889,550)	(27,415)	(84,337)

Net gain (loss) on investments	2,910,526	815,194	195,657	(30,019)	(311,814)	(608,534)	(12,882)	(159,499)

Reinvested capital gains	–	–	–	648,602	2,978,521	8,004,304	81,510	1,174,953

Net increase (decrease) in contract owners’ equity resulting from operations	$2,387,095	737,596	155,619	570,141	2,500,977	6,657,151	65,574	949,395

Investment activity:	FrVIPRisDiv	FrVIPForSec	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal3	GVITIntVal6
Reinvested dividends	$36,092	7,274	48,438	5,793	2,881	10,314	7,809	98,019
Mortality and expense risk charges (note 2)	(32,492)	(5,760)	(10,653)	(4,019)	(6,315)	(7,950)	(4,641)	(65,382)

Net investment income (loss)	3,600	1,514	37,785	1,774	(3,434)	2,364	3,168	32,637

Proceeds from mutual fund shares sold	187,779	23,524	166,352	205,474	99,529	43,497	40,734	1,831,934
Cost of mutual fund shares sold	(124,947)	(14,179)	(166,918)	(204,934)	(97,036)	(43,551)	(33,419)	(1,635,952)

Realized gain (loss) on investments	62,832	9,345	(566)	540	2,493	(54)	7,315	195,982
Change in unrealized gain (loss) on investments	352,191	87,161	91,779	24,553	112,927	73,668	34,496	400,205

Net gain (loss) on investments	415,023	96,506	91,213	25,093	115,420	73,614	41,811	596,187

Reinvested capital gains	14,532	–	–	–	–	–	24,506	310,513

Net increase (decrease) in contract owners’ equity resulting from operations	$433,155	98,020	128,998	26,867	111,986	75,978	69,485	939,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
Reinvested dividends	$13,148	50,397	2,020	938,390	419,945	1,021,186	3,650,237	1,410,910
Mortality and expense risk charges (note 2)	(30,867)	(115,489)	(318)	(292,691)	(289,168)	(424,685)	(2,019,936)	(861,202)

Net investment income (loss)	(17,719)	(65,092)	1,702	645,699	130,777	596,501	1,630,301	549,708

Proceeds from mutual fund shares sold	238,179	5,482,238	717	5,180,819	1,592,024	10,654,750	15,627,892	8,418,407
Cost of mutual fund shares sold	(167,493)	(4,890,331)	(719)	(5,676,238)	(1,123,854)	(10,417,959)	(11,891,679)	(5,638,068)

Realized gain (loss) on investments	70,686	591,907	(2)	(495,419)	468,170	236,791	3,736,213	2,780,339
Change in unrealized gain (loss) on investments	661,767	1,774,058	1,214	106,158	2,077,410	341,496	7,744,030	3,814,036

Net gain (loss) on investments	732,453	2,365,965	1,212	(389,261)	2,545,580	578,287	11,480,243	6,594,375

Reinvested capital gains	28,827	92,932	–	177,850	302,576	374,138	1,382,133	792,265

Net increase (decrease) in contract owners’ equity resulting from operations	$743,561	2,393,805	2,914	434,288	2,978,933	1,548,926	14,492,677	7,936,348

Investment activity:	GVITIDModCon2	GVITMdCpGr2	GVITMidCap	GVITMidCap2	GVITMyMkt	GVITNWFund2	GVITSmCapGr2	GVITSmCapVal
Reinvested dividends	$1,425,795	–	15,140	85,072	1,421,863	123	–	3,113
Mortality and expense risk charges (note 2)	(678,160)	(858)	(15,313)	(115,926)	(408,029)	(144)	(46,753)	(7,727)

Net investment income (loss)	747,635	(858)	(173)	(30,854)	1,013,834	(21)	(46,753)	(4,614)

Proceeds from mutual fund shares sold	16,360,187	40,284	136,433	4,201,950	30,240,052	8,420	1,515,181	72,522
Cost of mutual fund shares sold	(14,162,838)	(40,378)	(91,812)	(3,144,589)	(30,240,052)	(7,495)	(1,172,156)	(57,498)

Realized gain (loss) on investments	2,197,349	(94)	44,621	1,057,361	–	925	343,025	15,024
Change in unrealized gain (loss) on investments	(120,845)	(3,513)	44,409	(451,354)	–	1,818	(311,836)	37,710

Net gain (loss) on investments	2,076,504	(3,607)	89,030	606,007	–	2,743	31,189	52,734

Reinvested capital gains	682,230	–	18,491	119,858	–	–	–	55,564

Net increase (decrease) in contract owners’ equity resulting from operations	$3,506,369	(4,465)	107,348	695,011	1,013,834	2,722	(15,564)	103,684

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
Reinvested dividends	$18,124	1,058	3,782	1,306	–	–	–	79,203
Mortality and expense risk charges (note 2)	(107,887)	(11,236)	(94,661)	(18,789)	(66,772)	(94,386)	(56,436)	(123,354)

Net investment income (loss)	(89,763)	(10,178)	(90,879)	(17,483)	(66,772)	(94,386)	(56,436)	(44,151)

Proceeds from mutual fund shares sold	2,363,961	84,731	3,184,543	1,079,715	818,692	1,179,340	839,719	1,476,108
Cost of mutual fund shares sold	(2,056,238)	(61,768)	(3,004,362)	(1,124,608)	(576,292)	(919,079)	(536,865)	(978,081)

Realized gain (loss) on investments	307,723	22,963	180,181	(44,893)	242,400	260,261	302,854	498,027
Change in unrealized gain (loss) on investments	224,680	61,817	516,655	66,255	93,573	(359,221)	122,898	902,912

Net gain (loss) on investments	532,403	84,780	696,836	21,362	335,973	(98,960)	425,752	1,400,939

Reinvested capital gains	658,531	17,842	138,701	76,227	–	240,081	81,817	266,537

Net increase (decrease) in contract owners’ equity resulting from operations	$1,101,171	92,444	744,658	80,106	269,201	46,735	451,133	1,623,325

Investment activity:	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppCapApS
Reinvested dividends	$13,923	35,306	773,992	362	736	5,035	104,374	31,293
Mortality and expense risk charges (note 2)	(30,123)	(39,707)	(352,841)	(784)	(5,793)	(6,611)	(142,436)	(210,559)

Net investment income (loss)	(16,200)	(4,401)	421,151	(422)	(5,057)	(1,576)	(38,062)	(179,266)

Proceeds from mutual fund shares sold	227,869	197,903	3,335,604	10,428	200,277	103,716	4,979,911	3,626,569
Cost of mutual fund shares sold	(186,688)	(130,334)	(2,910,555)	(11,275)	(176,411)	(76,168)	(3,925,479)	(2,735,408)

Realized gain (loss) on investments	41,181	67,569	425,049	(847)	23,866	27,548	1,054,432	891,161
Change in unrealized gain (loss) on investments	176,017	200,583	345,062	1,230	32,163	43,009	80,480	233,612

Net gain (loss) on investments	217,198	268,152	770,111	383	56,029	70,557	1,134,912	1,124,773

Reinvested capital gains	28,876	251,303	1,512,665	5,020	5,229	26,360	646,437	–

Net increase (decrease) in contract owners’ equity resulting from operations	$229,874	515,054	2,703,927	4,981	56,201	95,341	1,743,287	945,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppGlSec	OppGlSecS	OppHighInc	OppMStS	OppMStSCap	OppMStSCapS	OppStratBdS	PVTGroInc
Reinvested dividends	$7,985	83,923	148,099	174,698	1,449	–	829,957	14,522
Mortality and expense risk charges (note 2)	(8,318)	(116,724)	(22,304)	(230,168)	(10,643)	(982)	(251,542)	(12,158)

Net investment income (loss)	(333)	(32,801)	125,795	(55,470)	(9,194)	(982)	578,415	2,364

Proceeds from mutual fund shares sold	57,405	1,710,173	134,372	3,058,739	51,105	20,298	4,159,742	203,141
Cost of mutual fund shares sold	(33,480)	(1,069,027)	(125,325)	(2,108,127)	(24,336)	(21,522)	(3,826,057)	(158,813)

Realized gain (loss) on investments	23,925	641,146	9,047	950,612	26,769	(1,224)	333,685	44,328
Change in unrealized gain (loss) on investments	51,743	181,383	28,437	1,275,547	79,818	20,921	200,842	59,491

Net gain (loss) on investments	75,668	822,529	37,484	2,226,159	106,587	19,697	534,527	103,819

Reinvested capital gains	41,711	519,826	–	–	28,604	–	–	22,621

Net increase (decrease) in contract owners’ equity resulting from operations	$117,046	1,309,554	163,279	2,170,689	125,997	18,715	1,112,942	128,804

Investment activity:	PVTIntEq	PVTSmCapVal	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal
Reinvested dividends	$2,992	1,933	1,050	805	44	298	821	3,860
Mortality and expense risk charges (note 2)	(5,517)	(6,434)	(11,597)	(4,148)	(56)	(105)	(891)	(3,854)

Net investment income (loss)	(2,525)	(4,501)	(10,547)	(3,343)	(12)	193	(70)	6

Proceeds from mutual fund shares sold	96,780	108,695	148,819	24,354	9,357	105	4,891	74,870
Cost of mutual fund shares sold	(71,249)	(59,527)	(125,456)	(22,007)	(6,570)	(108)	(3,600)	(58,036)

Realized gain (loss) on investments	25,531	49,168	23,363	2,347	2,787	(3)	1,291	16,834
Change in unrealized gain (loss) on investments	91,281	(23,465)	20,292	9,587	(1,564)	(3)	3,248	33,642

Net gain (loss) on investments	116,812	25,703	43,655	11,934	1,223	(6)	4,539	50,476

Reinvested capital gains	–	59,186	–	16,265	–	–	4,581	–

Net increase (decrease) in contract owners’ equity resulting from operations	$114,287	80,388	33,108	24,856	1,211	187	9,050	50,482

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	STIMidCapEq	STISmCapVal	VKCorPlus2	VKUSRealEst2	VKCom2	VKStrGr2
Reinvested dividends	$694	500	90,710	49,884	277,721	–
Mortality and expense risk charges (note 2)	(2,651)	(1,315)	(28,791)	(72,104)	(276,516)	(73,788)

Net investment income (loss)	(1,957)	(815)	61,919	(22,220)	1,205	(73,788)

Proceeds from mutual fund shares sold	14,075	12,796	596,258	1,802,772	5,254,125	1,082,142
Cost of mutual fund shares sold	(10,266)	(11,403)	(613,648)	(1,294,978)	(3,686,478)	(771,908)

Realized gain (loss) on investments	3,809	1,393	(17,390)	507,794	1,567,647	310,234
Change in unrealized gain (loss) on investments	331	(12,191)	(7,593)	848,888	57,283	(196,895)

Net gain (loss) on investments	4,140	(10,798)	(24,983)	1,356,682	1,624,930	113,339

Reinvested capital gains	13,592	28,037	12,348	342,186	1,291,219	–

Net increase (decrease) in contract owners’ equity resulting from operations	$15,775	16,424	49,284	1,676,648	2,917,354	39,551

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue2		AIMCapAp2		AIMCapDev
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$12,523,422	14,829,795	(184,021)	(215,991)	(42,546)	(43,681)	(2,597)	(2,151)
Realized gain (loss) on investments	33,357,396	(4,776,243)	1,312,607	866,889	140,877	278,565	18,662	2,069
Change in unrealized gain (loss) on investments	59,982,481	73,925,482	(180,102)	(187,262)	41,409	(26,036)	10,967	16,328
Reinvested capital gains	57,493,885	23,014,795	637,346	188,856	–	–	4,191	–

Net increase (decrease) in contract owners’ equity resulting from operations	163,357,184	106,993,829	1,585,830	652,492	139,740	208,848	31,223	16,246

Equity transactions:
Purchase payments received from contract owners (note 3)	52,106,118	50,077,610	354,722	699,912	34,972	185,601	12,972	788
Transfers between funds	–	–	(1,200,600)	(577,085)	(25,679)	(379,983)	(1,856)	5,133
Redemptions (note 3)	(341,659,011)	(279,949,063)	(2,082,911)	(1,284,387)	(259,729)	(207,782)	(9,512)	(3,526)
Annuity benefits	(195,740)	(193,770)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(82,391)	(96,182)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,245,068)	(2,780,500)	(22,332)	(28,722)	(4,696)	(7,263)	(375)	(76)
Adjustments to maintain reserves	152,824	122,135	428	437	9	54	(2)	(4)

Net equity transactions	(291,923,268)	(232,819,770)	(2,950,693)	(1,189,845)	(255,123)	(409,373)	1,227	2,315

Net change in contract owners’ equity	(128,566,084)	(125,825,941)	(1,364,863)	(537,353)	(115,383)	(200,525)	32,450	18,561
Contract owners’ equity beginning of period	1,792,285,677	1,918,111,618	16,429,623	16,966,976	3,175,311	3,375,836	209,927	191,366

Contract owners’ equity end of period	$1,663,719,593	1,792,285,677	15,064,760	16,429,623	3,059,928	3,175,311	242,377	209,927

CHANGES IN UNITS:
Beginning units	136,431,377	154,226,966	1,394,538	1,498,502	290,170	330,900	16,278	16,085

Units purchased	20,346,147	22,024,168	62,804	176,958	17,959	63,808	3,006	537
Units redeemed	(40,685,696)	(39,819,757)	(309,805)	(280,922)	(40,811)	(104,538)	(2,978)	(344)

Ending units	116,091,828	136,431,377	1,147,537	1,394,538	267,318	290,170	16,306	16,278

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMCapDev2		AIMCoreEq		AIMCoreEq2		AIMIntGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,371)	(1,835)	(804)	–	(5,743)	–	(5,450)	(9,796)
Realized gain (loss) on investments	32,515	14,511	(404)	–	(3,516)	–	148,839	68,084
Change in unrealized gain (loss) on investments	(109)	1,796	48,930	–	203,118	–	263,192	180,234
Reinvested capital gains	8,090	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	35,125	14,472	47,722	–	193,859	–	406,581	238,522

Equity transactions:
Purchase payments received from contract owners (note 3)	41,395	26,072	4,661	–	94,707	–	–	–
Transfers between funds	180,724	129,090	583,284	–	2,780,438	–	(159,860)	(158,945)
Redemptions (note 3)	(22,029)	(857)	(11,361)	–	(125,704)	–	(161,756)	(89,192)
Annuity benefits	–	–	–	–	(447)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(13)	(41)	(103)	–	(338)	–	(2,913)	(2,314)
Adjustments to maintain reserves	69	–	15	–	11,668	–	203	4

Net equity transactions	200,146	154,264	576,496	–	2,760,324	–	(324,326)	(250,447)

Net change in contract owners’ equity	235,271	168,736	624,218	–	2,954,183	–	82,255	(11,925)
Contract owners’ equity beginning of period	252,192	83,456	–	–	–	–	1,692,289	1,704,214

Contract owners’ equity end of period	$487,463	252,192	624,218	–	2,954,183	–	1,774,544	1,692,289

CHANGES IN UNITS:
Beginning units	19,368	7,100	–	–	–	–	110,019	128,816

Units purchased	42,859	20,850	60,058	–	294,001	–	–	–
Units redeemed	(30,037)	(8,582)	(2,910)	–	(21,227)	–	(18,786)	(18,797)

Ending units	32,190	19,368	57,148	–	272,774	–	91,233	110,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMMidCore		AIMPreEq		AIMPreEq2		AlGrIncB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,048)	(4,186)	3,988	(989)	5,907	(14,472)	(15,980)	(4,323)
Realized gain (loss) on investments	27,109	11,474	103,590	3,850	496,855	89,376	626,982	415,889
Change in unrealized gain (loss) on investments	(31,440)	16,749	(78,845)	21,064	(399,237)	3,231	260,447	(92,526)
Reinvested capital gains	85,445	25,338	–	–	–	–	514,354	–

Net increase (decrease) in contract owners’ equity resulting from operations	80,066	49,375	28,733	23,925	103,525	78,135	1,385,803	319,040

Equity transactions:
Purchase payments received from contract owners (note 3)	14,598	26,492	55	10,030	13,398	100,321	258,248	404,192
Transfers between funds	(22,282)	51,611	(577,015)	14,704	(2,156,611)	(155,837)	(369,243)	(19,553)
Redemptions (note 3)	(23,462)	(29,923)	(6,931)	(10,819)	(21,387)	(98,728)	(1,206,788)	(768,586)
Annuity benefits	–	–	–	–	(147)	(560)	(603)	(577)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(63)	(687)	(180)	(62)	(490)	(3,429)	(29,389)	(12,740)
Adjustments to maintain reserves	(30)	(12)	(38)	17	(1,191)	241	1,029	1,030

Net equity transactions	(31,239)	47,481	(584,109)	13,870	(2,166,428)	(157,992)	(1,346,746)	(396,234)

Net change in contract owners’ equity	48,827	96,856	(555,376)	37,795	(2,062,903)	(79,857)	39,057	(77,194)
Contract owners’ equity beginning of period	822,685	725,829	555,376	517,581	2,062,903	2,142,760	10,042,112	10,119,306

Contract owners’ equity end of period	$871,512	822,685	–	555,376	–	2,062,903	10,081,169	10,042,112

CHANGES IN UNITS:
Beginning units	63,405	59,558	50,633	49,381	210,269	227,049	845,191	878,709

Units purchased	3,822	6,768	5	2,337	1,792	16,343	62,581	103,545
Units redeemed	(6,205)	(2,921)	(50,638)	(1,085)	(212,061)	(33,123)	(172,369)	(137,063)

Ending units	61,022	63,405	–	50,633	–	210,269	735,403	845,191

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlIntlValB		AlLrgCpGrB		AlSmMdCpB		DrySmCapIxS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,248	(43,888)	(40,456)	(40,949)	(140,007)	(92,475)	(8,644)	(11,595)
Realized gain (loss) on investments	602,270	315,661	241,703	136,402	1,174,867	729,439	58,020	31,164
Change in unrealized gain (loss) on investments	1,192,940	468,262	(277,391)	293,401	(341,991)	(551,682)	68,916	44,190
Reinvested capital gains	123,921	96,937	–	–	926,462	582,281	26,869	2,718

Net increase (decrease) in contract owners’ equity resulting from operations	1,923,379	836,972	(76,144)	388,854	1,619,331	667,563	145,161	66,477

Equity transactions:
Purchase payments received from contract owners (note 3)	4,474	–	76,234	59,536	281,513	392,960	66,249	121,357
Transfers between funds	(621,582)	(549,666)	(344,308)	224,961	(584,302)	(160,814)	(47,702)	10,994
Redemptions (note 3)	(577,166)	(412,610)	(381,955)	(198,763)	(1,601,757)	(701,256)	(55,363)	(32,410)
Annuity benefits	–	–	–	–	(668)	(624)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(5,876)	(8,857)	(12,333)	(4,602)	(18,642)	(15,357)	(1,527)	(875)
Adjustments to maintain reserves	1,468	893	132	299	1,509	1,403	31	38

Net equity transactions	(1,198,682)	(970,240)	(662,230)	81,431	(1,922,347)	(483,688)	(38,312)	99,104

Net change in contract owners’ equity	724,697	(133,268)	(738,374)	470,285	(303,016)	183,875	106,849	165,581
Contract owners’ equity beginning of period	6,148,550	6,281,818	3,541,590	3,071,305	13,493,974	13,310,099	1,103,814	938,233

Contract owners’ equity end of period	$6,873,247	6,148,550	2,803,216	3,541,590	13,190,958	13,493,974	1,210,663	1,103,814

CHANGES IN UNITS:
Beginning units	323,653	380,692	324,021	318,337	865,217	898,836	78,129	70,029

Units purchased	359	–	27,345	65,630	76,498	119,329	6,929	13,160
Units redeemed	(52,700)	(57,039)	(89,881)	(59,946)	(191,103)	(152,948)	(9,379)	(5,060)

Ending units	271,312	323,653	261,485	324,021	750,612	865,217	75,679	78,129

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGro		DryStkIx		DryStklxS		FedAmLeadS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,167)	(4,640)	11,680	10,438	5,421	4,727	1,062	675
Realized gain (loss) on investments	5,657	6,330	212,557	40,258	139,006	168,119	97,909	95,818
Change in unrealized gain (loss) on investments	28,825	8,198	91,744	30,606	499,989	(11,472)	(63,167)	(3,708)
Reinvested capital gains	–	–	–	–	–	–	331,996	–

Net increase (decrease) in contract owners’ equity resulting from operations	30,315	9,888	315,981	81,302	644,416	161,374	367,800	92,785

Equity transactions:
Purchase payments received from contract owners (note 3)	359	10,241	143,390	327,089	256,716	459,337	77,201	77,808
Transfers between funds	(10,887)	(9,777)	(196,748)	(41,571)	(10,846)	(139,643)	(122,188)	50,915
Redemptions (note 3)	(15,894)	(24,919)	(82,183)	(67,422)	(493,845)	(370,639)	(279,990)	(179,741)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(46)	(417)	(2,104)	(2,883)	(8,736)	(12,546)	(8,435)	(7,740)
Adjustments to maintain reserves	12	(6)	142	106	180	128	19	37

Net equity transactions	(26,456)	(24,878)	(137,503)	215,319	(256,531)	(63,363)	(333,393)	(58,721)

Net change in contract owners’ equity	3,859	(14,990)	178,478	296,621	387,885	98,011	34,407	34,064
Contract owners’ equity beginning of period	409,848	424,838	2,280,067	1,983,446	4,915,059	4,817,048	2,697,263	2,663,199

Contract owners’ equity end of period	$413,707	409,848	2,458,545	2,280,067	5,302,944	4,915,059	2,731,670	2,697,263

CHANGES IN UNITS:
Beginning units	41,096	43,895	196,318	174,082	360,175	363,953	237,603	242,829

Units purchased	257	1,026	46,771	35,205	74,586	133,653	16,645	24,606
Units redeemed	(2,780)	(3,825)	(57,133)	(12,969)	(92,868)	(137,431)	(45,045)	(29,832)

Ending units	38,573	41,096	185,956	196,318	341,893	360,175	209,203	237,603

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedCapApS		FedHiIncS		FedIntEq		FedMidCpGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(18,670)	(11,946)	848,472	831,608	(1,862)	(2,035)	(9,528)	(8,367)
Realized gain (loss) on investments	104,543	99,370	(25,705)	345,416	995	7,490	45,210	22,523
Change in unrealized gain (loss) on investments	251,428	(79,066)	259,186	(1,067,000)	35,028	7,949	15,700	67,655
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	337,301	8,358	1,081,953	110,024	34,161	13,404	51,382	81,811

Equity transactions:
Purchase payments received from contract owners (note 3)	56,285	50,636	305,493	319,975	–	–	21,437	10,295
Transfers between funds	(79,956)	(120,826)	471,246	(478,943)	–	(18,489)	39,515	(3,103)
Redemptions (note 3)	(232,095)	(229,418)	(1,686,625)	(1,399,446)	(533)	(6,453)	(54,761)	(28,299)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,473)	(10,136)	(24,369)	(28,722)	–	–	(1,218)	(282)
Adjustments to maintain reserves	115	30	825	331	8	(16)	74	13

Net equity transactions	(259,124)	(309,714)	(933,430)	(1,586,805)	(525)	(24,958)	5,047	(21,376)

Net change in contract owners’ equity	78,177	(301,356)	148,523	(1,476,781)	33,636	(11,554)	56,429	60,435
Contract owners’ equity beginning of period	2,499,084	2,800,440	12,361,109	13,837,890	194,159	205,713	787,053	726,618

Contract owners’ equity end of period	$2,577,261	2,499,084	12,509,632	12,361,109	227,795	194,159	843,482	787,053

CHANGES IN UNITS:
Beginning units	236,385	266,015	944,507	1,065,920	15,775	18,034	54,951	56,524

Units purchased	12,809	8,063	297,058	273,004	–	–	6,713	2,794
Units redeemed	(35,867)	(37,693)	(365,660)	(394,417)	(39)	(2,259)	(6,625)	(4,367)

Ending units	213,327	236,385	875,905	944,507	15,736	15,775	55,039	54,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedQualBd		FedQualBdS		FidVIPEI		FidVIPEIS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$93,231	86,746	366,703	358,225	682,883	148,581	663,015	218,483
Realized gain (loss) on investments	(24,356)	(18,982)	(124,272)	(115,445)	907,138	533,846	709,364	613,355
Change in unrealized gain (loss) on investments	26,644	(85,372)	124,114	(392,159)	144,541	(687,156)	278,326	(597,189)
Reinvested capital gains	–	21,492	–	101,399	4,184,052	1,614,992	3,719,325	1,355,258

Net increase (decrease) in contract owners’ equity resulting from operations	95,519	3,884	366,545	(47,980)	5,918,614	1,610,263	5,370,030	1,589,907

Equity transactions:
Purchase payments received from contract owners (note 3)	128,916	115,314	638,423	359,341	252,655	512,538	575,558	507,693
Transfers between funds	(85,178)	28,726	546,655	(251,201)	543,704	1,137,548	(488,819)	(292,400)
Redemptions (note 3)	(213,324)	(203,343)	(1,717,946)	(1,435,080)	(11,411,844)	(11,752,230)	(9,948,996)	(6,473,706)
Annuity benefits	–	–	(520)	(535)	(9,927)	(9,396)	(1,260)	(1,158)
Annual contract maintenance charges (note 2)	–	–	–	–	(5,755)	(6,513)	–	–
Contingent deferred sales charges (note 2)	(6,365)	(4,948)	(31,910)	(34,423)	(5,311)	(19,010)	(10,375)	(49,667)
Adjustments to maintain reserves	(40)	(64)	(89)	(47)	209	47	1,272	805

Net equity transactions	(175,991)	(64,315)	(565,387)	(1,361,945)	(10,636,269)	(10,137,016)	(9,872,620)	(6,308,433)

Net change in contract owners’ equity	(80,472)	(60,431)	(198,842)	(1,409,925)	(4,717,655)	(8,526,753)	(4,502,590)	(4,718,526)
Contract owners’ equity beginning of period	3,346,301	3,406,732	14,757,062	16,166,987	38,472,831	46,999,584	34,367,589	39,086,115

Contract owners’ equity end of period	$3,265,829	3,346,301	14,558,220	14,757,062	33,755,176	38,472,831	29,864,999	34,367,589

CHANGES IN UNITS:
Beginning units	295,088	301,028	1,316,031	1,438,086	2,268,978	2,896,630	2,510,246	2,974,661

Units purchased	27,452	27,506	248,576	155,441	141,991	273,351	222,140	193,440
Units redeemed	(42,995)	(33,446)	(299,211)	(277,496)	(735,637)	(901,003)	(884,352)	(657,855)

Ending units	279,545	295,088	1,265,396	1,316,031	1,675,332	2,268,978	1,848,034	2,510,246

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS2		FidVIPGr		FidVIPGrS		FidVIPGrS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$835,023	85,708	(276,333)	(315,989)	(220,446)	(235,230)	(317,839)	(319,308)
Realized gain (loss) on investments	1,241,467	593,503	(5,040,962)	(9,032,211)	(5,954,616)	(6,018,246)	2,194,932	(118,328)
Change in unrealized gain (loss) on investments	343,909	(510,291)	6,754,333	10,563,863	7,840,967	7,853,157	(431,288)	1,668,397
Reinvested capital gains	6,118,431	1,819,525	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,538,830	1,988,445	1,437,038	1,215,663	1,665,905	1,599,681	1,445,805	1,230,761

Equity transactions:
Purchase payments received from contract owners (note 3)	1,645,635	1,274,955	277,696	597,100	362,899	254,956	598,644	561,927
Transfers between funds	(1,544,746)	(1,693,521)	(1,621,135)	(3,716,210)	(2,066,264)	(2,909,222)	(2,586,593)	(1,098,055)
Redemptions (note 3)	(5,627,440)	(4,194,989)	(8,827,479)	(10,103,354)	(10,310,818)	(6,658,915)	(4,496,360)	(3,995,897)
Annuity benefits	–	–	(16,373)	(40,908)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(6,924)	(7,983)	–	–	–	–
Contingent deferred sales charges (note 2)	(82,097)	(88,188)	(7,693)	(26,933)	(19,703)	(67,482)	(58,314)	(94,289)
Adjustments to maintain reserves	10,313	5,573	520	22,517	(24)	(200)	3,239	549

Net equity transactions	(5,598,335)	(4,696,170)	(10,201,388)	(13,275,771)	(12,033,910)	(9,380,863)	(6,539,384)	(4,625,765)

Net change in contract owners’ equity	2,940,495	(2,707,725)	(8,764,350)	(12,060,108)	(10,368,005)	(7,781,182)	(5,093,579)	(3,395,004)
Contract owners’ equity beginning of period	49,887,171	52,594,896	33,267,269	45,327,377	37,295,902	45,077,084	32,024,884	35,419,888

Contract owners’ equity end of period	$52,827,666	49,887,171	24,502,919	33,267,269	26,927,897	37,295,902	26,931,305	32,024,884

CHANGES IN UNITS:
Beginning units	4,235,309	4,658,436	2,270,865	3,223,167	3,024,143	3,820,516	4,427,606	5,106,094

Units purchased	370,334	637,870	51,440	143,716	33,928	39,918	217,916	637,643
Units redeemed	(828,589)	(1,060,997)	(735,033)	(1,096,018)	(986,286)	(836,291)	(1,095,251)	(1,316,131)

Ending units	3,777,054	4,235,309	1,587,272	2,270,865	2,071,785	3,024,143	3,550,271	4,427,606

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPHI		FidVIPHIS		FidVIPHIS2		FidVIPMMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,396,944	4,578,570	750,919	2,644,918	1,179,977	2,689,548	1,139,741	626,786
Realized gain (loss) on investments	(69,315)	2,934,402	95,038	(2,212,628)	377,780	321,587	–	–
Change in unrealized gain (loss) on investments	1,021,177	(7,174,316)	483,927	(200,165)	179,751	(2,842,946)	–	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,348,806	338,656	1,329,884	232,125	1,737,508	168,189	1,139,741	626,786

Equity transactions:
Purchase payments received from contract owners (note 3)	131,429	353,928	134,226	92,344	423,706	460,265	683,564	1,205,923
Transfers between funds	(873,581)	(1,754,513)	(815,828)	(1,847,034)	388,812	(1,121,136)	11,721,630	9,784,206
Redemptions (note 3)	(8,017,429)	(8,762,806)	(5,766,038)	(3,768,073)	(2,449,639)	(2,006,372)	(15,180,482)	(17,423,886)
Annuity benefits	(9,146)	(8,992)	(1,169)	(1,144)	–	–	(108,976)	(82,117)
Annual contract maintenance charges (note 2)	(3,920)	(4,616)	–	–	–	–	(2,027)	(2,516)
Contingent deferred sales charges (note 2)	(2,737)	(7,037)	(9,080)	(26,278)	(41,251)	(50,206)	(38,591)	(79,558)
Adjustments to maintain reserves	880	421	695	626	1,629	1,362	5,247	3,333

Net equity transactions	(8,774,504)	(10,183,615)	(6,457,194)	(5,549,559)	(1,676,743)	(2,716,087)	(2,919,635)	(6,594,615)

Net change in contract owners’ equity	(6,425,698)	(9,844,959)	(5,127,310)	(5,317,434)	60,765	(2,547,898)	(1,779,894)	(5,967,829)
Contract owners’ equity beginning of period	29,703,634	39,548,593	17,046,738	22,364,172	19,137,290	21,685,188	32,414,615	38,382,444

Contract owners’ equity end of period	$23,277,936	29,703,634	11,919,428	17,046,738	19,198,055	19,137,290	30,634,721	32,414,615

CHANGES IN UNITS:
Beginning units	2,687,632	3,630,254	1,819,246	2,423,282	2,043,436	2,341,459	2,635,345	3,218,350

Units purchased	321,066	884,090	67,456	81,871	298,644	333,865	1,802,523	2,258,193
Units redeemed	(1,090,531)	(1,826,712)	(731,409)	(685,907)	(474,289)	(631,888)	(2,033,084)	(2,841,198)

Ending units	1,918,167	2,687,632	1,155,293	1,819,246	1,867,791	2,043,436	2,404,784	2,635,345

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOv		FidVIPOvS		FidVIPOvS2		FidVIPOvS2R
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(139,958)	(204,858)	(20,218)	(45,585)	(44,952)	(61,689)	(32,797)	(25,298)
Realized gain (loss) on investments	1,534,120	(1,119,434)	1,070,285	320,969	673,121	449,608	359,850	80,214
Change in unrealized gain (loss) on investments	2,841,948	5,772,176	568,458	1,466,840	662,545	936,539	469,229	564,125
Reinvested capital gains	187,866	156,980	72,924	62,061	57,648	47,626	30,201	13,717

Net increase (decrease) in contract owners’ equity resulting from operations	4,423,976	4,604,864	1,691,449	1,804,285	1,348,362	1,372,084	826,483	632,758

Equity transactions:
Purchase payments received fromcontract owners (note 3)	267,768	341,990	–	–	–	–	708,822	353,079
Transfers between funds	1,320,709	420,229	(379,419)	(827,634)	(483,694)	(470,615)	1,082,087	1,234,353
Redemptions (note 3)	(7,575,798)	(6,552,056)	(2,418,463)	(1,641,237)	(1,030,932)	(1,031,154)	(632,480)	(228,059)
Annuity benefits	(1,112)	(934)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(4,787)	(5,027)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(6,396)	(12,081)	(3,344)	(15,081)	(13,254)	(27,605)	(5,871)	(5,224)
Adjustments to maintain reserves	63	(94)	518	271	3,027	1,867	1,453	567

Net equity transactions	(5,999,553)	(5,807,973)	(2,800,708)	(2,483,681)	(1,524,853)	(1,527,507)	1,154,011	1,354,716

Net change in contract owners’ equity	(1,575,577)	(1,203,109)	(1,109,259)	(679,396)	(176,491)	(155,423)	1,980,494	1,987,474
Contract owners’ equity beginning of period	30,156,890	31,359,999	11,661,213	12,340,609	9,172,729	9,328,152	4,412,376	2,424,902

Contract owners’ equity end of period	$28,581,313	30,156,890	10,551,954	11,661,213	8,996,238	9,172,729	6,392,870	4,412,376

CHANGES IN UNITS:
Beginning units	1,847,746	2,254,225	852,469	1,061,644	886,223	1,049,600	303,978	197,038

Units purchased	188,277	222,141	–	–	–	–	188,330	163,573
Units redeemed	(535,540)	(628,620)	(190,699)	(209,175)	(138,279)	(163,377)	(125,657)	(56,633)

Ending units	1,500,483	1,847,746	661,770	852,469	747,944	886,223	366,651	303,978

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvSR		FidVIPVal		FidVIPVal2		FidVIPAMGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,050)	(5,487)	(2,641)	(4,806)	(8,686)	(14,314)	29,598	63,135
Realized gain (loss) on investments	170,839	65,312	105,577	85,636	66,505	51,791	(126,147)	(598,314)
Change in unrealized gain (loss) on investments	20,449	143,458	(22,036)	(38,027)	110,509	23,383	280,192	609,637
Reinvested capital gains	8,403	6,409	3,658	–	8,313	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	197,641	209,692	84,558	42,803	176,641	60,860	183,643	74,458

Equity transactions:
Purchase payments received from contract owners (note 3)	82,792	98,376	–	–	4,193	10,678	29,275	120,179
Transfers between funds	47,888	131,180	(156,741)	114,154	(85,608)	(104,282)	(133,594)	(429,909)
Redemptions (note 3)	(316,353)	(250,975)	(197,983)	(170,337)	(142,212)	(115,669)	(965,414)	(1,459,240)
Annuity benefits	(576)	(482)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(764)	(1,008)
Contingent deferred sales charges (note 2)	(416)	(2,857)	(824)	(1,360)	(2,280)	(2,185)	(411)	(1,809)
Adjustments to maintain reserves	323	281	(80)	(4)	257	156	(54)	(80)

Net equity transactions	(186,342)	(24,477)	(355,628)	(57,547)	(225,650)	(211,302)	(1,070,962)	(1,771,867)

Net change in contract owners’ equity	11,299	185,215	(271,070)	(14,744)	(49,009)	(150,442)	(887,319)	(1,697,409)
Contract owners’ equity beginning of period	1,306,091	1,120,876	847,039	861,783	1,476,384	1,626,826	4,171,440	5,868,849

Contract owners’ equity end of period	$1,317,390	1,306,091	575,969	847,039	1,427,375	1,476,384	3,284,121	4,171,440

CHANGES IN UNITS:
Beginning units	98,573	100,201	70,438	75,284	125,609	144,568	313,221	450,386

Units purchased	29,249	43,426	2,505	19,013	1,396	3,643	13,007	14,433
Units redeemed	(43,190)	(45,054)	(30,722)	(23,859)	(19,446)	(22,602)	(92,149)	(151,598)

Ending units	84,632	98,573	42,221	70,438	107,559	125,609	234,079	313,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPAMGrS		FidVIPAMGrS2		FidVIPAM		FidVIPAMS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$36,355	55,897	12,200	26,913	76,560	117,622	95,216	110,705
Realized gain (loss) on investments	(220,343)	(272,146)	(5,916)	(47,737)	164,794	(229,001)	(206,574)	(276,307)
Change in unrealized gain (loss) on investments	346,126	300,512	98,821	60,024	37,481	245,999	381,091	318,862
Reinvested capital gains	–	–	–	–	–	2,824	–	2,341

Net increase (decrease) in contract owners’ equity resulting from operations	162,138	84,263	105,105	39,200	278,835	137,444	269,733	155,601

Equity transactions:
Purchase payments received from contract owners (note 3)	41,455	7,821	5,667	6,871	35,087	118,212	309,695	17,469
Transfers between funds	(76,642)	(182,858)	(40,037)	(436,993)	46,591	(68,759)	(134,377)	(340,411)
Redemptions (note 3)	(869,581)	(652,013)	(354,055)	(387,400)	(1,619,480)	(2,938,883)	(1,987,610)	(1,301,938)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(929)	(1,121)	–	–
Contingent deferred sales charges (note 2)	(1,753)	(8,223)	(5,077)	(8,622)	(987)	(2,522)	(3,004)	(14,081)
Adjustments to maintain reserves	(83)	(98)	237	65	(75)	(235)	(95)	(102)

Net equity transactions	(906,604)	(835,371)	(393,265)	(826,079)	(1,539,793)	(2,893,308)	(1,815,391)	(1,639,063)

Net change in contract owners’ equity	(744,466)	(751,108)	(288,160)	(786,879)	(1,260,958)	(2,755,864)	(1,545,658)	(1,483,462)
Contract owners’ equity beginning of period	3,546,175	4,297,283	2,335,451	3,122,330	5,878,062	8,633,926	5,674,106	7,157,568

Contract owners’ equity end of period	$2,801,709	3,546,175	2,047,291	2,335,451	4,617,104	5,878,062	4,128,448	5,674,106

CHANGES IN UNITS:
Beginning units	318,342	396,705	262,690	358,223	408,397	615,773	457,159	595,788

Units purchased	3,756	5,335	991	944	19,524	36,177	27,362	5,796
Units redeemed	(84,239)	(83,698)	(44,994)	(96,477)	(125,520)	(243,553)	(170,830)	(144,425)

Ending units	237,859	318,342	218,687	262,690	302,401	408,397	313,691	457,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPAMS2		FidVIPCon		FidVIPConS		FidVIPConS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$54,893	63,052	(87,069)	(709,461)	29,509	(387,562)	(207,922)	(643,690)
Realized gain (loss) on investments	11,483	(12,578)	3,819,047	240,549	2,988,134	219,513	3,736,844	1,473,015
Change in unrealized gain (loss) on investments	143,679	47,254	(2,458,828)	9,652,927	(1,932,970)	7,249,171	(2,757,190)	6,855,187
Reinvested capital gains	–	1,669	4,506,449	12,449	3,425,575	9,225	4,855,135	9,848

Net increase (decrease) in contract owners’ equity resulting from operations	210,055	99,397	5,779,599	9,196,464	4,510,248	7,090,347	5,626,867	7,694,360

Equity transactions:
Purchase payments received from contract owners (note 3)	22,446	47,233	452,115	768,783	636,602	345,465	2,527,639	2,112,602
Transfers between funds	(117,662)	(133,893)	(318,510)	3,791,966	(1,085,024)	718,661	143,675	1,119,843
Redemptions (note 3)	(790,557)	(734,472)	(16,365,549)	(15,785,372)	(13,268,625)	(7,312,034)	(6,701,934)	(4,376,569)
Annuity benefits	–	–	(125)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(10,471)	(11,555)	–	–	–	–
Contingent deferred sales charges (note 2)	(9,813)	(17,260)	(10,632)	(32,115)	(28,968)	(81,495)	(151,181)	(102,805)
Adjustments to maintain reserves	233	134	(42)	525	571	942	15,405	14,291

Net equity transactions	(895,353)	(838,258)	(16,253,214)	(11,267,768)	(13,745,444)	(6,328,461)	(4,166,396)	(1,232,638)

Net change in contract owners’ equity	(685,298)	(738,861)	(10,473,615)	(2,071,304)	(9,235,196)	761,886	1,460,471	6,461,722
Contract owners’ equity beginning of period	4,216,826	4,955,687	65,268,259	67,339,563	50,466,340	49,704,454	58,493,126	52,031,404

Contract owners’ equity end of period	$3,531,528	4,216,826	54,794,644	65,268,259	41,231,144	50,466,340	59,953,597	58,493,126

CHANGES IN UNITS:
Beginning units	415,041	499,428	3,010,456	3,579,619	2,778,895	3,159,087	4,727,922	4,843,433

Units purchased	2,507	5,430	194,669	382,314	178,541	258,757	767,223	696,562
Units redeemed	(88,954)	(89,817)	(913,347)	(951,477)	(884,730)	(638,949)	(1,082,239)	(812,073)

Ending units	328,594	415,041	2,291,778	3,010,456	2,072,706	2,778,895	4,412,906	4,727,922

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPIdx500		FidVIPIGBd		FidVIPAgGrS		FidVIPAgGrS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$466,893	581,192	1,545,087	1,684,909	(965)	(2,042)	(40,693)	(41,636)
Realized gain (loss) on investments	(581,791)	(4,429,495)	(915,899)	(694,734)	13,233	33,423	147,757	272,255
Change in unrealized gain (loss) on investments	9,258,827	6,452,695	567,845	(1,895,914)	(7,962)	(16,484)	(70,466)	(135,128)
Reinvested capital gains	–	–	128,380	1,481,413	3,968	5,194	144,659	89,531

Net increase (decrease) in contract owners’ equity resulting from operations	9,143,929	2,604,392	1,325,413	575,674	8,274	20,091	181,257	185,022

Equity transactions:
Purchase payments received from contract owners (note 3)	678,374	1,082,704	386,612	648,388	–	26,192	44,631	51,403
Transfers between funds	(3,515,348)	(3,508,845)	(1,046,243)	(102,433)	(51,300)	(6,331)	(99,667)	(200,641)
Redemptions (note 3)	(19,413,405)	(17,480,999)	(14,856,023)	(13,836,227)	(66,846)	(33,937)	(227,258)	(167,089)
Annuity benefits	(214)	–	(6,971)	(7,284)	–	–	–	–
Annual contract maintenance charges (note 2)	(5,829)	(6,973)	(2,535)	(3,457)	–	–	–	–
Contingent deferred sales charges (note 2)	(52,302)	(153,817)	(31,171)	(78,608)	–	(45)	(3,918)	(3,987)
Adjustments to maintain reserves	2,366	1,727	(524)	1,997	(24)	50	276	77

Net equity transactions	(22,306,358)	(20,066,203)	(15,556,855)	(13,377,624)	(118,170)	(14,071)	(285,936)	(320,237)

Net change in contract owners’ equity	(13,162,429)	(17,461,811)	(14,231,442)	(12,801,950)	(109,896)	6,020	(104,679)	(135,215)
Contract owners’ equity beginning of period	77,210,083	94,671,894	56,445,929	69,247,879	181,331	175,311	3,074,420	3,209,635

Contract owners’ equity end of period	$64,047,654	77,210,083	42,214,487	56,445,929	71,435	181,331	2,969,741	3,074,420

CHANGES IN UNITS:
Beginning units	5,719,281	7,217,333	3,776,974	4,666,693	17,951	18,556	315,380	349,870

Units purchased	209,267	260,994	220,040	311,783	1,507	13,443	47,192	90,018
Units redeemed	(1,804,793)	(1,759,046)	(1,260,567)	(1,201,502)	(12,864)	(14,048)	(77,223)	(124,508)

Ending units	4,123,755	5,719,281	2,736,447	3,776,974	6,594	17,951	285,349	315,380

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPBal		FidVIPBalS		FidVIPBalS2		FidVIPDyCapS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$275,133	603,295	153,007	261,683	50,088	107,580	(3,883)	(5,213)
Realized gain (loss) on investments	(253,338)	(175,014)	103,700	(370,541)	98,256	62,438	93,143	19,213
Change in unrealized gain (loss) on investments	2,146,549	1,051,664	499,910	719,774	350,405	157,422	(28,456)	87,184
Reinvested capital gains	1,260,773	32,592	482,699	11,880	286,908	6,625	17,946	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,429,117	1,512,537	1,239,316	622,796	785,657	334,065	78,750	101,184

Equity transactions:
Purchase payments received from contract owners (note 3)	173,020	375,499	169,160	74,608	114,571	18,545	12,023	309
Transfers between funds	13,189	(360,541)	(149,460)	(557,127)	70,067	(319,992)	(23,947)	179,793
Redemptions (note 3)	(8,953,757)	(10,891,261)	(5,179,441)	(2,902,601)	(1,581,897)	(1,135,353)	(62,708)	(80,698)
Annuity benefits	(11,562)	(12,875)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(6,049)	(7,263)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,312)	(6,704)	(5,515)	(27,564)	(15,092)	(23,250)	(258)	(382)
Adjustments to maintain reserves	975	473	(125)	(105)	1,527	472	(16)	(15)

Net equity transactions	(8,786,496)	(10,902,672)	(5,165,381)	(3,412,789)	(1,410,824)	(1,459,578)	(74,906)	99,007

Net change in contract owners’ equity	(5,357,379)	(9,390,135)	(3,926,065)	(2,789,993)	(625,167)	(1,125,513)	3,844	200,191
Contract owners’ equity beginning of period	38,604,729	47,994,864	14,695,826	17,485,819	8,561,975	9,687,488	676,589	476,398

Contract owners’ equity end of period	$33,247,350	38,604,729	10,769,761	14,695,826	7,936,808	8,561,975	680,433	676,589

CHANGES IN UNITS:
Beginning units	2,121,755	2,753,646	1,191,624	1,481,618	837,180	986,170	80,221	67,631

Units purchased	64,991	64,426	41,680	24,463	33,540	7,986	24,472	29,649
Units redeemed	(530,114)	(696,317)	(443,101)	(314,457)	(167,118)	(156,976)	(33,270)	(17,059)

Ending units	1,656,632	2,121,755	790,203	1,191,624	703,602	837,180	71,423	80,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPDyCapS2		FidVIPGrIn		FidVIPGrInS		FidVIPGrInS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(47,968)	(48,674)	(66,151)	64,889	(14,641)	161,156	(92,193)	14,341
Realized gain (loss) on investments	408,626	185,522	(125,970)	(1,538,177)	(883,411)	(1,449,242)	363,008	(101,985)
Change in unrealized gain (loss) on investments	9,496	504,875	1,539,190	2,572,718	2,768,650	2,998,056	1,065,902	1,068,958
Reinvested capital gains	113,651	–	474,228	–	699,365	–	444,547	–

Net increase (decrease) in contract owners’ equity resulting from operations	483,805	641,723	1,821,297	1,099,430	2,569,963	1,709,970	1,781,264	981,314

Equity transactions:
Purchase payments received from contract owners (note 3)	113,374	21,733	106,662	378,565	175,132	240,977	427,844	336,605
Transfers between funds	(54,194)	250,727	(568,763)	(1,193,940)	(1,063,343)	(2,061,592)	(651,835)	(667,448)
Redemptions (note 3)	(541,690)	(301,560)	(5,399,509)	(7,457,559)	(9,465,273)	(5,238,594)	(2,586,089)	(2,318,430)
Annuity benefits	–	–	(162)	(30)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(3,383)	(3,921)	–	–	–	–
Contingent deferred sales charges (note 2)	(6,435)	(6,958)	(4,680)	(12,877)	(17,314)	(54,862)	(48,426)	(52,965)
Adjustments to maintain reserves	1,719	658	(100)	(527)	66	(73)	3,472	1,286

Net equity transactions	(487,226)	(35,400)	(5,869,935)	(8,290,289)	(10,370,732)	(7,114,144)	(2,855,034)	(2,700,952)

Net change in contract owners’ equity	(3,421)	606,323	(4,048,638)	(7,190,859)	(7,800,769)	(5,404,174)	(1,073,770)	(1,719,638)
Contract owners’ equity beginning of period	4,271,690	3,665,367	19,177,043	26,367,902	27,981,920	33,386,094	17,350,338	19,069,976

Contract owners’ equity end of period	$4,268,269	4,271,690	15,128,405	19,177,043	20,181,151	27,981,920	16,276,568	17,350,338

CHANGES IN UNITS:
Beginning units	528,257	538,971	1,195,559	1,747,812	2,174,460	2,762,401	1,809,690	2,109,708

Units purchased	84,405	99,830	28,136	47,964	33,931	35,031	109,292	58,005
Units redeemed	(143,834)	(110,544)	(379,568)	(600,217)	(806,601)	(622,972)	(395,233)	(358,023)

Ending units	468,828	528,257	844,127	1,195,559	1,401,790	2,174,460	1,523,749	1,809,690

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPGrOp		FidVIPGrOpS		FidVIPGrOpS2		FidVIPMCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(523,431)	(429,999)	(77,598)	(40,431)	(40,038)	(33,743)	(48,442)	(61,410)
Realized gain (loss) on investments	(5,778,929)	(6,323,474)	(3,342,021)	(3,258,377)	(7,045)	(181,401)	632,280	291,639
Change in unrealized gain (loss) on investments	8,689,455	13,654,909	4,157,215	5,628,955	202,702	635,630	(662,299)	452,431
Reinvested capital gains	–	–	–	–	–	–	648,602	76,781

Net increase (decrease) in contract owners’ equity resulting from operations	2,387,095	6,901,436	737,596	2,330,147	155,619	420,486	570,141	759,441

Equity transactions:
Purchase payments received from contract owners (note 3)	673,950	1,067,893	271,612	149,848	16,041	25,825	233,858	259,734
Transfers between funds	(4,275,396)	(4,192,581)	(1,454,721)	(1,736,144)	(208,704)	(523,837)	(427,183)	275,329
Redemptions (note 3)	(23,551,542)	(25,769,966)	(9,203,965)	(5,528,450)	(932,188)	(1,122,988)	(767,533)	(592,728)
Annuity benefits	(13,383)	(15,267)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(24,187)	(29,371)	–	–	–	–	(4,831)	(4,858)
Contingent deferred sales charges (note 2)	(9,539)	(31,697)	(15,447)	(54,627)	(14,000)	(19,797)	(4,215)	(3,877)
Adjustments to maintain reserves	(291)	1,844	(272)	29	438	698	(31)	(45)

Net equity transactions	(27,200,388)	(28,969,145)	(10,402,793)	(7,169,344)	(1,138,413)	(1,640,099)	(969,935)	(66,445)

Net change in contract owners’ equity	(24,813,293)	(22,067,709)	(9,665,197)	(4,839,197)	(982,794)	(1,219,613)	(399,794)	692,996
Contract owners’ equity beginning of period	100,034,991	122,102,700	31,367,116	36,206,313	6,117,826	7,337,439	5,204,980	4,511,984

Contract owners’ equity end of period	$75,221,698	100,034,991	21,701,919	31,367,116	5,135,032	6,117,826	4,805,186	5,204,980

CHANGES IN UNITS:
Beginning units	5,330,713	6,993,903	3,260,503	4,052,469	783,699	1,008,606	161,231	163,205

Units purchased	61,368	102,916	64,349	28,247	13,527	5,412	18,499	27,230
Units redeemed	(1,553,934)	(1,766,106)	(1,160,208)	(820,213)	(164,099)	(230,319)	(45,921)	(29,204)

Ending units	3,838,147	5,330,713	2,164,644	3,260,503	633,127	783,699	133,809	161,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(165,730)	(240,927)	(738,619)	(789,196)	(3,054)	(5,090)	(66,059)	(94,701)
Realized gain (loss) on investments	4,003,094	2,174,719	5,281,016	2,689,243	14,533	19,152	(75,162)	233,586
Change in unrealized gain (loss) on investments	(4,314,908)	1,381,892	(5,889,550)	6,359,187	(27,415)	(18,634)	(84,337)	(356,076)
Reinvested capital gains	2,978,521	408,006	8,004,304	990,060	81,510	15,223	1,174,953	236,576

Net increase (decrease) in contract owners’ equity resulting from operations	2,500,977	3,723,690	6,657,151	9,249,294	65,574	10,651	949,395	19,385

Equity transactions:
Purchase payments received from contract owners (note 3)	177,104	158,225	1,377,274	1,468,067	8,520	59,002	169,912	203,760
Transfers between funds	(1,735,328)	294,896	(3,207,465)	1,141,047	(19,441)	15,792	508,381	(1,407,812)
Redemptions (note 3)	(6,677,757)	(3,524,275)	(7,352,715)	(5,282,043)	(18,826)	(36,995)	(781,739)	(599,276)
Annuity benefits	(790)	(682)	–	–	–	–	(626)	(578)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(10,164)	(38,329)	(130,234)	(123,832)	(465)	(639)	(11,095)	(7,853)
Adjustments to maintain reserves	1,376	1,626	22,241	24,531	15	3	1,346	375

Net equity transactions	(8,245,559)	(3,108,539)	(9,290,899)	(2,772,230)	(30,197)	37,163	(113,821)	(1,811,384)

Net change in contract owners’ equity	(5,744,582)	615,151	(2,633,748)	6,477,064	35,377	47,814	835,574	(1,791,999)
Contract owners’ equity beginning of period	24,985,566	24,370,415	64,670,558	58,193,494	469,025	421,211	6,855,100	8,647,099

Contract owners’ equity end of period	$19,240,984	24,985,566	62,036,810	64,670,558	504,402	469,025	7,690,674	6,855,100

CHANGES IN UNITS:
Beginning units	764,088	872,164	2,895,497	3,023,221	33,515	30,201	517,981	660,380

Units purchased	34,893	105,622	220,703	344,472	582	6,131	78,839	132,616
Units redeemed	(270,776)	(213,698)	(616,977)	(472,196)	(2,739)	(2,817)	(89,129)	(275,015)

Ending units	528,205	764,088	2,499,223	2,895,497	31,358	33,515	507,691	517,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPRisDiv		FrVIPForSec		GVITAstAll2		GVITBnd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,600	(3,129)	1,514	834	37,785	–	1,774	–
Realized gain (loss) on investments	62,832	41,747	9,345	12,713	(566)	–	540	–
Change in unrealized gain (loss) on investments	352,191	13,835	87,161	27,988	91,779	–	24,553	–
Reinvested capital gains	14,532	14,403	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	433,155	66,856	98,020	41,535	128,998	–	26,867	–

Equity transactions:
Purchase payments received from contract owners (note 3)	175,009	118,080	–	–	1,345,278	–	112,822	–
Transfers between funds	98,403	179,310	(11,100)	(28,463)	1,783,647	–	696,906	–
Redemptions (note 3)	(60,482)	(132,303)	(6,649)	(10,130)	(380,413)	–	(7,402)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(800)	(6,248)	(16)	(268)	(217)	–	–	–
Adjustments to maintain reserves	144	29	9	5	7	–	(4)	–

Net equity transactions	212,274	158,868	(17,756)	(38,856)	2,748,302	–	802,322	–

Net change in contract owners’ equity	645,429	225,724	80,264	2,679	2,877,300	–	829,189	–
Contract owners’ equity beginning of period	2,558,538	2,332,814	489,589	486,910	–	–	–	–

Contract owners’ equity end of period	$3,203,967	2,558,538	569,853	489,589	2,877,300	–	829,189	–

CHANGES IN UNITS:
Beginning units	205,702	192,350	37,701	40,951	–	–	–	–

Units purchased	30,501	29,046	–	–	325,506	–	102,217	–
Units redeemed	(14,290)	(15,694)	(1,234)	(3,250)	(50,577)	–	(22,885)	–

Ending units	221,913	205,702	36,467	37,701	274,929	–	79,332	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlobGr2		GVITGrowth2		GVITIntVal3		GVITIntVal6
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(3,434)	–	2,364	–	3,168	391	32,637	970
Realized gain (loss) on investments	2,493	–	(54)	–	7,315	6,202	195,982	106,613
Change in unrealized gain (loss) on investments	112,927	–	73,668	–	34,496	9,257	400,205	134,839
Reinvested capital gains	–	–	–	–	24,506	8,586	310,513	122,975

Net increase (decrease) in contract owners’ equity resulting from operations	111,986	–	75,978	–	69,485	24,436	939,337	365,397

Equity transactions:
Purchase payments received from contract owners (note 3)	56,086	–	75,880	–	52,940	38,555	495,948	602,581
Transfers between funds	1,467,866	–	1,583,326	–	80,318	133,113	1,169,191	1,987,556
Redemptions (note 3)	(20,688)	–	(7,932)	–	(11,953)	(13,316)	(503,854)	(301,810)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1)	–	–	–	(143)	(586)	(3,202)	(3,367)
Adjustments to maintain reserves	(36)	–	20	–	86	50	1,340	440

Net equity transactions	1,503,227	–	1,651,294	–	121,248	157,816	1,159,423	2,285,400

Net change in contract owners’ equity	1,615,213	–	1,727,272	–	190,733	182,252	2,098,760	2,650,797
Contract owners’ equity beginning of period	–	–	–	–	272,309	90,057	4,021,518	1,370,721

Contract owners’ equity end of period	$1,615,213	–	1,727,272	–	463,042	272,309	6,120,278	4,021,518

CHANGES IN UNITS:
Beginning units	–	–	–	–	19,055	6,001	316,954	119,239

Units purchased	171,810	–	173,079	–	10,002	17,359	244,547	308,442
Units redeemed	(21,612)	–	(5,120)	–	(2,424)	(4,305)	(162,306)	(110,727)

Ending units	150,198	–	167,959	–	26,633	19,055	399,195	316,954

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts2		GVITEmMrkts6		GVITFHiInc3		GVITGvtBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(17,719)	(17,542)	(65,092)	(29,154)	1,702	–	645,699	638,768
Realized gain (loss) on investments	70,686	83,258	591,907	306,173	(2)	16	(495,419)	(415,980)
Change in unrealized gain (loss) on investments	661,767	310,490	1,774,058	37,220	1,214	–	106,158	259,547
Reinvested capital gains	28,827	189,133	92,932	603,155	–	–	177,850	48,515

Net increase (decrease) in contract owners’ equity resulting from operations	743,561	565,339	2,393,805	917,394	2,914	16	434,288	530,850

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	721,161	215,750	42,063	4,068	588,803	771,718
Transfers between funds	(57,628)	(267,237)	723,382	6,664,690	10,373	(4,042)	(137,571)	(2,352,148)
Redemptions (note 3)	(148,152)	(129,964)	(927,155)	(613,372)	(222)	(41)	(4,146,670)	(2,598,075)
Annuity benefits	–	–	–	–	–	–	(1,271)	(1,300)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,619)	(1,276)	(12,166)	(16,627)	–	–	(117,730)	(68,238)
Adjustments to maintain reserves	1,302	612	5,976	2,394	8	(1)	332	1,051

Net equity transactions	(206,097)	(397,865)	511,198	6,252,835	52,222	(16)	(3,814,107)	(4,246,992)

Net change in contract owners’ equity	537,464	167,474	2,905,003	7,170,229	55,136	–	(3,379,819)	(3,716,142)
Contract owners’ equity beginning of period	2,260,206	2,092,732	7,922,885	752,656	–	–	25,069,651	28,785,793

Contract owners’ equity end of period	$2,797,670	2,260,206	10,827,888	7,922,885	55,136	–	21,689,832	25,069,651

CHANGES IN UNITS:
Beginning units	110,899	134,352	515,495	64,091	–	–	2,172,204	2,542,383

Units purchased	–	–	375,836	729,909	4,885	397	200,087	202,495
Units redeemed	(8,946)	(23,453)	(368,080)	(278,505)	(39)	(397)	(530,536)	(572,674)

Ending units	101,953	110,899	523,251	515,495	4,846	–	1,841,755	2,172,204

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDAgg2		GVITIDCon2		GVITIDMod2		GVITIDModAg2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$130,777	90,358	596,501	505,398	1,630,301	1,429,260	549,708	428,823
Realized gain (loss) on investments	468,170	993,543	236,791	356,206	3,736,213	2,693,068	2,780,339	1,750,330
Change in unrealized gain (loss) on investments	2,077,410	(287,724)	341,496	(939,487)	7,744,030	(753,666)	3,814,036	(151,703)
Reinvested capital gains	302,576	369,290	374,138	735,372	1,382,133	2,522,476	792,265	1,220,095

Net increase (decrease) in contract owners’ equity resulting from operations	2,978,933	1,165,467	1,548,926	657,489	14,492,677	5,891,138	7,936,348	3,247,545

Equity transactions:
Purchase payments received from contract owners (note 3)	441,140	723,037	615,261	928,836	7,598,060	9,722,815	2,881,297	2,356,849
Transfers between funds	910,013	(449,238)	(1,763,033)	(1,643,243)	(2,252,222)	798,471	762,591	1,293,700
Redemptions (note 3)	(1,088,607)	(1,545,363)	(2,581,966)	(3,277,198)	(13,400,939)	(10,696,813)	(4,715,642)	(4,934,045)
Annuity benefits	–	–	(5,620)	(4,413)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(26,147)	(21,725)	(52,135)	(74,904)	(245,854)	(286,113)	(134,716)	(116,997)
Adjustments to maintain reserves	922	400	12,320	408	7,703	5,383	3,903	2,639

Net equity transactions	237,321	(1,292,889)	(3,775,173)	(4,070,514)	(8,293,252)	(456,257)	(1,202,567)	(1,397,854)

Net change in contract owners’ equity	3,216,254	(127,422)	(2,226,247)	(3,413,025)	6,199,425	5,434,881	6,733,781	1,849,691
Contract owners’ equity beginning of period	19,230,677	19,358,099	33,575,452	36,988,477	151,174,293	145,739,412	61,425,240	59,575,549

Contract owners’ equity end of period	$22,446,931	19,230,677	31,349,205	33,575,452	157,373,718	151,174,293	68,159,021	61,425,240

CHANGES IN UNITS:
Beginning units	1,492,478	1,598,752	3,011,800	3,386,624	12,538,745	12,564,944	4,881,060	5,001,910

Units purchased	140,272	169,324	626,321	199,466	989,303	1,547,238	645,941	547,857
Units redeemed	(121,318)	(275,598)	(955,149)	(574,290)	(1,646,815)	(1,573,437)	(734,395)	(668,707)

Ending units	1,511,432	1,492,478	2,682,972	3,011,800	11,881,233	12,538,745	4,792,606	4,881,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModCon2		GVITMdCpGr2		GVITMidCap		GVITMidCap2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$747,635	645,274	(858)	–	(173)	(1,185)	(30,854)	(33,825)
Realized gain (loss) on investments	2,197,349	1,436,574	(94)	–	44,621	20,978	1,057,361	728,047
Change in unrealized gain (loss) on investments	(120,845)	(1,354,259)	(3,513)	–	44,409	23,350	(451,354)	(365,319)
Reinvested capital gains	682,230	900,876	–	–	18,491	69,110	119,858	533,366

Net increase (decrease) in contract owners’ equity resulting from operations	3,506,369	1,628,465	(4,465)	–	107,348	112,253	695,011	862,269

Equity transactions:
Purchase payments received from contract owners (note 3)	1,978,598	1,660,265	32,341	–	83,471	108,154	275,769	479,958
Transfers between funds	8,699	(2,079,152)	706,214	–	(11,913)	78,708	(491,496)	162,892
Redemptions (note 3)	(3,935,846)	(3,321,295)	(3,309)	–	(33,653)	(40,400)	(1,016,343)	(605,456)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(52,604)	(93,867)	–	–	(486)	(1,237)	(13,645)	(9,850)
Adjustments to maintain reserves	1,453	1,150	(20)	–	87	80	733	941

Net equity transactions	(1,999,700)	(3,832,899)	735,226	–	37,506	145,305	(1,244,982)	28,485

Net change in contract owners’ equity	1,506,669	(2,204,434)	730,761	–	144,854	257,558	(549,971)	890,754
Contract owners’ equity beginning of period	50,341,111	52,545,545	–	–	1,214,778	957,220	9,280,265	8,389,511

Contract owners’ equity end of period	$51,847,780	50,341,111	730,761	–	1,359,632	1,214,778	8,730,294	9,280,265

CHANGES IN UNITS:
Beginning units	4,309,293	4,640,924	–	–	87,273	76,130	703,966	703,255

Units purchased	1,327,438	635,894	70,788	–	13,092	15,609	232,192	201,994
Units redeemed	(1,489,443)	(967,525)	(1,137)	–	(10,558)	(4,466)	(324,918)	(201,283)

Ending units	4,147,288	4,309,293	69,651	–	89,807	87,273	611,240	703,966

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMyMkt		GVITNWFund2		GVITSmCapGr2		GVITSmCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,013,834	376,071	(21)	–	(46,753)	(46,480)	(4,614)	(6,227)
Realized gain (loss) on investments	–	–	925	–	343,025	267,178	15,024	15,376
Change in unrealized gain (loss) on investments	–	–	1,818	–	(311,836)	12,659	37,710	(67,903)
Reinvested capital gains	–	–	–	–	–	–	55,564	70,435

Net increase (decrease) in contract owners’ equity resulting from operations	1,013,834	376,071	2,722	–	(15,564)	233,357	103,684	11,681

Equity transactions:
Purchase payments received from contract owners (note 3)	9,097,302	3,625,924	–	–	104,819	51,019	18,739	21,130
Transfers between funds	13,563,906	8,627,678	23,891	–	(313,021)	(26,113)	43,151	31,412
Redemptions (note 3)	(20,846,317)	(6,183,595)	(445)	–	(504,460)	(313,089)	(38,760)	(30,954)
Annuity benefits	(411)	(415)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(173,619)	(71,860)	–	–	(1,986)	(7,343)	(876)	(1,155)
Adjustments to maintain reserves	1,804	(70)	12	–	47	174	5	15

Net equity transactions	1,642,665	5,997,662	23,458	–	(714,601)	(295,352)	22,259	20,448

Net change in contract owners’ equity	2,656,499	6,373,733	26,180	–	(730,165)	(61,995)	125,943	32,129
Contract owners’ equity beginning of period	27,843,861	21,470,128	–	–	4,055,386	4,117,381	618,890	586,761

Contract owners’ equity end of period	$30,500,360	27,843,861	26,180	–	3,325,221	4,055,386	744,833	618,890

CHANGES IN UNITS:
Beginning units	2,761,373	2,157,270	–	–	359,454	388,541	44,709	43,060

Units purchased	4,277,367	3,843,729	3,089	–	83,781	85,557	6,327	5,636
Units redeemed	(4,111,230)	(3,239,626)	(775)	–	(152,653)	(114,644)	(4,848)	(3,987)

Ending units	2,927,510	2,761,373	2,314	–	290,582	359,454	46,188	44,709

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapVal2		GVITSmComp		GVITSmComp2		JanRMgCore
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(89,763)	(101,606)	(10,178)	(9,340)	(90,879)	(81,993)	(17,483)	582
Realized gain (loss) on investments	307,723	598,221	22,963	49,155	180,181	418,877	(44,893)	10,178
Change in unrealized gain (loss) on investments	224,680	(1,263,185)	61,817	(56,153)	516,655	(527,278)	66,255	(99,951)
Reinvested capital gains	658,531	888,021	17,842	98,370	138,701	877,614	76,227	183,987

Net increase (decrease) in contract owners’ equity resulting from operations	1,101,171	121,451	92,444	82,032	744,658	687,220	80,106	94,796

Equity transactions:
Purchase payments received from contract owners (note 3)	241,776	353,782	56,652	18,795	424,261	362,129	23,169	27,717
Transfers between funds	646,791	(418,699)	8,320	(18,293)	(600,113)	371,287	(160,219)	508,639
Redemptions (note 3)	(942,670)	(683,649)	(22,579)	(36,133)	(1,053,966)	(607,492)	(97,259)	(36,254)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(8,345)	(8,454)	(570)	(1,931)	(14,583)	(6,391)	(1,354)	(369)
Adjustments to maintain reserves	1,437	822	152	106	654	867	38	14

Net equity transactions	(61,011)	(756,198)	41,975	(37,456)	(1,243,747)	120,400	(235,625)	499,747

Net change in contract owners’ equity	1,040,160	(634,747)	134,419	44,576	(499,089)	807,620	(155,519)	594,543
Contract owners’ equity beginning of period	7,581,428	8,216,175	842,067	797,491	7,418,169	6,610,549	1,119,448	524,905

Contract owners’ equity end of period	$8,621,588	7,581,428	976,486	842,067	6,919,080	7,418,169	963,929	1,119,448

CHANGES IN UNITS:
Beginning units	589,896	647,848	57,587	60,409	488,900	481,110	72,507	37,195

Units purchased	180,732	165,404	7,626	7,892	158,936	210,199	51,828	44,212
Units redeemed	(189,102)	(223,356)	(4,994)	(10,714)	(234,314)	(202,409)	(67,113)	(8,900)

Ending units	581,526	589,896	60,219	57,587	413,522	488,900	57,222	72,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS		MFSValS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(66,772)	(64,937)	(94,386)	(101,897)	(56,436)	(54,900)	(44,151)	(55,545)
Realized gain (loss) on investments	242,400	273,439	260,261	376,044	302,854	220,523	498,027	396,758
Change in unrealized gain (loss) on investments	93,573	(95,547)	(359,221)	(206,366)	122,898	(38,865)	902,912	(124,591)
Reinvested capital gains	–	–	240,081	–	81,817	–	266,537	197,798

Net increase (decrease) in contract owners’ equity resulting from operations	269,201	112,955	46,735	67,781	451,133	126,758	1,623,325	414,420

Equity transactions:
Purchase payments received from contract owners (note 3)	92,151	187,261	166,801	338,681	47,842	63,173	300,073	478,262
Transfers between funds	(240,164)	(536,847)	(603,100)	(1,102,147)	(173,950)	(238,912)	2,272,668	489,329
Redemptions (note 3)	(474,863)	(366,450)	(425,457)	(510,032)	(268,145)	(271,463)	(961,885)	(775,888)
Annuity benefits	(1,148)	(1,122)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(8,642)	(7,255)	(4,864)	(12,743)	(5,306)	(6,646)	(11,321)	(13,746)
Adjustments to maintain reserves	702	686	(163)	(105)	117	(106)	1,088	811

Net equity transactions	(631,964)	(723,727)	(866,783)	(1,286,346)	(399,442)	(453,954)	1,600,623	178,768

Net change in contract owners’ equity	(362,763)	(610,772)	(820,048)	(1,218,565)	51,691	(327,196)	3,223,948	593,188
Contract owners’ equity beginning of period	5,054,328	5,665,100	7,361,213	8,579,778	4,327,051	4,654,247	8,205,992	7,612,804

Contract owners’ equity end of period	$4,691,565	5,054,328	6,541,165	7,361,213	4,378,742	4,327,051	11,429,940	8,205,992

CHANGES IN UNITS:
Beginning units	505,183	581,820	752,964	890,831	418,960	467,317	655,457	638,853

Units purchased	21,721	53,260	44,787	56,624	41,108	41,829	257,988	139,816
Units redeemed	(83,983)	(129,897)	(134,596)	(194,491)	(79,616)	(90,186)	(145,757)	(123,212)

Ending units	442,921	505,183	663,155	752,964	380,452	418,960	767,688	655,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MTBLgCapGr2		MTBLgCapV2		MTBModGr2		NBAMTRegS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(16,200)	(18,426)	(4,401)	(8,740)	421,151	100,768	(422)	–
Realized gain (loss) on investments	41,181	11,583	67,569	37,507	425,049	338,811	(847)	–
Change in unrealized gain (loss) on investments	176,017	(42,261)	200,583	(10,821)	345,062	(2,254,890)	1,230	–
Reinvested capital gains	28,876	72,903	251,303	244,089	1,512,665	2,662,890	5,020	–

Net increase (decrease) in contract owners’ equity resulting from operations	229,874	23,799	515,054	262,035	2,703,927	847,579	4,981	–

Equity transactions:
Purchase payments received from contract owners (note 3)	113,452	74,134	42,971	57,540	892,870	834,088	25,000	–
Transfers between funds	(125,165)	29,296	54,487	16,701	(1,148,263)	(1,399,937)	584,243	–
Redemptions (note 3)	(72,968)	(74,424)	(51,087)	(87,235)	(2,164,730)	(1,875,998)	(1,479)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,381)	(1,874)	(604)	(2,441)	(43,598)	(57,955)	–	–
Adjustments to maintain reserves	62	18	406	205	994	545	31	–

Net equity transactions	(86,000)	27,150	46,173	(15,230)	(2,462,727)	(2,499,257)	607,795	–

Net change in contract owners’ equity	143,874	50,949	561,227	246,805	241,200	(1,651,678)	612,776	–
Contract owners’ equity beginning of period	2,609,972	2,559,023	3,136,386	2,889,581	30,955,882	32,607,560	–	–

Contract owners’ equity end of period	$2,753,846	2,609,972	3,697,613	3,136,386	31,197,082	30,955,882	612,776	–

CHANGES IN UNITS:
Beginning units	258,535	255,689	253,241	254,337	2,677,871	2,900,167	–	–

Units purchased	14,458	12,927	16,613	9,408	79,940	80,352	58,759	–
Units redeemed	(22,956)	(10,081)	(13,054)	(10,504)	(286,367)	(302,648)	(1,034)	–

Ending units	250,037	258,535	256,800	253,241	2,471,444	2,677,871	57,725	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMSocRes		OppGlSec3		OppGlSec4		OppCapApS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,057)	(4,183)	(1,576)	(1,729)	(38,062)	(45,751)	(179,266)	(98,474)
Realized gain (loss) on investments	23,866	1,536	27,548	6,266	1,054,432	310,768	891,161	986,555
Change in unrealized gain (loss) on investments	32,163	23,376	43,009	43,395	80,480	952,026	233,612	(341,078)
Reinvested capital gains	5,229	1,037	26,360	–	646,437	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	56,201	21,766	95,341	47,932	1,743,287	1,217,043	945,507	547,003

Equity transactions:
Purchase payments received from contract owners (note 3)	22,716	97,741	101,591	91,343	667,165	671,667	546,098	808,936
Transfers between funds	178,202	191,410	123,961	135,984	(733)	5,242,634	(1,195,475)	(1,392,192)
Redemptions (note 3)	(163,849)	(9,145)	(13,761)	(24,485)	(2,343,669)	(724,176)	(1,956,769)	(1,203,470)
Annuity benefits	–	–	–	–	(1,002)	(875)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,171)	(86)	(115)	(721)	(37,869)	(9,582)	(49,671)	(27,194)
Adjustments to maintain reserves	42	35	123	37	3,368	2,294	617	350

Net equity transactions	35,940	279,955	211,799	202,158	(1,712,740)	5,181,962	(2,655,200)	(1,813,570)

Net change in contract owners’ equity	92,141	301,721	307,140	250,090	30,547	6,399,005	(1,709,693)	(1,266,567)
Contract owners’ equity beginning of period	434,178	132,457	422,009	171,919	11,446,364	5,047,359	16,987,573	18,254,140

Contract owners’ equity end of period	$526,319	434,178	729,149	422,009	11,476,911	11,446,364	15,277,880	16,987,573

CHANGES IN UNITS:
Beginning units	34,175	10,971	29,188	14,284	879,877	436,362	1,568,318	1,746,466

Units purchased	16,718	42,919	21,726	17,286	312,908	679,436	129,712	244,532
Units redeemed	(13,840)	(19,715)	(6,413)	(2,382)	(431,761)	(235,921)	(370,747)	(422,680)

Ending units	37,053	34,175	44,501	29,188	761,024	879,877	1,327,283	1,568,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSec		OppGlSecS		OppHighInc		OppMStS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(333)	(151)	(32,801)	(31,436)	125,795	101,340	(55,470)	(18,558)
Realized gain (loss) on investments	23,925	26,487	641,146	500,881	9,047	19,859	950,612	440,794
Change in unrealized gain (loss) on investments	51,743	62,242	181,383	576,844	28,437	(96,246)	1,275,547	321,487
Reinvested capital gains	41,711	–	519,826	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	117,046	88,578	1,309,554	1,046,289	163,279	24,953	2,170,689	743,723

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	30,003	67,479	631,585	624,092
Transfers between funds	(25,501)	(31,441)	(372,909)	(1,060,441)	20,169	15,689	(888,469)	(630,492)
Redemptions (note 3)	(22,918)	(27,456)	(1,207,556)	(501,018)	(77,787)	(65,406)	(1,565,641)	(1,036,539)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(691)	(873)	(11,944)	(9,271)	(1,032)	(803)	(23,581)	(22,023)
Adjustments to maintain reserves	33	19	1,485	889	22	(65)	1,748	942

Net equity transactions	(49,077)	(59,751)	(1,590,924)	(1,569,841)	(28,625)	16,894	(1,844,358)	(1,064,020)

Net change in contract owners’ equity	67,969	28,827	(281,370)	(523,552)	134,654	41,847	326,331	(320,297)
Contract owners’ equity beginning of period	758,088	729,261	9,463,471	9,987,023	1,991,825	1,949,978	17,621,199	17,941,496

Contract owners’ equity end of period	$826,057	758,088	9,182,101	9,463,471	2,126,479	1,991,825	17,947,530	17,621,199

CHANGES IN UNITS:
Beginning units	51,252	55,720	643,114	764,881	154,663	153,260	1,540,005	1,636,694

Units purchased	–	–	–	–	8,320	15,222	131,889	96,288
Units redeemed	(3,265)	(4,468)	(104,243)	(121,767)	(10,409)	(13,819)	(286,622)	(192,977)

Ending units	47,987	51,252	538,871	643,114	152,574	154,663	1,385,272	1,540,005

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStSCap		OppMStSCapS		OppStratBdS		PVTGroInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(9,194)	(8,901)	(982)	–	578,415	556,244	2,364	2,558
Realized gain (loss) on investments	26,769	23,904	(1,224)	–	333,685	190,866	44,328	21,685
Change in unrealized gain (loss) on investments	79,818	34,176	20,921	–	200,842	(520,444)	59,491	12,595
Reinvested capital gains	28,604	21,276	–	–	–	–	22,621	–

Net increase (decrease) in contract owners’ equity resulting from operations	125,997	70,455	18,715	–	1,112,942	226,666	128,804	36,838

Equity transactions:
Purchase payments received from contract owners (note 3)	44,053	13,745	27,722	–	952,759	1,086,624	30,495	37,820
Transfers between funds	23,274	8,930	238,690	–	(798,500)	2,338,741	(18,515)	142,499
Redemptions (note 3)	(32,742)	(35,382)	(4,762)	–	(2,264,103)	(1,492,513)	(88,942)	(61,335)
Annuity benefits	–	–	–	–	(903)	(907)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(640)	(752)	(289)	–	(33,944)	(27,720)	(1,370)	(1,415)
Adjustments to maintain reserves	55	1	(1)	–	974	1,633	(49)	69

Net equity transactions	34,000	(13,458)	261,360	–	(2,143,717)	1,905,858	(78,381)	117,638

Net change in contract owners’ equity	159,997	56,997	280,075	–	(1,030,775)	2,132,524	50,423	154,476
Contract owners’ equity beginning of period	890,665	833,668	–	–	20,583,737	18,451,213	976,101	821,625

Contract owners’ equity end of period	$1,050,662	890,665	280,075	–	19,552,962	20,583,737	1,026,524	976,101

CHANGES IN UNITS:
Beginning units	58,089	59,126	–	–	1,564,648	1,419,627	69,841	61,063

Units purchased	5,512	2,699	31,132	–	216,376	375,046	8,278	17,233
Units redeemed	(3,376)	(3,736)	(4,708)	–	(376,810)	(230,025)	(13,907)	(8,455)

Ending units	60,225	58,089	26,424	–	1,404,214	1,564,648	64,212	69,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVTIntEq		PVTSmCapVal		PVTVoyII		STICapAp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,525)	1,340	(4,501)	(4,725)	(10,547)	(5,666)	(3,343)	(3,740)
Realized gain (loss) on investments	25,531	32,224	49,168	27,121	23,363	44,702	2,347	1,363
Change in unrealized gain (loss) on investments	91,281	9,018	(23,465)	(22,373)	20,292	4,675	9,587	(4,422)
Reinvested capital gains	–	–	59,186	28,175	–	–	16,265	–

Net increase (decrease) in contract owners’ equity resulting from operations	114,287	42,582	80,388	28,198	33,108	43,711	24,856	(6,799)

Equity transactions:
Purchase payments received from contract owners (note 3)	27,753	14,751	11,925	13,645	57,756	17,095	–	–
Transfers between funds	27,359	(119,653)	3,342	21,730	(80,475)	(16,811)	(9,283)	(4,294)
Redemptions (note 3)	(81,561)	(14,495)	(20,096)	(16,479)	(55,991)	(67,753)	(7,668)	(1,964)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(139)	(147)	(453)	(35)	(767)	(1,531)	(306)	–
Adjustments to maintain reserves	16	(46)	(32)	31	(71)	(90)	(27)	(21)

Net equity transactions	(26,572)	(119,590)	(5,314)	18,892	(79,548)	(69,090)	(17,284)	(6,279)

Net change in contract owners’ equity	87,715	(77,008)	75,074	47,090	(46,440)	(25,379)	7,572	(13,078)
Contract owners’ equity beginning of period	449,421	526,429	525,776	478,686	963,628	989,007	281,902	294,980

Contract owners’ equity end of period	$537,136	449,421	600,850	525,776	917,188	963,628	289,474	281,902

CHANGES IN UNITS:
Beginning units	34,163	44,398	34,690	33,428	87,931	94,158	23,224	23,732

Units purchased	4,775	3,652	6,049	5,200	5,815	15,026	276	443
Units redeemed	(6,568)	(13,887)	(6,570)	(3,938)	(13,350)	(21,253)	(1,667)	(951)

Ending units	32,370	34,163	34,169	34,690	80,396	87,931	21,833	23,224

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	STIIntlEq		STIInvGrBd		STILgCapRV		STILgCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12)	98	193	161	(70)	(270)	6	556
Realized gain (loss) on investments	2,787	2,481	(3)	(1)	1,291	1,633	16,834	13,030
Change in unrealized gain (loss) on investments	(1,564)	(1,351)	(3)	(118)	3,248	3,364	33,642	(8,057)
Reinvested capital gains	–	–	–	–	4,581	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,211	1,228	187	42	9,050	4,727	50,482	5,529

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	2,116	–	2,644	–
Transfers between funds	(129)	(40)	–	–	(631)	(1,307)	29,229	36,859
Redemptions (note 3)	(8,714)	(13,728)	–	–	(3,262)	(5,803)	(62,696)	(63,627)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(422)	(573)	–	–	(26)	(246)	(1,239)	(1,302)
Adjustments to maintain reserves	(11)	16	(2)	–	20	(18)	(14)	9

Net equity transactions	(9,276)	(14,325)	(2)	–	(1,783)	(7,374)	(32,076)	(28,061)

Net change in contract owners’ equity	(8,065)	(13,097)	185	42	7,267	(2,647)	18,406	(22,532)
Contract owners’ equity beginning of period	10,673	23,770	6,791	6,749	64,473	67,120	267,277	289,809

Contract owners’ equity end of period	$2,608	10,673	6,976	6,791	71,740	64,473	285,683	267,277

CHANGES IN UNITS:
Beginning units	566	1,409	630	630	4,035	4,514	17,455	19,347

Units purchased	1	–	–	–	120	–	2,262	2,464
Units redeemed	(455)	(843)	–	–	(236)	(479)	(4,256)	(4,356)

Ending units	112	566	630	630	3,919	4,035	15,461	17,455

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	STIMidCapEq		STISmCapVal		VKCorPlus2		VKUSRealEst2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,957)	(1,813)	(815)	(663)	61,919	40,514	(22,220)	(3,812)
Realized gain (loss) on investments	3,809	5,819	1,393	621	(17,390)	210	507,794	579,352
Change in unrealized gain (loss) on investments	331	17,832	(12,191)	(651)	(7,593)	(6,499)	848,888	(141,002)
Reinvested capital gains	13,592	–	28,037	11,485	12,348	13,603	342,186	119,768

Net increase (decrease) in contract owners’ equity resulting from operations	15,775	21,838	16,424	10,792	49,284	47,828	1,676,648	554,306

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	10	48,459	377,392	344,450	255,150
Transfers between funds	(6,459)	(16,309)	(10,577)	(804)	91,258	822,012	1,679,157	78,676
Redemptions (note 3)	(3,780)	(5,551)	–	–	(312,272)	(87,063)	(629,322)	(453,125)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(150)	(257)	–	–	(416)	(174)	(5,093)	(6,487)
Adjustments to maintain reserves	2	(29)	23	13	(45)	15	2,840	1,748

Net equity transactions	(10,387)	(22,146)	(10,554)	(781)	(173,016)	1,112,182	1,392,032	(124,038)

Net change in contract owners’ equity	5,388	(308)	5,870	10,011	(123,732)	1,160,010	3,068,680	430,268
Contract owners’ equity beginning of period	179,338	179,646	111,810	101,799	2,315,489	1,155,479	4,301,409	3,871,141

Contract owners’ equity end of period	$184,726	179,338	117,680	111,810	2,191,757	2,315,489	7,370,089	4,301,409

CHANGES IN UNITS:
Beginning units	10,525	11,875	5,562	5,605	216,760	110,871	211,373	219,601

Units purchased	71	–	47	6	40,231	114,215	151,570	152,139
Units redeemed	(661)	(1,350)	(516)	(49)	(56,224)	(8,326)	(96,332)	(160,367)

Ending units	9,935	10,525	5,093	5,562	200,767	216,760	266,611	211,373

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKCom2		VKStrGr2
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$1,205	(70,976)	(73,788)	(76,463)
Realized gain (loss) on investments	1,567,647	1,402,106	310,234	330,967
Change in unrealized gain (loss) on investments	57,283	(1,478,704)	(196,895)	47,266
Reinvested capital gains	1,291,219	698,166	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,917,354	550,592	39,551	301,770

Equity transactions:
Purchase payments received from contract owners (note 3)	804,844	960,340	106,519	139,913
Transfers between funds	(312,654)	399,694	(114,899)	(763,098)
Redemptions (note 3)	(3,199,877)	(1,430,071)	(387,607)	(373,978)
Annuity benefits	(628)	(595)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–
Contingent deferred sales charges (note 2)	(40,421)	(25,117)	(6,918)	(8,960)
Adjustments to maintain reserves	1,675	1,355	(256)	(127)

Net equity transactions	(2,747,061)	(94,394)	(403,161)	(1,006,250)

Net change in contract owners’ equity	170,293	456,198	(363,610)	(704,480)
Contract owners’ equity beginning of period	21,365,942	20,909,744	5,485,137	6,189,617

Contract owners’ equity end of period	$21,536,235	21,365,942	5,121,527	5,485,137

CHANGES IN UNITS:
Beginning units	1,726,728	1,737,181	560,959	672,641

Units purchased	259,024	442,214	77,585	47,971
Units redeemed	(465,453)	(452,667)	(120,955)	(159,653)

Ending units	1,520,299	1,726,728	517,589	560,959

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds;

     AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2)

     AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2)

     AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)

     AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2)

     AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq)

     AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2)

     AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series II (AIMIntGr2)

     AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund – Series I (AIMMidCore)

     AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I (AIMPreEq)*

     AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

     AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class B (AlGrIncB)

     AllianceBernstein Variable Products Series Fund Inc. – International Value Portfolio – Class B (AlIntlValB)

     AllianceBernstein Variable Products Series Fund Inc. – Large Cap Growth Portfolio – Class B          (AlLrgCpGrB)

     AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio – Class B          (AlSmMdCpB)

Portfolios of the Dreyfus Investment Portfolios;

         Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

         Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro) Dreyfus Stock Index              Fund Inc. – Initial Shares (DryStkIx)

         Dreyfus Stock Index Fund Inc. – Service Shares (DryStklxS)

Portfolios of the Federated Insurance Series;

     Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS)

     Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS)

     Federated Insurance Series – Federated High Income Bond Fund II – Primary Shares (FedHiInc)*

     Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS)

     Federated Insurance Series – Federated International Equity Fund II (FedIntEq)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II (FedMidCpGr2)

     Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

     Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity Advisor Annuity Fund;

     Fidelity Advisor Annuity Fund – Fidelity Advisor Annuity Government Investment Fund (FidAGov)*

     Fidelity Advisor Annuity Fund – Fidelity Advisor Annuity High Yield Fund (FidAHgYld)*

     Fidelity Advisor Annuity Fund – Fidelity Advisor Annuity Money Market Fund (FidAMM)*

     Fidelity Advisor Annuity Fund – Fidelity Advisor Annuity Overseas Fund (FidAOvrsea)*

Portfolios of the Fidelity® Variable Insurance Products Fund;

     Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

     Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

     Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

     Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

     Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

     Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2)

     Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

     Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

     Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class 2 (FidVIPHIS2)

     Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Initial Class (FidVIPMMkt)

     Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

     Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

     Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

     Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

     Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

     Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class (FidVIPVal)

     Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class 2 (FidVIPVal2)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

     Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Initial Class          (FidVIPAMGr)

     Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class          (FidVIPAMGrS)

     Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class 2          (FidVIPAMGrS2)

     Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

     Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class (FidVIPAMS)

     Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2)

     Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)

     Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

     Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

     Fidelity® Variable Insurance Products Fund II – Index 500 Portfolio – Initial Class (FidVIPIdx500)

     Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Initial Class          (FidVIPIGBd)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

     Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class          (FidVIPAgGrS)

     Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class 2          (FidVIPAgGrS2)

     Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Initial Class (FidVIPBal)

     Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class (FidVIPBalS)

     Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class 2 (FidVIPBalS2)

     Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio – Service Class          (FidVIPDyCapS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

     Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio –

         Service Class 2 (FidVIPDyCapS2)

     Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Initial Class (FidVIPGrIn)

     Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class          (FidVIPGrInS)

     Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class 2          (FidVIPGrInS2)

     Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class          (FidVIPGrOp)

     Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class          (FidVIPGrOpS)

     Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class 2          (FidVIPGrOpS2)

     Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Initial Class (FidVIPMCap)

     Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

     Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

     Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class          (FidVIPVaIS)

     Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2          (FidVIPVaIS2)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

     Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

         Class 1 (FrVIPRisDiv)

     Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

         Class 1 (FrVIPForSec)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

     Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

     Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

     Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

     Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

     Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

     Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6)

     Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2)

     Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6)

     Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

     Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

     Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

     Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

     Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

     Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

     Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

     Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2)

     Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

     Gartmore GVIT – Mid Cap Index Fund – Class II (GVITMidCap2)

     Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

     Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2)

     Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2)

     Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

     Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2)

     Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

     Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2)

Portfolio of the Janus Aspen Series;

     Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

         (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the MFS Variable Insurance Trust;

     MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)

     MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

     MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS)

     MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the MTB Group of Funds;

     MTB Large Cap Growth Fund II (MTBLgCapGr2)

     MTB Large Cap Value Fund II (MTBLgCapV2)

     MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2)

Portfolios of the Neuberger Berman Advisers Management Trust;

     Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

     Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I          (NBAMSocRes)

     Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

     Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)

Portfolios of the Oppenheimer Variable Account Funds;

     Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

         Service Class (OppCapApS)

     Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

         Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

             Oppenheimer Global Securities Fund/VA – Initial Class)

     Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

         Service Class (OppGlSecS)

     Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

         Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

             Oppenheimer High Income Fund/VA – Initial Class)

     Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

         Service Class (OppMStS)

     Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

         Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

             Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

     Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

         Service Class (OppMStSCapS)

     Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA –

         Service Class (OppStratBdS)

Portfolios of the Putnam Variable Trust;

     Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

     Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)

     Putnam Variable Trust – Putnam VT Small Cap Value Fund – IB Shares (PVTSmCapVal)

     Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)

Portfolios of the STI Classic Variable Trust;

     STI Classic Variable Trust – Capital Appreciation Fund (STICapAp)

     STI Classic Variable Trust – International Equity Fund (STIIntlEq)

     STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd)

     STI Classic Variable Trust – Large Cap Relative Value Fund (STILgCapRV)

     STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal)

     STI Classic Variable Trust – Mid Cap Equity Fund (STIMidCapEq)

     STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

     Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

         Class II (VKCorPlus2)

     Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

         Class II (VKUSRealEst2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Kampen Life Investment Trust;

        Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2)

        Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2)

             (formerly Van Kampen Life Investment Trust – Emerging Growth Portfolio – Class II)

* At December 31, 2006, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-7 Options	Nationwide Classic	Nationwide Select		All American Annuity(5)
Variable Account Charges – Recurring	1.30%	1.40%		0.95%
Reduced Purchase Payment Option	–	–		0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	–	–		0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	–	–		0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	–	–		0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	–	–		0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
One-Year Enhanced	–	–		0.15	%(3)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced	–	–		0.20	%(3)

If death before annuitization, benefit will be greatest of

(i) contract value, (ii) purchase payments less

surrenders, (iii) highest contract value before 86th

birthday less surrenders or (iv) the 5% interest anniversary value.

One-Year Step Up	–	0.05	%(2)	0.05	%(4)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
5% Enhanced	–	0.10	%(2)	0.10	%(4)

If death before annuitization, benefit will be greater of

(i) contract value or (ii) total of all purchase payments

less surrenders with 5% simple interest from purchase to

most recent contract anniversary prior to annuitants 86th birthday less surrenders.

Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	–		0.45%
Option 2	–	–		0.30%
Extra Value Option (EV)	–	–		0.45%

Fee assessed to assets of the variable account and to

allocations made to the fixed account or guaranteed term

options for first seven contract years in exchange for

application of 3% credit of purchase payments made

during the first 12 months contract is in force.

Beneficiary Protector Option	–	–		0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	–	–		0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges(1):	1.30%	1.50%		3.65%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006.

	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMCoreEq	AIMCoreEq2	AIMIntGr2
0.95%	$3,139,879	32,254	4,023	181	831	1,703	2,472	6,136
1.00%	1,525,072	10,047	507	–	424	–	529	601
1.05%	329,508	1,428	83	–	340	–	175	65
1.10%	1,811,384	12,733	6,796	2,224	101	1,803	2,926	2,370
1.15%	734,729	6,376	3,042	–	17	–	361	1,535
1.20%	228,844	3,053	604	–	6	187	98	197
1.25%	283,402	3,999	1,781	–	–	–	65	192
1.30%	1,076,462	6,137	992	–	53	–	216	908
1.35%	76,689	540	53	–	168	42	26	79
1.40%	7,076,717	51,546	6,373	184	1,032	1	5,626	3,541
1.45%	921,302	3,289	927	–	151	–	1,310	466
1.50%	236,209	2,163	62	–	177	–	150	–
1.55%	1,773,606	17,935	3,720	–	1,048	398	2,838	2,843
1.60%	874,916	18,877	1,566	–	414	–	1,172	723
1.65%	285,698	2,544	729	–	46	–	43	50
1.70%	256,794	8,634	2,214	–	–	–	262	115
1.75%	290,510	3,222	796	8	–	–	212	300
1.80%	162,012	1,762	657	–	563	–	162	154
1.85%	177,329	3,844	2,291	–	–	–	1,278	811
1.90%	59,911	2,458	129	–	–	–	108	–
1.95%	25,892	235	–	–	–	–	–	–
2.00%	156,414	269	2,471	–	–	–	–	–
2.05%	97,343	1,773	630	–	–	–	199	–
2.10%	26,114	816	174	–	–	–	188	11
2.15%	57,927	1,375	124	–	–	–	405	–
2.20%	31,480	61	494	–	–	–	–	–
2.25%	53,959	701	328	–	–	–	171	–
2.30%	16,272	159	–	–	–	–	–	28
2.35%	28,841	3,386	865	–	–	–	68	–
2.40%	2,937	488	–	–	–	–	–	–
2.45%	1,478	38	–	–	–	–	–	–
2.55%	463	–	–	–	–	–	–	–
2.60%	807	220	115	–	–	–	–	–

Totals	$21,820,900	202,362	42,546	2,597	5,371	4,134	21,060	21,125

	AIMMidCore	AIMPreEq	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS
0.95%	$2,729	850	1,148	15,392	20,152	7,363	27,247	2,901
1.00%	–	–	102	2,685	4,492	679	8,936	–
1.05%	–	–	–	2,141	254	94	1,631	–
1.10%	5,517	828	1,380	15,025	6,651	2,670	17,077	6,983
1.15%	29	–	178	7,894	3,827	1,774	11,303	34
1.20%	44	88	44	2,482	1,230	257	2,150	275
1.25%	–	–	30	3,574	348	25	4,315	265
1.30%	–	–	102	4,366	1,263	751	2,205	–
1.35%	114	20	15	239	62	18	874	252
1.40%	250	–	2,706	20,566	21,812	10,275	39,425	1,582
1.45%	–	–	114	4,290	742	403	2,711	–
1.50%	–	–	90	277	814	62	761	263
1.55%	296	193	1,495	16,360	6,268	5,134	25,686	723
1.60%	–	–	508	5,826	6,075	3,561	6,796	–
1.65%	35	–	21	4,385	219	179	1,501	51
1.70%	–	–	127	2,034	2,041	151	5,961	–
1.75%	53	–	105	6,449	2,673	1,484	3,627	53
1.80%	–	–	78	3,881	723	60	1,425	–
1.85%	–	–	532	1,769	1,324	1,075	3,032	–
1.90%	–	–	55	2,424	–	1,860	82	–
1.95%	–	–	–	465	–	7	464	–
2.00%	–	–	9	139	336	–	2,192	–
2.05%	–	–	102	296	345	91	68	–
2.10%	–	–	90	219	–	153	161	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMMidCore	AIMPreEq	AIMPreEq2	AlGrIncB	AlIntlValB	AlLrgCpGrB	AlSmMdCpB	DrySmCapIxS
2.15%	–	–	200	2,861	1,130	474	1,150	–
2.20%	–	–	–	–	–	–	499	–
2.25%	–	–	84	2,342	–	1,158	–	–
2.30%	–	–	–	387	33	699	19	–
2.35%	–	–	36	1,437	–	–	–	–
2.40%	–	–	–	332	119	1	89	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$9,067	1,979	9,351	130,537	82,933	40,456	171,387	13,382

	DrySRGro	DryStkIx	DryStklxS	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2
0.95%	$1,289	6,918	12,513	5,380	5,513	18,900	505	1,679
1.00%	–	–	3,059	2,037	1,370	4,255	–	–
1.05%	–	14	–	312	597	1,600	106	–
1.10%	1,986	10,598	5,089	4,711	2,538	19,994	1,235	5,629
1.15%	–	57	894	2,386	3,106	12,353	289	–
1.20%	–	148	1,023	160	253	1,366	–	50
1.25%	23	–	2,140	375	84	2,128	–	–
1.30%	–	–	3,160	2,543	323	2,291	–	34
1.35%	–	1,314	640	535	87	266	–	180
1.40%	288	3,801	3,921	2,304	2,943	31,025	138	88
1.45%	–	–	3,245	1,580	1,631	4,367	–	–
1.50%	207	477	789	106	1	893	–	986
1.55%	809	3,904	9,197	2,716	8,454	26,174	–	732
1.60%	–	69	7,742	2,245	1,523	11,027	–	–
1.65%	–	–	2,666	1,103	262	1,204	–	73
1.70%	–	–	1,931	545	78	2,599	–	–
1.75%	–	53	2,558	854	497	6,038	–	77
1.80%	–	–	332	699	47	652	–	–
1.85%	–	–	726	409	1,130	3,743	–	–
1.90%	–	–	221	–	–	73	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	78	136	58	14,597	–	–
2.05%	–	–	206	832	–	7	–	–
2.10%	–	–	16	9	–	197	–	–
2.15%	–	–	129	21	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	1,945	805	1,267	–	–	–
2.30%	–	–	–	–	602	–	–	–
2.35%	–	–	115	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$4,602	27,353	64,335	32,803	32,364	165,749	2,273	9,528

	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2
0.95%	$7,291	22,805	–	142,370	97,107	–	142,510	61,796
1.00%	–	7,703	–	105,321	15,106	–	133,492	19,930
1.05%	–	406	–	25,292	2,924	–	25,337	2,392
1.10%	17,850	24,088	–	25,402	69,912	–	3,099	39,076
1.15%	772	12,573	–	802	37,140	–	766	13,067
1.20%	273	2,529	–	702	8,075	–	739	6,452
1.25%	671	3,048	–	481	20,940	–	778	4,161
1.30%	–	6,361	56,464	163	9,956	48,408	118	2,843
1.35%	384	1,138	–	1,475	2,818	–	65	2,141
1.40%	2,160	36,488	410,979	3,784	130,776	322,518	3,694	77,680
1.45%	–	5,917	13,396	3,174	48,793	20,679	8,753	45,835
1.50%	845	1,143	10,242	1,563	9,476	9,885	897	3,897
1.55%	6,847	38,205	–	9,791	95,706	–	292	47,383
1.60%	94	7,466	–	72	28,930	–	287	13,568
1.65%	50	1,076	–	152	9,180	–	325	4,057
1.70%	–	3,246	–	–	14,380	–	90	10,519
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2
1.75%	–	1,558	–	181	14,824	–	–	2,090
1.80%	–	2,090	–	208	8,677	–	–	2,233
1.85%	–	4,695	–	–	6,465	–	–	2,325
1.90%	–	108	–	–	1,471	–	–	428
1.95%	–	57	–	–	1,424	–	–	144
2.00%	–	119	–	–	9,059	–	–	419
2.05%	–	653	–	–	4,663	–	–	3,684
2.10%	–	47	–	–	64	–	–	32
2.15%	–	104	–	–	1,382	–	–	315
2.20%	–	82	–	–	251	–	–	299
2.25%	–	–	–	–	943	–	–	1,262
2.30%	–	–	–	–	194	–	–	1,040
2.35%	–	–	–	–	1,532	–	–	207
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	4	–	–	62
2.55%	–	–	–	–	110	–	–	–
2.60%	–	–	–	–	27	–	–	–

Totals	$37,237	183,705	491,081	320,933	652,309	401,490	321,242	369,337

	FidVIPHI	FidVIPHIS	FidVIPHIS2	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R
0.95%	$–	67,913	30,948	46,557	–	51,000	21,095	15,186
1.00%	–	56,515	11,379	50,536	–	44,620	10,345	5,182
1.05%	–	12,122	1,312	10,157	–	5,032	246	1,200
1.10%	–	801	21,596	5,801	–	414	9,118	4,986
1.15%	–	409	14,011	1,295	–	437	3,141	2,375
1.20%	–	353	2,332	236	–	277	1,710	1,167
1.25%	–	91	3,650	87	–	344	768	456
1.30%	28,500	–	3,009	32,853	47,661	18	1,013	316
1.35%	–	–	1,366	–	–	–	140	184
1.40%	313,723	2,666	60,474	219,719	350,656	2,524	28,513	12,310
1.45%	7,680	1,546	26,785	20,140	7,817	8,540	13,518	4,278
1.50%	5,789	1,432	7,823	5,400	4,063	181	2,417	1,310
1.55%	–	–	28,109	10,988	–	127	9,261	10,085
1.60%	–	–	15,958	2,696	–	309	4,106	2,383
1.65%	–	–	4,827	169	–	–	1,530	1,384
1.70%	–	–	2,972	2,119	–	74	515	936
1.75%	–	–	2,835	1,189	–	–	2,463	266
1.80%	–	–	259	1	–	–	39	4,024
1.85%	–	–	780	41	–	–	–	50
1.90%	–	–	47	–	–	–	37	22
1.95%	–	–	494	531	–	–	651	–
2.00%	–	–	1,701	–	–	–	184	98
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	21	–	–	–	14	27
2.15%	–	–	–	–	–	–	331	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	94	–	–	–	98	–
2.30%	–	–	–	–	–	–	216	719
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	94
2.60%	–	–	–	–	–	–	–	_–

Totals	$355,692	143,848	242,782	410,515	410,197	113,897	111,469	69,038

	FidVIPOvSR	FidVIPVal	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS
0.95%	$6,338	4,211	2,035	–	14,911	4,181	–	24,102
1.00%	2,258	2,461	266	–	13,606	450	–	15,194
1.05%	848	309	–	–	1,708	102	–	6,196
1.10%	1,723	98	1,647	–	272	2,110	–	–
1.15%	–	–	1,048	–	–	40	–	–
1.20%	57	–	176	–	41	171	–	–
1.25%	–	–	374	–	14	446	–	399
1.30%	–	–	–	4,590	–	217	8,354	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPOvSR	FidVIPVal	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS
1.35%	19	–	147	–	–	2	–	–
1.40%	359	–	5,117	43,752	596	6,449	60,709	208
1.45%	1,457	–	1,119	2,076	47	9,492	2,910	107
1.50%	–	–	2,201	1,297	62	856	369	74
1.55%	159	–	4,131	–	–	1,563	–	–
1.60%	–	–	265	–	–	2,459	–	–
1.65%	–	–	198	–	77	169	–	–
1.70%	–	–	31	–	–	76	–	–
1.75%	14	–	5	–	–	78	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	8	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	–	–	–	69	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$13,232	7,079	18,768	51,715	31,334	28,930	72,342	46,280

	FidVIPAMS2	FidVIPCon	FidVIPConS	FidVIPConS2	FidVIPIdx500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2
0.95%	$6,582	–	210,333	99,292	169,779	99,678	601	4,191
1.00%	5,181	–	170,958	28,244	111,472	66,800	276	256
1.05%	8	–	37,765	2,744	23,368	22,361	9	–
1.10%	4,431	–	19,826	63,938	21,681	22,040	–	2,957
1.15%	2,357	–	1,629	28,647	3,546	6,298	–	2,449
1.20%	581	–	1,234	12,761	3,332	1,623	–	572
1.25%	1,460	–	327	17,258	1,751	2,267	–	292
1.30%	151	111,418	230	15,134	56,069	29,347	–	709
1.35%	–	–	510	4,029	1,507	752	–	210
1.40%	8,927	695,620	6,210	149,842	347,280	267,188	79	9,817
1.45%	7,661	24,093	13,190	61,589	50,517	38,379	–	1,882
1.50%	2,252	11,068	1,802	11,719	10,733	13,154	–	124
1.55%	4,522	–	2,466	161,204	32,984	19,136	–	6,935
1.60%	2,311	–	124	38,250	2,382	3,874	–	4,435
1.65%	179	–	408	11,109	1,699	524	–	402
1.70%	2,213	–	39	14,656	2,336	4,302	–	1,131
1.75%	774	–	128	14,618	131	235	–	269
1.80%	–	–	159	14,885	114	334	–	495
1.85%	–	–	62	8,427	7	47	–	1,229
1.90%	–	–	–	574	–	15	–	–
1.95%	–	–	–	2,807	63	81	–	450
2.00%	–	–	–	10,885	145	427	–	58
2.05%	–	–	–	4,214	–	–	–	–
2.10%	–	–	–	1,226	–	–	–	25
2.15%	–	–	–	2,549	–	–	–	534
2.20%	–	–	–	1,917	–	–	–	–
2.25%	–	–	–	6,276	–	–	–	1,058
2.30%	–	–	–	274	–	–	–	–
2.35%	–	–	–	2,729	–	–	–	213
2.40%	–	–	–	87	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	51	–	–	–	–

Totals	$49,590	842,199	467,400	791,935	840,896	598,862	965	40,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPBal	FidVIPBalS	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2
0.95%	$–	60,895	15,213	4,282	7,492	–	95,562	27,168
1.00%	–	49,884	9,258	1,600	769	–	106,806	11,873
1.05%	–	10,827	798	367	449	–	29,126	1,834
1.10%	–	1,319	4,939	–	3,312	–	640	16,928
1.15%	–	366	1,519	–	3,815	–	146	9,835
1.20%	–	79	903	42	809	–	545	3,561
1.25%	–	215	1,805	–	275	–	859	4,772
1.30%	56,750	71	–	–	158	29,579	18	2,739
1.35%	–	–	1,097	–	28	–	–	1,044
1.40%	434,699	1,271	19,624	43	13,633	197,402	2,556	45,197
1.45%	3,356	607	22,381	103	9,386	5,547	2,735	30,255
1.50%	1,655	393	1,529	–	559	3,347	117	1,901
1.55%	–	–	17,567	–	9,787	–	–	28,431
1.60%	–	–	5,337	–	1,125	–	–	6,681
1.65%	–	–	1,553	–	536	–	–	2,263
1.70%	–	66	470	–	1,221	–	64	3,682
1.75%	–	–	856	–	1,353	–	–	9,791
1.80%	–	–	142	–	54	–	–	1,818
1.85%	–	–	–	–	407	–	–	1,903
1.90%	–	–	–	–	146	–	–	139
1.95%	–	–	700	–	–	–	–	589
2.00%	–	–	299	–	–	–	–	88
2.05%	–	–	–	–	20	–	–	1,094
2.10%	–	–	–	–	151	–	–	32
2.15%	–	–	–	–	217	–	–	375
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	919	–	–	488
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	964	–	–	481
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	39
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	27

Totals	$496,460	125,993	105,990	6,437	57,585	235,875	239,174	215,028

	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.95%	$–	113,601	11,754	–	106,401	118,105	810	12,782
1.00%	–	111,110	8,495	–	86,617	38,518	–	6,575
1.05%	–	18,946	506	–	14,771	2,003	–	905
1.10%	–	1,731	3,610	–	1,835	75,872	3,326	6,759
1.15%	–	524	959	–	–	28,629	252	7,180
1.20%	–	633	1,557	–	460	9,836	–	460
1.25%	–	399	372	–	806	13,606	34	1,791
1.30%	145,464	72	48	67,598	67	6,644	–	3,410
1.35%	–	–	356	–	–	4,584	–	399
1.40%	1,013,923	5,526	14,070	–	2,512	177,248	67	15,919
1.45%	14,218	1,298	16,313	–	15,608	82,074	–	2,431
1.50%	7,176	526	1,064	–	1,273	9,538	–	2,068
1.55%	–	147	4,123	–	383	166,276	1,004	9,209
1.60%	–	–	1,917	–	653	31,418	–	5,026
1.65%	–	61	588	–	167	11,103	–	2,202
1.70%	–	78	946	–	126	9,300	–	1,070
1.75%	–	–	–	–	–	8,331	–	1,417
1.80%	–	–	63	–	–	8,586	–	1,423
1.85%	–	–	–	–	27	5,686	–	1,245
1.90%	–	–	–	–	–	3,976	–	441
1.95%	–	–	214	–	–	676	–	–
2.00%	–	–	–	–	–	24,905	–	731
2.05%	–	–	–	–	–	7,120	–	3,230
2.10%	–	–	–	–	–	822	–	36
2.15%	–	–	–	–	–	2,669	–	481
2.20%	–	–	–	–	–	1,299	–	761
2.25%	–	–	146	–	–	9,354	–	2,632
2.30%	–	–	–	–	–	406	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	63	–	34
2.45%	–	–	–	–	–	18	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$1,180,781	254,652	67,101	67,598	231,706	858,665	5,493	90,617

	FrVIPRisDiv	FrVIPForSec	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal3	GVITIntVal6
0.95%	$7,748	1,015	1,713	1,164	2,468	3,723	466	9,129
1.00%	–	–	463	349	450	129	–	4,756
1.05%	–	55	22	107	24	229	–	1,626
1.10%	17,539	3,895	1,203	60	278	991	2,055	4,657
1.15%	26	–	113	–	14	15	–	4,734
1.20%	441	31	–	18	3	126	–	424
1.25%	–	–	177	–	–	34	–	269
1.30%	53	–	–	–	3	97	–	2,075
1.35%	785	92	17	2	–	–	–	333
1.40%	1,821	293	2,453	1,004	1,240	894	297	13,451
1.45%	–	–	383	37	57	86	–	598
1.50%	422	–	–	–	–	–	–	232
1.55%	3,428	379	2,866	545	877	650	1,743	11,669
1.60%	–	–	46	136	203	240	–	3,034
1.65%	21	–	–	–	1	7	–	1,174
1.70%	–	–	630	–	24	–	–	1,216
1.75%	208	–	147	24	181	76	80	1,425
1.80%	–	–	253	573	144	655	–	2,078
1.85%	–	–	67	–	347	–	–	400
1.90%	–	–	–	–	–	–	–	206
1.95%	–	–	95	–	–	–	–	129
2.00%	–	–	–	–	1	2	–	565
2.05%	–	–	5	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	19
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	151
2.30%	–	–	–	–	–	–	–	1,032
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$32,492	5,760	10,653	4,019	6,315	7,950	4,641	65,382

	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
0.95%	$5,882	11,253	–	50,472	23,215	45,298	195,821	124,902
1.00%	1,881	8,168	–	8,666	1,227	7,921	19,709	8,860
1.05%	494	3,475	–	2,775	1,440	1,537	11,502	1,473
1.10%	3,612	2,847	22	42,641	42,454	70,883	288,001	81,885
1.15%	724	2,130	–	20,079	10,804	31,582	155,462	40,825
1.20%	114	532	–	4,488	1,805	16,070	64,376	14,043
1.25%	248	211	–	4,052	1,963	12,557	46,292	38,968
1.30%	523	1,590	–	5,159	14,061	26,821	95,141	19,257
1.35%	1	98	13	1,183	1,273	5,473	5,980	8,378
1.40%	7,647	26,001	–	54,787	42,806	55,434	338,133	167,750
1.45%	365	3,382	–	7,230	25,206	5,664	49,547	39,520
1.50%	659	276	–	3,500	1,544	3,610	15,319	4,597
1.55%	7,048	17,896	283	31,002	11,424	41,879	245,410	63,539
1.60%	401	4,554	–	19,771	32,952	28,402	207,498	74,326
1.65%	39	1,756	–	11,396	15,083	21,309	63,681	34,172
1.70%	28	1,269	–	2,393	12,548	5,695	39,445	26,700
1.75%	–	1,897	–	5,912	4,388	24,310	56,706	18,045
1.80%	32	4,516	–	2,753	9,843	6,186	36,130	7,115
1.85%	84	4,100	–	3,930	1,622	9,834	27,320	10,148
1.90%	–	183	–	4,693	5,707	–	13,910	7,250

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITEmMrkts2	GVITEmMrkts6	GVITFHiInc3	GVITGvtBd	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
1.95%	–	286	–	48	100	677	4,026	2,491
2.00%	703	17,638	–	4,932	3,061	212	12,947	3,428
2.05%	382	401	–	472	15,301	732	8,764	13,217
2.10%	–	82	–	77	155	26	1,972	7,296
2.15%	–	–	–	–	617	2,025	6,548	21,278
2.20%	–	–	–	–	1,983	–	1,183	15,024
2.25%	–	253	–	–	5,178	533	4,216	1,996
2.30%	–	695	–	181	434	15	171	2,983
2.35%	–	–	–	99	891	–	3,684	938
2.40%	–	–	–	–	75	–	215	662
2.45%	–	–	–	–	8	–	668	136
2.55%	–	–	–	–	–	–	159	–
2.60%	–	–	–	–	–	–	–	–

Totals	$30,867	115,489	318	292,691	289,168	424,685	2,019,936	861,202

	GVITIDModCon2	GVITMdCpGr2	GVITMidCap	GVITMidCap2	GVITMyMkt	GVITNWFund2	GVITSmCapGr2	GVITSmCapVal
0.95%	$66,190	127	2,807	18,304	72,509	–	8,633	798
1.00%	9,998	97	–	3,324	25,159	–	4,120	–
1.05%	2,420	–	–	1,422	6,715	–	163	–
1.10%	121,157	90	7,134	11,721	35,888	64	5,810	5,686
1.15%	64,691	44	423	4,879	10,887	–	1,444	–
1.20%	7,052	–	134	1,332	6,622	–	692	73
1.25%	23,054	–	258	460	4,134	–	1,882	–
1.30%	38,507	–	–	7,182	1,695	–	682	–
1.35%	3,565	–	228	1,221	1,218	–	502	–
1.40%	85,539	–	1,524	30,294	89,819	–	9,175	481
1.45%	29,499	68	–	3,529	11,060	–	689	–
1.50%	8,436	–	415	102	1,630	–	–	–
1.55%	78,906	60	2,234	10,943	66,213	–	5,576	637
1.60%	73,817	158	75	7,688	30,515	80	2,155	–
1.65%	20,516	1	–	1,082	4,216	–	332	–
1.70%	9,876	–	–	1,911	12,364	–	444	–
1.75%	16,876	–	81	3,557	3,778	–	491	52
1.80%	3,142	–	–	838	2,632	–	668	–
1.85%	3,229	103	–	871	4,131	–	1,928	–
1.90%	244	–	–	546	160	–	–	–
1.95%	1,509	–	–	–	607	–	–	–
2.00%	1,650	–	–	201	9,677	–	127	–
2.05%	4,305	95	–	1,538	2,482	–	474	–
2.10%	–	15	–	251	1,422	–	115	–
2.15%	1,490	–	–	300	60	–	575	–
2.20%	2,015	–	–	–	275	–	–	–
2.25%	257	–	–	1,591	505	–	–	–
2.30%	–	–	–	762	1,556	–	59	–
2.35%	48	–	–	60	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	172	–	–	17	100	–	17	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$678,160	858	15,313	115,926	408,029	144	46,753	7,727

	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
0.95%	$16,748	2,043	17,460	1,030	7,366	11,519	6,068	11,473
1.00%	3,762	–	3,704	459	492	1,855	746	5,359
1.05%	3,751	–	517	800	671	80	341	1,070
1.10%	7,428	4,477	11,142	657	5,807	8,440	7,495	10,167
1.15%	2,901	–	4,725	614	8,171	3,584	6,751	8,945
1.20%	1,170	12	1,193	518	560	1,064	302	1,063
1.25%	1,442	–	695	–	1,968	1,333	615	1,828
1.30%	1,163	–	693	557	3,157	4,816	2,002	5,135
1.35%	627	104	298	1	241	571	222	435
1.40%	18,134	295	17,040	854	6,003	17,721	15,792	21,149
1.45%	2,000	–	3,454	109	1,001	1,958	178	3,144
1.50%	1,420	116	149	6,044	222	406	258	476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITSmCapVal2	GVITSmComp	GVITSmComp2	JanRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValS
1.55%	11,341	4,135	11,944	716	2,952	10,870	4,177	16,788
1.60%	6,444	–	7,765	3,222	3,292	9,273	4,302	12,200
1.65%	1,388	19	1,800	415	2,104	2,429	416	2,586
1.70%	596	–	3,017	274	2,873	1,538	522	4,047
1.75%	5,235	35	1,324	178	1,801	3,176	670	6,250
1.80%	1,185	–	1,441	510	997	1,820	65	751
1.85%	3,477	–	1,327	21	3,079	2,882	1,256	4,410
1.90%	19	–	46	–	1,143	1,276	–	146
1.95%	–	–	512	–	240	823	–	707
2.00%	15,285	–	2,313	–	404	1,129	2,606	762
2.05%	115	–	2,036	596	1,158	909	1,629	697
2.10%	69	–	66	51	233	1,059	–	2,478
2.15%	1,241	–	–	855	1,830	756	–	–
2.20%	540	–	–	–	534	316	–	920
2.25%	134	–	–	308	320	1,527	–	368
2.30%	272	–	–	–	925	255	–	–
2.35%	–	–	–	–	6,400	980	–	–
2.40%	–	–	–	–	464	–	–	–
2.45%	–	–	–	–	38	21	23	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	326	–	–	–

Totals	$107,887	11,236	94,661	18,789	66,772	94,386	56,436	123,354

	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppCapApS
0.95%	$8,293	6,720	75,629	72	928	1,401	19,642	29,058
1.00%	–	–	–	–	71	–	10,643	2,375
1.05%	–	–	655	5	124	–	4,756	149
1.10%	14,095	19,232	161,724	259	–	2,499	8,878	30,699
1.15%	–	369	15,790	35	49	64	8,376	14,420
1.20%	132	456	7,722	–	372	18	789	3,068
1.25%	–	45	4,126	–	163	–	2,789	3,930
1.30%	–	–	2,510	–	–	–	3,171	7,293
1.35%	241	360	5,051	–	4	185	916	1,690
1.40%	3,426	3,747	20,190	–	1,597	1,774	24,127	37,980
1.45%	–	–	–	–	742	–	8,602	5,841
1.50%	–	506	3,720	–	81	354	57	1,704
1.55%	3,924	8,135	48,814	200	384	179	15,500	21,584
1.60%	–	–	4,529	121	457	–	9,786	15,173
1.65%	12	93	1,107	–	55	–	1,881	4,284
1.70%	–	–	83	–	285	–	2,447	2,606
1.75%	–	44	506	–	65	137	2,363	3,474
1.80%	–	–	574	–	80	–	5,357	2,064
1.85%	–	–	111	15	–	–	4,471	3,603
1.90%	–	–	–	–	–	–	1	2,557
1.95%	–	–	–	–	–	–	216	1,007
2.00%	–	–	–	–	–	–	4,481	3,793
2.05%	–	–	–	77	–	–	713	4,060
2.10%	–	–	–	–	–	–	1,992	813
2.15%	–	–	–	–	–	–	170	875
2.20%	–	–	–	–	263	–	294	999
2.25%	–	–	–	–	–	–	–	869
2.30%	–	–	–	–	–	–	–	609
2.35%	–	–	–	–	73	–	–	3,528
2.40%	–	–	–	–	–	–	–	310
2.45%	–	–	–	–	–	–	18	3
2.55%	–	–	–	–	–	–	–	100
2.60%	–	–	–	–	–	–	–	41

Totals	$30,123	39,707	352,841	784	5,793	6,611	142,436	210,559

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppGlSec	OppGlSecS	OppHighInc	OppMStS	OppMStSCap	OppMStSCapS	OppStratBdS	PVTGroInc
0.95%	$3,755	15,909	4,245	32,336	3,990	286	38,786	1,390
1.00%	–	7,549	–	3,927	–	26	10,728	820
1.05%	–	507	–	235	110	–	2,578	–
1.10%	3,332	14,889	15,177	28,545	4,782	286	28,908	700
1.15%	–	11,167	817	14,804	47	–	11,273	497
1.20%	–	1,102	30	4,738	175	8	2,372	439
1.25%	–	4,072	465	4,358	–	–	4,723	–
1.30%	–	1,728	–	5,947	–	–	5,409	3,354
1.35%	22	329	216	1,423	40	–	1,687	–
1.40%	74	26,489	871	45,113	698	24	55,252	3,354
1.45%	–	1,484	–	5,477	–	9	7,472	146
1.50%	–	1,135	176	1,543	–	–	4,180	–
1.55%	1,135	14,381	250	34,168	733	273	29,386	606
1.60%	–	5,045	–	15,836	–	–	15,962	11
1.65%	–	616	39	4,286	68	–	3,116	5
1.70%	–	2,127	–	6,772	–	–	2,284	18
1.75%	–	1,890	18	3,848	–	59	11,686	291
1.80%	–	6	–	1,383	–	11	5,241	200
1.85%	–	3,382	–	6,603	–	–	8,382	–
1.90%	–	–	–	4,718	–	–	679	–
1.95%	–	1,616	–	155	–	–	4	–
2.00%	–	77	–	257	–	–	216	79
2.05%	–	–	–	1,782	–	–	565	–
2.10%	–	991	–	473	–	–	159	31
2.15%	–	–	–	251	–	–	194	33
2.20%	–	233	–	–	–	–	57	–
2.25%	–	–	–	942	–	–	–	–
2.30%	–	–	–	208	–	–	243	184
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	40	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–

Totals	$8,318	116,724	22,304	230,168	10,643	982	251,542	12,158

	PVTIntEq	PVTSmCapVal	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal
0.95%	$517	1,067	1,569	420	12	–	29	332
1.00%	290	–	122	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	3,344	4,270	3,721	–	44	–	–	38
1.15%	–	–	–	–	–	–	369	471
1.20%	–	34	18	–	–	–	–	–
1.25%	–	–	–	–	–	–	–	–
1.30%	–	–	673	–	–	–	–	–
1.35%	69	233	69	–	–	–	–	–
1.40%	772	364	1,290	–	–	–	–	–
1.45%	–	–	998	1,733	–	–	172	953
1.50%	–	465	680	76	–	–	–	95
1.55%	238	–	1,162	–	–	105	–	–
1.60%	–	–	64	1,296	–	–	–	916
1.65%	–	1	–	90	–	–	–	96
1.70%	270	–	94	–	–	–	–	–
1.75%	17	–	131	–	–	–	–	–
1.80%	–	–	12	392	–	–	321	305
1.85%	–	–	14	141	–	–	–	103
1.90%	–	–	176	–	–	–	–	545
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	75	–	–	–	–	–
2.05%	–	–	488	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	241	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	PVTIntEq	PVTSmCapVal	PVTVoyII	STICapAp	STIIntlEq	STIInvGrBd	STILgCapRV	STILgCapVal
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
	–	–	–	–	–	–	–	–

Totals	$5,517	6,434	11,597	4,148	56	105	891	3,854

	STIMidCapEq	STISmCapVal	VKCorPlus2	VKUSRealEst2	VKCom2	VKStrGr2
0.95%	$270	601	5,803	10,246	38,858	5,415
1.00%	–	–	2,141	3,543	10,769	1,635
1.05%	–	–	–	1,742	4,694	34
1.10%	–	42	1,754	4,088	28,073	5,818
1.15%	–	260	2,070	3,129	18,068	6,605
1.20%	–	–	1	553	2,933	1,633
1.25%	–	–	–	962	7,289	3,699
1.30%	–	–	275	2,666	8,421	2,782
1.35%	–	–	–	329	502	543
1.40%	–	412	1,762	15,646	54,011	15,979
1.45%	1,220	–	1,241	2,537	9,508	1,495
1.50%	–	–	69	1,213	6,759	2,065
1.55%	–	–	10,468	15,587	31,251	3,269
1.60%	687	–	1,081	3,371	14,223	3,559
1.65%	59	–	104	701	8,702	3,341
1.70%	–	–	5	386	7,289	1,368
1.75%	–	–	486	1,578	10,671	3,878
1.80%	336	–	95	517	3,206	786
1.85%	79	–	847	2,023	4,207	3,414
1.90%	–	–	–	115	342	435
1.95%	–	–	–	–	592	–
2.00%	–	–	–	224	49	52
2.05%	–	–	481	395	1,993	2,254
2.10%	–	–	8	99	1,342	289
2.15%	–	–	100	–	1,903	–
2.20%	–	–	–	–	429	752
2.25%	–	–	–	–	–	2,499
2.30%	–	–	–	454	308	150
2.35%	–	–	–	–	107	–
2.40%	–	–	–	–	–	–
2.45%	–	–	–	–	17	39
2.55%	–	–	–	–	–	–
2.60%	–	–	–	–	–	–

Totals	$2,651	1,315	28,791	72,104	276,516	73,788

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $31,628,852 and $27,375,350, respectively, and total transfers from the Account to the fixed account were $8,963,765 and $9,797,857, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $535,340 and $1,146,388 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II
2006	0.95% to 2.60%	1,147,537	$13.37 to 12.33	$15,064,760	0.12%	11.87% to 10.06%
2005	0.95% to 2.60%	1,394,538	11.95 to 11.20	16,429,623	0.00%	4.43% to 2.73%
2004	0.95% to 2.60%	1,498,502	11.44 to 10.90	16,966,976	0.00%	9.79% to 8.05%
2003	0.95% to 2.70%	1,352,155	10.42 to 10.07	13,999,545	0.00%	32.03% to 29.67%
2002	0.95% to 2.25%	800,468	7.77 to 7.89	6,302,001	0.00%	-22.33% to -21.06%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II
2006	0.95% to 2.60%	267,318	11.68 to 10.77	3,059,928	0.00%	5.05% to 3.35%
2005	0.95% to 2.60%	290,170	11.12 to 10.42	3,175,311	0.00%	7.55% to 5.80%
2004	0.95% to 2.60%	330,900	10.34 to 9.85	3,375,836	0.00%	5.32% to 3.63%
2003	0.95% to 2.35%	316,154	9.82 to 9.55	3,077,512	0.00%	27.96% to 26.12%
2002	0.95% to 1.85%	91,797	7.60 to 7.67	701,623	0.00%	-24.03% to -23.27%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I
2006	0.95% to 1.40%	16,306	14.97 to 14.68	242,377	0.00%	15.42% to 14.97%
2005	0.95% to 1.40%	16,278	12.97 to 12.77	209,927	0.00%	8.57% to 8.13%
2004	0.95% to 1.40%	16,085	11.95 to 11.81	191,366	0.00%	14.40% to 13.98%
2003	0.95% to 1.40%	10,904	10.44 to 10.36	113,560	0.00%	34.07% to 33.45%
2002	1.10%	2,639	7.78	20,535	0.00%	-22.18%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II
2006	0.95% to 1.80%	32,190	13.81 to 17.80	487,463	0.00%	15.15% to 14.25%
2005	0.95% to 1.80%	19,368	11.99 to 15.58	252,192	0.00%	8.23% to 7.36%
2004	0.95% to 1.80%	7,100	11.08 to 14.52	83,456	0.00%	10.78% to 10.19%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I
2006	0.95% to 1.55%	57,148	10.85 to 12.26	624,218	1.07%	8.46% to 8.06%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II
2006	0.95% to 2.35%	272,774	10.83 to 10.73	2,946,445	1.04%	8.29% to 7.27%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series II
2006	0.95% to 2.30%	91,233	19.67 to 18.45	1,774,544	0.90%	26.67% to 25.07%
2005	0.95% to 2.30%	110,019	15.53 to 14.75	1,692,289	0.55%	16.59% to 15.10%
2004	0.95% to 2.30%	128,816	13.32 to 12.81	1,704,214	0.47%	22.53% to 20.98%
2003	0.95% to 2.30%	148,422	10.87 to 10.59	1,605,977	0.40%	27.38% to 25.62%
2002	0.95% to 1.85%	99,782	8.47 to 8.54	849,893	1.25%	-15.34% to -14.64%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund – Series I
2006	0.95% to 1.65%	61,022	14.36 to 13.92	871,512	0.95%	10.19% to 9.45%
2005	0.95% to 1.75%	63,405	13.03 to 12.67	822,685	0.54%	6.60% to 5.79%
2004	0.95% to 1.75%	59,558	12.23 to 11.98	725,829	0.17%	12.74% to 11.92%
2003	0.95% to 1.75%	46,999	10.85 to 10.70	508,621	0.00%	26.11% to 25.09%
2002	0.95% to 1.35%	18,668	8.58 to 8.60	160,441	0.00%	-14.20% to -14.00%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I
2005	0.95% to 1.55%	50,633	11.15 to 9.24	555,376	0.86%	4.65% to 4.05%
2004	0.95% to 1.55%	49,381	10.65 to 8.88	517,581	0.54%	4.77% to 4.19%
2003	0.95% to 1.75%	35,260	10.17 to 8.48	349,853	0.39%	23.89% to 22.85%
2002	0.95% to 1.20%	10,318	8.20 to 8.21	84,658	0.85%	-18.04%to -17.92%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II
2005	0.95% to 2.35%	210,269	9.93 to 9.39	2,055,863	0.61%	4.36% to 2.92%
2004	0.95% to 2.35%	227,049	9.51 to 9.13	2,135,771	0.33%	4.49% to 3.07%
2003	0.95% to 2.35%	204,961	9.11 to 8.86	1,852,060	0.30%	23.64% to 21.85%
2002	0.95% to 1.85%	104,098	7.30 to 7.36	763,969	0.73%	-27.00% to -26.35%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B
2006	0.95% to 2.40%	735,403	$13.96 to 13.01	$10,073,140	1.14%	15.88% to 14.23%
2005	0.95% to 2.40%	845,191	12.05 to 11.39	10,034,933	1.27%	3.61% to 2.13%
2004	0.95% to 2.40%	878,709	11.63 to 11.15	10,112,127	0.76%	10.17% to 8.64%
2003	0.95% to 2.70%	742,495	10.56 to 10.21	7,788,932	0.82%	30.93% to 28.61%
2002	0.95% to 2.25%	256,388	7.93 to 8.06	2,062,156	0.42%	-20.65% to -19.36%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class B
2006	0.95% to 2.40%	271,312	25.70 to 24.00	6,873,247	1.34%	33.84% to 32.03%
2005	0.95% to 2.40%	323,653	19.20 to 18.18	6,148,550	0.48%	15.42% to 13.83%
2004	0.95% to 2.40%	380,692	16.64 to 15.97	6,281,818	0.46%	23.70% to 22.03%
2003	0.95% to 2.45%	465,461	13.45 to 13.07	6,221,573	0.34%	42.58% to 40.47%
2002	0.95% to 2.00%	189,416	9.31 to 9.43	1,781,711	0.07%	-6.92% to -5.67%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B
2006	0.95% to 2.40%	261,485	10.93 to 10.17	2,803,216	0.00%	-1.58% to -2.98%
2005	0.95% to 2.40%	324,021	11.10 to 10.48	3,541,590	0.00%	13.75% to 12.14%
2004	0.95% to 2.40%	318,337	9.76 to 9.35	3,071,305	0.00%	7.32% to 5.80%
2003	0.95% to 2.30%	309,330	9.09 to 8.85	2,794,786	0.00%	22.20% to 20.49%
2002	0.95% to 1.75%	106,973	7.39 to 7.44	793,895	0.00%	-26.11% to -25.58%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B
2006	0.95% to 2.40%	750,612	17.84 to 16.65	13,182,370	0.24%	13.12% to 11.52%
2005	0.95% to 2.40%	865,217	15.77 to 14.93	13,486,108	0.56%	5.62% to 4.14%
2004	0.95% to 2.40%	898,836	14.94 to 14.33	13,302,384	0.08%	17.94% to 16.34%
2003	0.95% to 2.40%	859,724	12.66 to 12.32	10,816,970	0.49%	39.55% to 37.54%
2002	0.95% to 2.00%	504,456	8.96 to 9.07	4,565,109	0.20%	-10.44% to -9.26%	(a) (b)

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.95% to 1.65%	75,679	16.28 to 14.65	1,210,663	0.41%	13.33% to 12.59%
2005	0.95% to 1.75%	78,129	14.37 to 12.97	1,103,814	0.00%	6.22% to 5.43%
2004	0.95% to 1.75%	70,029	13.53 to 12.30	938,233	0.46%	20.73% to 19.88%
2003	0.95% to 1.75%	45,605	11.21 to 10.26	507,629	0.26%	36.47% to 35.35%
2002	0.95% to 1.35%	13,134	8.19 to 8.21	107,755	0.29%	-18.08% to -17.89%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.95% to 1.55%	38,573	11.61 to 8.51	413,707	0.11%	8.17% to 7.54%
2005	0.95% to 1.55%	41,096	10.73 to 7.92	409,848	0.00%	2.63% to 2.04%
2004	0.95% to 1.55%	43,895	10.46 to 7.76	424,838	0.48%	5.20% to 4.63%
2003	0.95% to 1.55%	29,343	9.94 to 7.41	260,457	0.17%	24.81% to 24.00%
2002	1.10% to 1.25%	5,844	7.95 to 7.96	46,504	0.52%	-20.49% to -20.42%	(a) (b)

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.95% to 1.60%	185,956	14.02 to 11.20	2,458,545	1.65%	14.40% to 13.70%
2005	0.95% to 1.60%	196,318	12.25 to 9.85	2,280,067	1.64%	3.70% to 3.06%
2004	0.95% to 1.60%	174,082	11.81 to 9.56	1,983,446	1.98%	9.59% to 8.95%
2003	0.95% to 1.55%	129,158	10.78 to 8.79	1,343,041	1.59%	27.15% to 26.36%
2002	0.95% to 1.50%	31,338	6.96 to 8.48	263,921	1.03%	-15.56% to -15.21%	(a) (b)

Dreyfus Stock Index Fund, Inc. – Service Shares
2006	0.95% to 2.35%	341,893	15.69 to 14.96	5,302,944	1.37%	14.11% to 12.55%
2005	0.95% to 2.35%	360,175	13.75 to 13.29	4,915,059	1.41%	3.44% to 2.02%
2004	0.95% to 2.35%	363,953	13.29 to 13.02	4,817,048	1.78%	9.30% to 7.84%
2003	0.95% to 2.35%	159,827	12.16 to 12.08	1,941,207	0.84%	21.60% to 20.50%	(a) (b)

Federated Insurance Series – Federated American Leaders Fund II – Service Shares
2006	0.95% to 2.25%	209,203	13.25 to 12.47	2,731,670	1.25%	15.38% to 13.91%
2005	0.95% to 2.25%	237,603	11.48 to 10.95	2,697,263	1.25%	3.78% to 2.46%
2004	0.95% to 2.25%	242,829	11.07 to 10.68	2,663,199	1.28%	8.46% to 7.12%
2003	0.95% to 2.70%	203,311	10.20 to 9.90	2,062,876	0.47%	26.11% to 23.86%
2002	0.95% to 2.25%	27,004	7.99 to 8.09	217,899	0.00%	-20.09% to -19.09%	(a) (b)

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares
2006	0.95% to 2.30%	213,327	12.28 to 11.53	2,577,261	0.54%	14.68% to 13.16%
2005	0.95% to 2.30%	236,385	10.71 to 10.19	2,499,084	0.80%	0.73% to -0.61%
2004	0.95% to 2.30%	266,015	10.63 to 10.25	2,800,440	0.46%	6.09% to 4.71%
2003	0.95% to 2.25%	231,866	10.02 to 9.80	2,309,010	0.19%	22.70% to 21.07%
2002	0.95% to 1.75%	33,487	8.11 to 8.17	272,762	0.00%	-18.87% to -18.33%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated High Income Bond Fund II – Service Shares
2006	0.95% to 2.10%	875,905	$ 14.55 to 13.77	$12,509,632	8.16%	9.52% to 8.28%
2005	0.95% to 2.10%	944,507	13.28 to 12.71	12,361,109	7.61%	1.30% to 0.16%
2004	0.95% to 2.10%	1,065,920	13.11 to 12.69	13,837,890	6.77%	9.11% to 7.91%
2003	0.95% to 2.10%	989,694	12.02 to 11.76	11,817,284	5.07%	20.64% to 19.30%
2002	0.95% to 1.85%	317,116	9.84 to 9.96	3,151,615	0.26%	-1.58% to -0.39%	(a) (b)

Federated Insurance Series – Federated International Equity Fund II
2006	0.95% to 1.40%	15,736	14.56 to 14.28	227,795	0.19%	17.76% to 17.32%
2005	0.95% to 1.40%	15,775	12.37 to 12.17	194,159	0.00%	8.04% to 7.60%
2004	0.95% to 1.40%	18,034	11.45 to 11.31	205,713	0.00%	12.98% to 12.57%
2003	0.95% to 1.40%	14,585	10.13 to 10.05	147,361	0.00%	30.60% to 29.96%
2002	0.95% to 1.10%	2,956	7.75 to 7.76	22,912	0.00%	-22.50% to -22.44%	(a) (b)

Federated Insurance Series – Federated Mid Cap Growth Strategies Fund II
2006	0.95% to 1.65%	55,039	15.46 to 14.99	843,482	0.00%	7.21% to 6.51%
2005	0.95% to 1.65%	54,951	14.42 to 14.07	787,053	0.00%	11.64% to 10.92%
2004	0.95% to 1.65%	56,524	12.92 to 12.69	726,618	0.00%	14.33% to 13.63%
2003	0.95% to 1.65%	34,404	11.30 to 11.17	387,498	0.00%	38.75% to 37.78%
2002	0.95% to 1.35%	14,512	8.12 to 8.14	118,081	0.00%	-18.78% to -18.59%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.95% to 1.65%	279,545	11.68 to 11.94	3,265,829	3.95%	3.17% to 2.45%
2005	0.95% to 1.65%	295,088	11.32 to 11.65	3,346,301	3.71%	0.34% to -0.36%
2004	0.95% to 1.65%	301,028	11.28 to 11.70	3,406,732	3.89%	2.64% to 1.93%
2003	0.95% to 1.65%	229,888	10.99 to 11.47	2,540,248	2.81%	3.65% to 2.96%
2002	0.95% to 1.40%	68,180	10.58 to 11.19	726,707	0.00%	5.71% to 6.06%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Service Shares
2006	0.95% to 2.20%	1,265,396	11.68 to 11.02	14,551,816	3.76%	2.94% to 1.65%
2005	0.95% to 2.20%	1,316,031	11.35 to 10.84	14,750,616	3.61%	0.03% to -1.22%
2004	0.95% to 2.20%	1,438,086	11.34 to 10.97	16,160,311	4.05%	2.34% to 1.06%
2003	0.95% to 2.15%	1,371,824	11.08 to 10.87	15,115,571	2.60%	3.45% to 2.23%
2002	0.95% to 1.85%	317,535	10.63 to 10.71	3,395,118	0.00%	6.29% to 7.14%	(a) (b)

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	1.30% to 1.50%	1,675,332	20.47 to 16.95	33,754,419	3.25%	18.64% to 18.40%
2005	1.30% to 1.50%	2,268,978	17.26 to 14.31	38,463,175	1.72%	4.49% to 4.28%
2004	1.30% to 1.50%	2,896,630	16.51 to 13.73	46,980,762	1.62%	10.08% to 9.86%
2003	1.30% to 1.50%	3,424,309	15.00 to 12.49	50,582,699	1.77%	28.64% to 28.38%
2002	1.30% to 1.50%	3,956,126	9.73 to 11.66	45,514,268	1.88%	-18.19% to -18.03%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.95% to 1.80%	1,848,034	16.65 to 14.49	29,848,200	3.06%	18.94% to 17.99%
2005	0.95% to 1.80%	2,510,246	13.99 to 12.28	34,352,955	1.60%	4.76% to 3.90%
2004	0.95% to 1.75%	2,974,661	13.36 to 11.85	39,071,642	1.43%	10.32% to 9.53%
2003	0.95% to 1.75%	3,113,981	12.11 to 10.82	37,200,996	1.62%	28.98% to 27.93%
2002	0.95% to 1.50%	3,205,774	7.60 to 9.39	29,863,633	1.78%	-18.33% to -17.79%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2
2006	0.95% to 2.60%	3,777,054	14.77 to 12.10	52,827,666	2.90%	18.79% to 16.88%
2005	0.95% to 2.60%	4,235,309	12.43 to 10.35	49,887,171	1.44%	4.57% to 2.87%
2004	0.95% to 2.60%	4,658,436	11.89 to 10.06	52,594,896	1.33%	10.18% to 8.43%
2003	0.95% to 2.55%	4,300,709	10.79 to 9.30	44,282,602	1.31%	28.79% to 26.70%
2002	0.95% to 2.05%	3,060,579	7.41 to 8.38	24,567,597	1.55%	-19.10% to -17.94%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	1.30% to 1.50%	1,587,272	15.76 to 13.34	24,502,919	0.43%	5.46% to 5.25%
2005	1.30% to 1.50%	2,270,865	14.94 to 12.68	33,250,199	0.53%	4.43% to 4.22%
2004	1.30% to 1.50%	3,223,167	14.31 to 12.17	45,294,082	0.29%	2.03% to 1.83%
2003	1.30% to 1.50%	4,218,568	14.02 to 11.95	58,271,608	0.27%	31.12% to 30.86%
2002	1.30% to 1.50%	4,940,777	9.13 to 10.69	52,151,808	0.27%	-31.16% to -31.02%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.95% to 1.70%	2,071,785	13.33 to 9.10	26,927,897	0.31%	5.72% to 4.96%
2005	0.95% to 1.70%	3,024,143	12.61 to 8.67	37,295,902	0.40%	4.67% to 3.90%
2004	0.95% to 1.70%	3,820,516	12.04 to 8.34	45,077,084	0.17%	2.28% to 1.57%
2003	0.95% to 1.70%	4,386,812	11.77 to 8.21	50,646,486	0.19%	31.52% to 30.48%
2002	0.95% to 1.65%	4,896,367	5.99 to 8.95	43,021,685	0.15%	-31.48% to -30.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2
2006	0.95% to 2.45%	3,550,271	$ 7.04 to 8.05	$26,931,305	0.17%	5.56% to 4.01%
2005	0.95% to 2.45%	4,427,606	6.67 to 7.74	32,024,884	0.27%	4.50% to 2.94%
2004	0.95% to 2.45%	5,106,094	6.39 to 7.52	35,419,888	0.13%	2.14% to 0.66%
2003	0.95% to 2.45%	5,503,924	6.25 to 7.47	37,423,355	0.11%	31.28% to 29.25%
2002	0.95% to 2.05%	5,078,891	4.62 to 6.01	26,394,901	0.15%	-32.10% to -30.96%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	1.30% to 1.50%	1,918,167	12.32 to 10.31	23,269,712	6.62%	9.79% to 9.57%
2005	1.30% to 1.50%	2,687,632	11.22 to 9.41	29,688,053	14.55%	1.37% to 1.16%
2004	1.30% to 1.50%	3,630,254	11.07 to 9.31	39,524,939	8.08%	8.17% to 7.95%
2003	1.30% to 1.50%	4,594,500	10.23 to 8.62	46,434,695	6.96%	25.61% to 25.36%
2002	1.30% to 1.50%	5,320,080	6.88 to 8.15	42,857,955	11.06%	1.89% to 2.10%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.95% to 1.50%	1,155,293	10.33 to 9.75	11,904,498	6.18%	10.12% to 9.51%
2005	0.95% to 1.50%	1,819,246	9.38 to 8.91	17,032,691	14.40%	1.55% to 0.99%
2004	0.95% to 1.50%	2,423,282	9.24 to 9.57	22,349,842	8.19%	8.43% to 7.89%
2003	0.95% to 1.50%	2,810,258	8.52 to 8.18	23,909,014	7.08%	25.76% to 25.07%
2002	0.95% to 1.50%	2,867,219	6.54 to 7.12	19,402,091	11.30%	2.02% to 2.63%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class 2
2006	0.95% to 2.25%	1,867,791	10.89 to 9.13	19,198,055	7.42%	9.97% to 8.57%
2005	0.95% to 2.25%	2,043,436	9.90 to 8.41	19,137,290	14.45%	1.34% to 0.04%
2004	0.95% to 2.30%	2,341,459	9.77 to 8.38	21,685,188	7.89%	8.34% to 6.93%
2003	0.95% to 2.25%	2,404,278	9.02 to 7.85	20,602,230	5.22%	25.55% to 23.99%
2002	0.95% to 1.85%	1,469,078	6.33 to 7.18	10,042,551	10.25%	0.93% to 2.32%

Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Initial Class
2006	0.95% to 1.95%	2,404,784	12.62 to 11.22	30,299,680	4.92%	3.90% to 2.87%
2005	0.95% to 1.95%	2,635,345	12.14 to 10.91	31,983,967	3.08%	2.07% to 1.05%
2004	0.95% to 1.95%	3,218,350	11.90 to 10.80	38,382,444	1.14%	0.25% to -0.76%
2003	0.95% to 1.95%	4,532,670	11.87 to 10.88	54,093,344	1.01%	0.04% to -0.96%
2002	0.95% to 1.75%	7,161,135	10.92 to 12.26	85,645,681	1.71%	-0.28% to 0.73%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	1.30% to 1.50%	1,500,483	19.28 to 16.17	28,566,943	0.92%	16.55% to 16.31%
2005	1.30% to 1.50%	1,847,746	16.54 to 13.90	30,143,611	0.65%	17.50% to 17.27%
2004	1.30% to 1.50%	2,254,225	14.08 to 11.85	31,347,848	1.21%	12.16% to 11.93%
2003	1.30% to 1.50%	2,717,889	12.55 to 10.59	33,779,679	0.81%	41.51% to 41.22%
2002	1.30% to 1.50%	3,295,102	7.50 to 8.87	28,981,568	0.89%	-21.48% to -21.32%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.95% to 1.70%	661,770	16.16 to 14.34	10,551,954	0.84%	16.83% to 16.05%
2005	0.95% to 1.70%	852,469	13.83 to 12.35	11,661,213	0.57%	17.84% to 17.02%
2004	0.95% to 1.70%	1,061,644	11.74 to 10.56	12,340,609	1.13%	12.41% to 11.68%
2003	0.95% to 1.70%	1,338,806	10.44 to 9.45	13,852,488	0.71%	41.85% to 40.74%
2002	0.95% to 1.50%	1,459,258	6.34 to 7.36	10,652,687	0.78%	-21.77% to -21.10%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2
2006	0.95% to 2.30%	747,944	11.28 to 12.68	8,996,238	0.73%	16.66% to 15.17%
2005	0.95% to 2.30%	886,223	9.67 to 11.01	9,172,729	0.51%	17.66% to 16.12%
2004	0.95% to 2.30%	1,049,600	8.22 to 9.48	9,328,152	1.08%	12.24% to 10.83%
2003	0.95% to 2.30%	1,264,290	7.32 to 8.56	10,016,450	0.44%	41.68% to 39.72%
2002	0.95% to 1.95%	1,167,806	5.03 to 6.34	6,583,033	0.84%	-22.36% to -21.21%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R
2006	0.95% to 2.55%	366,651	15.18 to 21.24	6,392,870	0.67%	16.70% to 14.92%
2005	0.95% to 2.30%	303,978	13.01 to 18.61	4,412,376	0.42%	17.62% to 16.08%
2004	0.95% to 2.30%	197,038	11.06 to 16.03	2,424,902	0.00%	10.63% to 9.68%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.95% to 1.55%	84,632	15.25 to 22.16	1,309,809	0.85%	16.83% to 16.23%
2005	0.95% to 1.55%	98,573	13.05 to 19.07	1,299,368	0.59%	17.80% to 17.15%
2004	0.95% to 1.45%	100,201	11.08 to 11.04	1,114,963	0.00%	10.81% to 10.44%	(a) (b)

Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class
2006	0.95% to 1.10%	42,221	13.66 to 13.55	575,969	0.62%	13.47% to 13.30%
2005	0.95% to 1.10%	70,438	12.04 to 11.96	847,039	0.44%	5.08% to 4.92%
2004	0.95% to 1.05%	75,284	11.46 to 11.42	861,783	1.05%	10.02% to 9.91%
2003	0.95% to 1.05%	61,973	10.41 to 10.39	644,929	0.33%	32.80% to 32.67%
2002	0.95% to 1.10%	71,212	7.82 to 7.84	558,177	0.12%	-16.70% to -16.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class 2
2006	0.95% to 1.85%	107,559	$ 13.54 to 12.88	$1,427,375	0.69%	13.32% to 12.35%
2005	0.95% to 1.85%	125,609	11.95 to 11.47	1,476,384	0.33%	4.83% to 3.93%
2004	0.95% to 1.95%	144,568	11.40 to 10.99	1,626,826	0.93%	9.87% to 8.77%
2003	0.95% to 1.95%	153,119	10.38 to 10.11	1,573,358	0.33%	32.48% to 31.14%
2002	0.95% to 1.95%	176,457	7.71 to 7.83	1,373,675	0.12%	-17.51% to -16.67%

Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Initial Class
2006	1.30% to 1.50%	234,079	14.32 to 12.05	3,284,121	2.18%	5.60% to 5.39%
2005	1.30% to 1.50%	313,221	13.56 to 11.43	4,171,440	2.64%	2.54% to 2.34%
2004	1.30% to 1.50%	450,386	13.23 to 11.17	5,868,849	2.36%	4.61% to 4.39%
2003	1.30% to 1.50%	533,547	12.64 to 10.70	6,658,925	2.92%	21.73% to 21.49%
2002	1.30% to 1.50%	607,643	8.81 to 10.39	6,237,888	3.09%	-16.79% to -16.63%

Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class
2006	0.95% to 1.65%	237,859	11.88 to 9.89	2,801,709	2.13%	5.84% to 5.12%
2005	0.95% to 1.65%	318,342	11.22 to 9.41	3,546,175	2.39%	2.81% to 2.10%
2004	0.95% to 1.65%	396,705	10.91 to 9.22	4,297,283	2.30%	4.85% to 4.16%
2003	0.95% to 1.65%	461,854	10.41 to 8.85	4,778,009	2.84%	21.98% to 21.13%
2002	0.95% to 1.50%	511,396	7.06 to 8.53	4,338,581	2.88%	-16.98% to -16.34%

Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio – Service Class 2
2006	0.95% to 2.00%	218,687	9.20 to 9.14	2,047,291	1.88%	5.71% to 4.62%
2005	0.95% to 2.00%	262,690	8.70 to 8.74	2,335,451	2.21%	2.58% to 1.52%
2004	0.95% to 2.00%	358,223	8.48 to 8.60	3,122,330	2.30%	4.63% to 3.57%
2003	0.95% to 2.00%	411,988	8.11 to 8.31	3,444,963	2.70%	21.86% to 20.58%
2002	0.95% to 1.85%	463,222	6.49 to 7.05	3,184,600	2.75%	-17.56% to -16.63%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	1.30% to 1.50%	302,401	15.48 to 13.31	4,617,104	2.84%	5.93% to 5.71%
2005	1.30% to 1.50%	408,397	14.62 to 12.59	5,878,062	3.04%	2.70% to 2.49%
2004	1.30% to 1.50%	615,773	14.23 to 12.28	8,633,926	2.91%	4.10% to 3.89%
2003	1.30% to 1.50%	770,719	13.67 to 11.82	10,386,174	3.65%	16.44% to 16.21%
2002	1.30% to 1.50%	871,353	10.17 to 11.74	10,084,620	4.11%	-10.10% to -9.92%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class
2006	0.95% to 1.50%	313,691	13.23 to 11.03	4,128,448	2.89%	6.22% to 5.63%
2005	0.95% to 1.50%	457,159	12.46 to 10.44	5,674,106	2.70%	2.94% to 2.37%
2004	0.95% to 1.50%	595,788	12.10 to 10.20	7,157,568	2.78%	4.36% to 3.78%
2003	0.95% to 1.50%	685,066	11.60 to 9.82	7,895,483	3.53%	16.79% to 16.14%
2002	0.95% to 1.50%	761,504	8.46 to 9.93	7,520,585	4.17%	-10.22% to -9.72%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class 2
2006	0.95% to 1.70%	328,594	10.72 to 10.75	3,531,528	2.70%	6.12% to 5.35%
2005	0.95% to 1.75%	415,041	10.10 to 9.65	4,216,826	2.66%	2.80% to 1.97%
2004	0.95% to 2.05%	499,428	9.83 to 9.33	4,955,687	2.58%	4.18% to 3.02%
2003	0.95% to 2.05%	546,660	9.43 to 9.05	5,227,561	3.38%	16.55% to 15.25%
2002	0.95% to 2.05%	584,811	7.86 to 8.45	4,820,661	4.15%	-10.89% to -9.89%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	1.30% to 1.50%	2,291,778	24.27 to 20.20	54,794,040	1.26%	10.27% to 10.05%
2005	1.30% to 1.50%	3,010,456	22.01 to 18.35	65,268,259	0.30%	15.42% to 15.19%
2004	1.30% to 1.50%	3,579,619	19.07 to 15.93	67,339,563	0.35%	13.98% to 13.75%
2003	1.30% to 1.50%	4,203,351	16.73 to 14.01	69,483,080	0.46%	26.80% to 26.54%
2002	1.30% to 1.50%	4,767,339	11.07 to 13.20	62,231,480	0.93%	-10.71% to -10.53%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.95% to 1.85%	2,072,706	20.62 to 14.13	41,231,144	1.08%	10.53% to 9.53%
2005	0.95% to 1.85%	2,778,895	18.65 to 12.90	50,466,340	0.20%	15.74% to 14.69%
2004	0.95% to 1.85%	3,159,087	16.12 to 11.25	49,704,454	0.25%	14.24% to 13.21%
2003	0.95% to 1.85%	3,374,699	14.11 to 9.94	46,777,335	0.35%	27.13% to 25.98%
2002	0.95% to 1.85%	3,563,729	7.89 to 11.10	38,984,835	0.79%	-11.10% to -10.29%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	0.95% to 2.60%	4,412,906	13.27 to 13.19	59,953,597	0.99%	10.38% to 8.61%
2005	0.95% to 2.60%	4,727,922	12.02 to 12.14	58,493,126	0.12%	15.54% to 13.70%
2004	0.95% to 2.60%	4,843,433	10.40 to 10.68	52,031,404	0.20%	14.07% to 12.26%
2003	0.95% to 2.70%	4,294,206	9.12 to 9.47	40,584,160	0.23%	26.98% to 24.75%
2002	0.95% to 2.25%	2,721,894	6.96 to 7.97	20,351,677	0.73%	-12.07% to -10.46%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Index 500 Portfolio – Initial Class
2006	0.95% to 2.00%	4,123,755	$ 14.55 to 10.85	$64,044,703	1.85%	14.63% to 13.47%
2005	0.95% to 2.00%	5,719,281	12.70 to 9.56	77,208,276	1.86%	3.83% to 2.77%
2004	0.95% to 2.00%	7,217,333	12.23 to 9.30	94,669,988	1.33%	9.56% to 8.48%
2003	0.95% to 2.05%	8,294,373	11.16 to 7.89	100,019,978	1.46%	27.19% to 25.78%
2002	0.95% to 2.05%	9,224,993	6.27 to 11.23	87,694,970	1.46%	-23.95% to -22.99%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Initial Class
2006	0.95% to 2.00%	2,736,447	15.29 to 13.14	42,212,416	4.35%	3.36% to 2.28%
2005	0.95% to 2.00%	3,776,974	14.79 to 12.84	56,436,283	3.90%	1.22% to 0.17%
2004	0.95% to 1.95%	4,666,693	14.61 to 12.86	69,232,888	4.44%	3.46% to 2.44%
2003	0.95% to 1.95%	6,033,702	14.12 to 12.56	87,046,104	4.37%	4.20% to 3.19%
2002	0.95% to 1.85%	7,974,078	12.17 to 14.54	110,984,969	3.72%	8.23% to 9.29%

Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class
2006	0.95% to 1.40%	6,594	10.87 to 10.57	71,435	0.00%	7.40% to 6.95%
2005	0.95% to 1.40%	17,951	10.12 to 9.89	181,331	0.00%	6.96% to 6.50%
2004	0.95% to 1.40%	18,556	9.46 to 9.28	175,311	0.00%	9.18% to 8.77%
2003	0.95% to 1.40%	25,870	8.67 to 8.54	223,991	0.00%	29.24% to 28.62%
2002	0.95% to 1.00%	24,455	6.64 to 6.71	163,905	0.00%	-27.45% to -27.04%

Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio – Service Class 2
2006	0.95% to 2.35%	285,349	10.68 to 9.81	2,969,741	0.00%	7.27% to 5.80%
2005	0.95% to 2.35%	315,380	9.96 to 9.27	3,074,420	0.00%	6.72% to 5.25%
2004	0.95% to 2.35%	349,870	9.33 to 8.81	3,209,635	0.00%	8.92% to 7.46%
2003	0.95% to 2.25%	319,322	8.57 to 8.22	2,702,200	0.00%	29.05% to 27.32%
2002	0.95% to 1.95%	206,142	6.48 to 6.64	1,357,901	0.00%	-28.24% to -27.32%

Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Initial Class
2006	1.30% to 1.50%	1,656,632	20.30 to 13.91	33,163,410	2.15%	10.26% to 10.04%
2005	1.30% to 1.50%	2,121,755	18.41 to 12.64	38,518,391	2.75%	4.39% to 4.18%
2004	1.30% to 1.50%	2,753,646	17.64 to 12.13	47,900,055	2.14%	4.10% to 3.89%
2003	1.30% to 1.50%	3,444,593	16.94 to 11.68	57,654,257	2.98%	16.19% to 15.96%
2002	1.30% to 1.50%	4,262,434	10.07 to 14.58	61,479,112	3.31%	-10.09% to -9.91%

Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class
2006	0.95% to 1.70%	790,203	13.74 to 11.46	10,769,761	2.19%	10.58% to 9.80%
2005	0.95% to 1.70%	1,191,624	12.43 to 10.44	14,695,826	2.58%	4.61% to 3.84%
2004	0.95% to 1.70%	1,481,618	11.88 to 10.05	17,485,819	2.01%	4.42% to 3.67%
2003	0.95% to 1.70%	1,671,579	11.38 to 9.69	18,897,936	2.76%	16.41% to 15.55%
2002	0.95% to 1.50%	1,814,362	7.99 to 9.77	17,626,815	3.16%	-10.33% to -9.62%

Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class 2
2006	0.95% to 2.00%	703,602	11.78 to 10.49	7,936,808	1.89%	10.44% to 9.32%
2005	0.95% to 2.00%	837,180	10.67 to 9.59	8,561,975	2.43%	4.53% to 3.44%
2004	0.95% to 2.00%	986,170	10.20 to 9.28	9,687,488	1.87%	4.15% to 3.09%
2003	0.95% to 2.00%	1,107,853	9.80 to 9.00	10,480,979	2.55%	16.30% to 15.09%
2002	0.95% to 1.95%	1,143,308	7.79 to 8.42	9,326,361	3.07%	-10.87% to -9.80%

Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio – Service Class
2006	0.95% to 1.45%	71,423	9.55 to 9.01	680,433	0.38%	12.91% to 12.44%
2005	0.95% to 1.45%	80,221	8.45 to 8.02	676,589	0.00%	19.83% to 19.28%
2004	0.95% to 1.45%	67,631	7.06 to 6.72	476,398	0.00%	0.31% to -0.16%
2003	0.95% to 1.45%	97,835	7.03 to 6.73	687,328	0.00%	23.99% to 23.39%
2002	0.95% to 1.40%	113,186	5.46 to 5.67	641,374	0.16%	-8.63% to -8.11%

Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio – Service Class 2
2006	0.95% to 2.35%	468,828	9.45 to 8.43	4,268,269	0.23%	12.74% to 11.24%
2005	0.95% to 2.35%	528,257	8.39 to 7.58	4,271,690	0.00%	19.53% to 17.90%
2004	0.95% to 2.35%	538,971	7.02 to 6.43	3,665,367	0.00%	0.32% to -1.06%
2003	0.95% to 2.25%	571,779	6.99 to 6.52	3,888,328	0.00%	23.73% to 22.13%
2002	0.95% to 1.85%	519,737	5.36 to 5.65	2,870,056	0.18%	-9.55% to -8.43%

Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Initial Class
2006	1.30% to 1.50%	844,127	18.19 to 15.03	15,127,365	0.99%	11.71% to 11.48%
2005	1.30% to 1.50%	1,195,559	16.28 to 13.48	19,176,656	1.64%	6.24% to 6.02%
2004	1.30% to 1.50%	1,747,812	15.33 to 12.72	26,367,510	0.93%	4.42% to 4.21%
2003	1.30% to 1.50%	2,241,345	14.68 to 12.20	32,448,173	1.23%	22.17% to 21.92%
2002	1.30% to 1.50%	2,571,965	10.01 to 12.01	30,530,496	1.47%	-17.87% to -17.70%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class
2006	0.95% to 1.70%	1,401,790	$ 14.55 to 11.14	$20,181,151	0.93%	11.94% to 11.15%
2005	0.95% to 1.70%	2,174,460	12.99 to 10.02	27,981,920	1.50%	6.51% to 5.73%
2004	0.95% to 1.70%	2,762,401	12.20 to 9.48	33,386,094	0.82%	4.75% to 4.01%
2003	0.95% to 1.70%	3,186,392	11.65 to 9.11	36,708,432	1.13%	22.43% to 21.51%
2002	0.95% to 1.50%	3,561,810	7.01 to 9.51	33,518,982	1.37%	-18.16% to -17.48%

Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio – Service Class 2
2006	0.95% to 2.60%	1,523,749	11.09 to 9.53	16,276,568	0.73%	11.79% to 9.99%
2005	0.95% to 2.60%	1,809,690	9.92 to 8.67	17,350,338	1.33%	6.38% to 4.64%
2004	0.95% to 2.60%	2,109,708	9.32 to 8.28	19,069,976	0.77%	4.52% to 2.83%
2003	0.95% to 2.45%	2,256,250	8.92 to 8.11	19,586,061	0.95%	22.27% to 20.43%
2002	0.95% to 2.00%	2,031,206	6.74 to 7.29	14,463,378	1.39%	-18.93% to -17.64%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	1.30% to 1.50%	3,838,147	20.06 to 10.45	75,200,329	0.75%	4.09% to 3.88%
2005	1.30% to 1.50%	5,330,713	19.27 to 10.06	100,001,156	0.96%	7.48% to 7.26%
2004	1.30% to 1.50%	6,993,903	17.93 to 9.38	122,057,923	0.57%	5.80% to 5.58%
2003	1.30% to 1.50%	9,018,711	16.95 to 8.88	149,392,032	0.82%	28.19% to 27.93%
2002	1.30% to 1.50%	11,062,424	6.94 to 13.22	143,427,725	1.16%	-23.02% to -22.86%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.95% to 1.70%	2,164,644	10.14 to 7.99	21,701,919	0.67%	4.30% to 3.54%
2005	0.95% to 1.70%	3,260,503	9.73 to 7.71	31,367,116	0.85%	7.83% to 7.05%
2004	0.95% to 1.70%	4,052,469	9.02 to 7.21	36,206,313	0.48%	6.04% to 5.31%
2003	0.95% to 1.70%	4,718,108	8.51 to 6.84	39,725,388	0.63%	28.43% to 27.45%
2002	0.95% to 1.50%	5,326,989	5.23 to 6.62	34,909,704	0.98%	-23.31% to -22.66%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class 2
2006	0.95% to 2.25%	633,127	8.45 to 7.33	5,135,032	0.48%	4.12% to 2.79%
2005	0.95% to 2.25%	783,699	8.12 to 7.13	6,117,826	0.70%	7.65% to 6.27%
2004	0.95% to 2.25%	1,008,606	7.54 to 6.71	7,337,439	0.34%	5.88% to 4.55%
2003	0.95% to 2.25%	1,135,191	7.12 to 6.42	7,823,843	0.49%	28.18% to 26.48%
2002	0.95% to 1.80%	1,328,408	5.07 to 5.56	7,176,456	0.90%	-23.83% to -22.75%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Initial Class
2006	1.30%	133,809	35.91	4,805,186	0.38%	11.24%
2005	1.30%	161,231	32.28	5,204,980	0.00%	16.77%
2004	1.30%	163,205	27.65	4,511,984	0.00%	23.29%
2003	1.30%	147,072	22.42	3,297,769	0.41%	36.84%
2002	1.30%	155,616	16.39	2,550,019	1.00%	-11.00%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.95% to 1.85%	528,205	36.64 to 31.53	19,231,126	0.30%	11.52% to 10.51%
2005	0.95% to 1.85%	764,088	32.85 to 28.53	24,976,408	0.00%	17.08% to 16.02%
2004	0.95% to 1.85%	872,164	28.06 to 24.59	24,362,311	0.00%	23.59% to 22.47%
2003	0.95% to 1.85%	950,947	22.70 to 20.08	21,494,305	0.30%	37.21% to 35.96%
2002	0.95% to 1.50%	1,047,270	14.96 to 16.55	17,266,663	0.95%	-11.43% to -10.75%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2
2006	0.95% to 2.45%	2,499,223	20.95 to 30.09	62,036,810	0.19%	11.34% to 9.74%
2005	0.95% to 2.45%	2,895,497	18.82 to 27.42	64,670,558	0.00%	16.90% to 15.24%
2004	0.95% to 2.45%	3,023,221	16.10 to 23.79	58,193,494	0.00%	23.47% to 21.74%
2003	0.95% to 2.45%	2,836,613	13.04 to 19.54	44,434,522	0.21%	36.94% to 34.88%
2002	0.95% to 2.05%	2,143,293	9.24 to 15.07	24,940,094	0.87%	-12.23% to -10.88%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.95% to 1.55%	31,358	16.37 to 14.98	504,402	0.50%	15.10% to 14.46%
2005	0.95% to 1.55%	33,515	14.23 to 13.09	469,025	0.00%	1.58% to 1.00%
2004	0.95% to 1.40%	30,201	14.00 to 13.01	421,211	0.00%	12.90% to 12.51%
2003	0.95% to 1.40%	22,081	12.40 to 11.57	272,822	0.00%	56.29% to 55.59%
2002	0.95% to 1.25%	7,968	7.92 to 7.94	63,181	0.00%	-20.78% to -20.64%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2
2006	0.95% to 2.40%	507,691	15.39 to 14.38	7,682,512	0.34%	14.91% to 13.29%
2005	0.95% to 2.40%	517,981	13.39 to 12.69	6,847,740	0.00%	1.46% to 0.01%
2004	0.95% to 2.40%	660,380	13.20 to 12.69	8,639,584	0.00%	12.76% to 11.23%
2003	0.95% to 2.40%	558,223	11.70 to 11.41	6,494,435	0.00%	55.87% to 53.60%
2002	0.95% to 1.95%	108,052	7.43 to 7.51	809,528	0.00%	-25.70% to -24.91%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.95% to 1.75%	221,913	$14.55 to 14.04	$3,203,967	1.25%	16.32% to 15.44%
2005	0.95% to 1.75%	205,702	12.51 to 12.16	2,558,538	0.99%	2.70% to 1.90%
2004	0.95% to 1.75%	192,350	12.18 to 11.94	2,332,814	0.83%	10.19% to 9.39%
2003	0.95% to 1.75%	103,449	11.06 to 10.91	1,140,788	0.91%	23.69% to 22.70%
2002	0.95% to 1.35%	27,539	8.90 to 8.94	245,943	0.00%	-10.95% to -10.62%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1
2006	0.95% to 1.55%	36,467	15.85 to 14.28	569,853	1.37%	20.54%to 19.90%
2005	0.95% to 1.55%	37,701	13.15 to 11.91	489,589	1.23%	9.43% to 8.84%
2004	0.95% to 1.55%	40,951	12.02 to 10.94	486,910	1.55%	17.74% to 17.15%
2003	0.95% to 1.55%	23,502	10.21 to 9.34	239,297	1.52%	31.29% to 30.46%
2002	0.95% to 1.35%	5,514	7.76 to 7.77	42,825	0.00%	-22.45% to -22.27%	(a) (b)

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II
2006	0.95% to 2.05%	274,929	10.49 to 10.41	2,877,300	3.37%	4.90% to 4.13%	(a) (b)

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II
2006	0.95% to 1.80%	79,332	10.47 to 10.41	829,189	1.40%	4.72% to 4.14%	(a) (b)

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II
2006	0.95% to 2.00%	150,198	10.77 to 10.70	1,615,213	0.36%	7.74% to 6.98%	(a) (b)

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II
2006	0.95% to 2.00%	167,959	10.30 to 10.23	1,727,272	1.19%	2.99% to 2.26%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.95% to 1.75%	26,633	15.58 to 21.64	463,042	2.12%	21.58% to 20.70%
2005	0.95% to 1.55%	19,055	12.81 to 12.69	272,309	1.67%	10.99% to 10.32%
2004	1.10% to 1.55%	6,001	11.53 to 16.33	90,057	2.03%	15.34% to 15.06%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI
2006	0.95% to 2.30%	399,195	15.46 to 14.93	6,120,278	1.93%	21.25% to 19.69%
2005	0.95% to 2.00%	316,954	12.75 to 12.54	4,021,518	1.54%	10.74% to 9.64%
2004	0.95% to 1.90%	119,239	11.51 to 11.44	1,370,721	0.62%	15.15% to 14.43%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class II
2006	0.95% to 2.05%	101,953	27.82 to 26.43	2,797,670	0.52%	35.02% to 33.69%
2005	0.95% to 2.05%	110,899	20.60 to 19.77	2,260,206	0.40%	31.08% to 29.75%
2004	0.95% to 2.30%	134,352	15.72 to 15.13	2,092,732	0.93%	19.29% to 17.83%
2003	0.95% to 2.25%	119,362	13.18 to 12.85	1,563,181	0.38%	63.10% to 60.97%
2002	0.95% to 2.00%	57,258	8.00 to 8.08	461,497	0.19%	-19.96% to -19.21%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class VI
2006	0.95% to 2.30%	523,251	20.92 to 20.22	10,827,888	0.54%	35.26% to 33.59%
2005	0.95% to 2.10%	515,495	15.46 to 15.18	7,922,885	0.43%	31.23% to 29.85%
2004	0.95% to 2.10%	64,091	11.78 to 11.69	752,656	1.45%	17.83% to 16.93%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	1.10% to 1.55%	4,846	11.45 to 11.36	55,136	7.33%	9.39% to 8.92%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.95% to 2.35%	1,841,755	11.77 to 11.50	21,674,212	4.01%	2.36% to 0.93%
2005	0.95% to 2.35%	2,172,204	11.49 to 11.39	25,053,840	3.65%	2.29% to 0.86%
2004	0.95% to 2.35%	2,542,383	11.24 to 11.29	28,769,779	5.39%	2.28% to 0.85%
2003	0.95% to 2.30%	2,897,500	10.99 to 11.21	32,173,064	3.85%	1.03% to -0.32%
2002	0.95% to 1.85%	1,894,099	10.79 to 11.45	20,858,722	3.72%	7.82% to 8.75%	(a) (b)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.95% to 2.45%	1,511,432	15.19 to 14.10	22,446,931	2.02%	15.76% to 14.01%
2005	0.95% to 2.45%	1,492,478	13.12 to 12.37	19,230,677	1.82%	6.91% to 5.30%
2004	0.95% to 2.45%	1,598,752	12.28 to 11.75	19,358,099	1.69%	12.94% to 11.23%
2003	0.95% to 2.40%	1,174,265	10.87 to 10.48	12,659,702	1.33%	30.62% to 28.70%
2002	0.95% to 1.80%	255,545	8.17 to 8.32	2,116,196	0.77%	-17.63% to -16.79%	(a) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.95% to 2.25%	2,682,972	11.87 to 11.14	31,319,557	3.15%	5.16% to 3.80%
2005	0.95% to 2.30%	3,011,800	11.29 to 10.71	33,553,690	2.71%	2.33% to 0.96%
2004	0.95% to 2.25%	3,386,624	11.03 to 10.62	36,988,477	2.33%	3.66% to 2.33%
2003	0.95% to 2.25%	3,348,427	10.64 to 10.38	35,404,679	2.78%	6.88% to 5.50%
2002	0.95% to 1.85%	881,738	9.84 to 9.96	8,755,969	2.20%	-1.62% to -0.43%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.95% to 2.55%	11,881,233	$13.50 to 12.43	$157,373,718	2.37%	10.30% to 8.56%
2005	0.95% to 2.55%	12,538,745	12.24 to 11.45	151,174,293	2.28%	4.35% to 2.70%
2004	0.95% to 2.55%	12,564,944	11.73 to 11.15	145,739,412	2.05%	8.50% to 6.81%
2003	0.95% to 2.55%	10,125,266	10.81 to 10.44	108,655,956	1.99%	18.91% to 17.00%
2002	0.95% to 2.10%	2,265,379	8.95 to 9.09	20,515,389	1.47%	-10.15% to -9.09%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.95% to 2.45%	4,792,606	14.51 to 13.40	68,159,021	2.18%	13.46% to 11.80%
2005	0.95% to 2.45%	4,881,060	12.79 to 11.99	61,425,240	2.01%	6.06% to 4.50%
2004	0.95% to 2.45%	5,001,910	12.06 to 11.47	59,575,549	1.83%	11.03% to 9.43%
2003	0.95% to 2.40%	3,925,388	10.86 to 11.49	42,285,245	1.50%	25.44% to 23.61%
2002	0.95% to 2.10%	974,155	8.50 to 8.66	8,409,020	1.15%	-14.43% to -13.41%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.95% to 2.45%	4,147,288	12.72 to 11.79	51,847,780	2.79%	7.40% to 5.80%
2005	0.95% to 2.45%	4,309,293	11.84 to 11.14	50,341,111	2.54%	3.50% to 1.96%
2004	0.95% to 2.45%	4,640,924	11.44 to 10.93	52,545,545	2.28%	6.14% to 4.58%
2003	0.95% to 2.45%	4,126,406	10.78 to 10.45	44,183,731	2.47%	12.62% to 10.93%
2002	0.95% to 1.85%	1,345,876	9.44 to 9.57	12,841,716	1.92%	-5.43% to -4.28%	(a) (b)

Gartmore GVIT – Mid Cap Growth Fund – Class II
2006	0.95% to 2.05%	69,651	9.92 to 12.57	730,761	0.00%	-0.83% to -1.54%	(a) (b)

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.95% to 1.60%	89,807	15.35 to 14.52	1,359,632	1.18%	8.85% to 8.19%
2005	0.95% to 1.75%	87,273	14.11 to 13.33	1,214,778	1.02%	11.04% to 10.21%
2004	0.95% to 1.75%	76,130	12.70 to 12.10	957,220	0.66%	14.63% to 13.81%
2003	0.95% to 1.75%	35,096	11.08 to 10.63	385,335	0.46%	33.37% to 32.29%
2002	0.95% to 1.50%	8,310	8.06 to 8.31	68,339	0.31%	-17.22% to -16.91%	(a) (b)

Gartmore GVIT – Mid Cap Index Fund – Class II
2006	0.95% to 2.45%	611,240	14.51 to 13.53	8,730,294	0.94%	8.70% to 7.12%
2005	0.95% to 2.45%	703,966	13.35 to 12.63	9,280,265	0.86%	10.84% to 9.23%
2004	0.95% to 2.45%	703,255	12.04 to 11.56	8,389,511	0.37%	14.41% to 12.78%
2003	0.95% to 2.45%	562,754	10.53 to 10.25	5,887,850	0.29%	33.02% to 31.00%
2002	0.95% to 2.00%	170,381	7.83 to 7.91	1,344,861	0.27%	-21.72% to -20.87%	(a) (b)

Gartmore GVIT – Money Market Fund – Class I
2006	0.95% to 2.45%	2,927,510	10.50 to 9.84	30,495,311	4.87%	3.54% to 1.99%
2005	0.95% to 2.45%	2,761,373	10.14 to 9.65	27,838,808	2.94%	1.70% to 0.17%
2004	0.95% to 2.45%	2,157,270	9.97 to 9.63	21,464,980	0.91%	-0.15% to -1.66%
2003	0.95% to 2.10%	2,346,235	9.99 to 9.90	23,492,068	0.55%	-0.33% to -1.48%
2002	0.95% to 1.85%	3,211,806	9.94 to 10.20	32,559,252	0.89%	-1.02% to 0.22%	(a) (b)

Gartmore GVIT – Nationwide Fund – Class II
2006	1.10% to 1.60%	2,314	10.68 to 12.42	26,180	0.94%	6.84% to 6.51%	(a) (b)

Gartmore GVIT – Small Cap Growth Fund – Class II
2006	0.95% to 2.45%	290,582	11.63 to 10.80	3,325,221	0.00%	2.01% to 0.50%
2005	0.95% to 2.45%	359,454	11.40 to 10.74	4,055,386	0.00%	6.71% to 5.16%
2004	0.95% to 2.45%	388,541	10.68 to 10.22	4,117,381	0.00%	12.09%to 10.46%
2003	0.95% to 2.45%	366,267	9.53 to 9.25	3,471,151	0.00%	32.79% to 30.74%
2002	0.95% to 2.00%	167,244	7.07 to 7.17	1,197,349	0.00%	-29.27% to -28.25%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.95% to 1.55%	46,188	16.45 to 14.35	744,833	0.46%	16.18% to 15.54%
2005	0.95% to 1.75%	44,709	14.16 to 12.31	618,890	0.07%	2.10% to 1.32%
2004	0.95% to 1.75%	43,060	13.87 to 12.14	586,761	0.00%	16.18% to 15.39%
2003	0.95% to 1.65%	23,228	11.93 to 10.55	266,670	0.00%	55.37% to 54.26%
2002	0.95% to 1.20%	1,074	6.87 to 7.67	8,098	0.02%	-23.44% to -23.26%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class II
2006	0.95% to 2.30%	581,526	15.13 to 14.20	8,621,588	0.22%	15.99% to 14.47%
2005	0.95% to 2.30%	589,896	13.04 to 12.41	7,581,428	0.00%	1.81% to 0.47%
2004	0.95% to 2.30%	647,848	12.81 to 12.35	8,216,175	0.00%	15.89% to 14.44%
2003	0.95% to 2.30%	559,038	11.05 to 10.79	6,135,019	0.00%	54.96% to 52.83%
2002	0.95% to 1.85%	112,208	7.07 to 7.13	799,034	0.00%	-29.32% to -28.67%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Company Fund – Class I
2006	0.95% to 1.65%	60,219	$ 16.74 to 15.22	$976,486	0.12%	10.98% to 10.26%
2005	0.95% to 1.75%	57,587	15.09 to 13.74	842,067	0.00%	11.25% to 10.43%
2004	0.95% to 1.75%	60,409	13.56 to 12.44	797,491	0.00%	17.89% to 17.06%
2003	0.95% to 1.65%	39,888	11.50 to 10.66	451,750	0.00%	39.68% to 38.70%
2002	0.95% to 1.35%	4,671	8.22 to 8.23	38,430	0.00%	-17.84% to -17.65%	(a) (b)

Gartmore GVIT – Small Company Fund – Class II
2006	0.95% to 2.10%	413,522	17.01 to 16.10	6,919,080	0.05%	10.69% to 9.47%
2005	0.95% to 2.10%	488,900	15.36 to 14.71	7,418,169	0.00%	10.94% to 9.74%
2004	0.95% to 2.05%	481,110	13.85 to 13.42	6,610,549	0.00%	17.66% to 16.47%
2003	0.95% to 2.05%	371,625	11.77 to 11.52	4,351,383	0.00%	39.28% to 37.74%
2002	0.95% to 2.00%	135,334	8.37 to 8.45	1,141,193	0.00%	-16.34% to -15.50%	(a) (b)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.95% to 2.25%	57,222	17.14 to 16.37	963,929	0.13%	9.72% to 8.33%
2005	0.95% to 2.25%	72,507	15.63 to 15.11	1,119,448	1.63%	9.86% to 8.49%
2004	0.95% to 2.30%	37,195	14.22 to 13.92	524,905	1.87%	16.35% to 14.86%
2003	0.95% to 2.25%	12,354	12.22 to 12.12	150,570	0.15%	22.24% to 21.21%	(a) (b)

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class
2006	0.95% to 2.60%	442,921	10.80 to 9.96	4,677,080	0.00%	6.29% to 4.55%
2005	0.95% to 2.60%	505,183	10.16 to 9.52	5,040,207	0.14%	3.24% to 1.56%
2004	0.95% to 2.60%	581,820	9.85 to 9.38	5,650,930	0.00%	7.95% to 6.20%
2003	0.95% to 2.45%	483,758	9.12 to 8.85	4,379,571	0.00%	21.44% to 19.57%
2002	0.95% to 2.10%	137,254	7.41 to 7.51	1,026,789	0.00%	-25.95% to -24.90%	(a) (b)

MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class
2006	0.95% to 2.45%	663,155	10.07 to 9.35	6,541,165	0.00%	1.33% to -0.18%
2005	0.95% to 2.45%	752,964	9.94 to 9.36	7,361,213	0.00%	1.88% to 0.37%
2004	0.95% to 2.45%	890,831	9.76 to 9.33	8,579,778	0.00%	13.29% to 11.67%
2003	0.95% to 2.45%	782,319	8.61 to 8.35	6,682,965	0.00%	35.31% to 33.20%
2002	0.95% to 2.10%	284,611	6.27 to 6.36	1,804,391	0.00%	-37.29% to -36.35%	(a) (b)

MFS Variable Insurance Trust – New Discovery Series – Service Class
2006	0.95% to 2.45%	380,452	11.71 to 10.88	4,378,742	0.00%	11.86% to 10.23%
2005	0.95% to 2.45%	418,960	10.47 to 9.87	4,327,051	0.00%	4.04% to 2.49%
2004	0.95% to 2.45%	467,317	10.06 to 9.63	4,654,247	0.00%	5.20% to 3.67%
2003	0.95% to 2.70%	516,432	9.57 to 9.24	4,906,118	0.00%	32.16% to 29.79%
2002	0.95% to 2.25%	190,543	7.12 to 7.24	1,374,831	0.00%	-28.79% to -27.61%	(a) (b)

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.95% to 2.25%	767,688	15.18 to 14.25	11,429,940	0.81%	19.36% to 17.86%
2005	0.95% to 2.25%	655,457	12.72 to 12.09	8,205,992	0.71%	5.46% to 4.13%
2004	0.95% to 2.25%	638,853	12.06 to 11.61	7,612,804	0.40%	13.73% to 12.33%
2003	0.95% to 2.15%	567,227	10.60 to 10.36	5,972,049	0.13%	23.52% to 22.01%
2002	0.95% to 1.95%	221,613	8.50 to 8.58	1,894,709	0.00%	-15.00% to -14.18%	(a) (b)

MTB Large Cap Growth Fund II
2006	0.95% to 1.65%	250,037	11.10 to 10.75	2,753,846	0.52%	9.30% to 8.56%
2005	0.95% to 1.65%	258,535	10.16 to 9.90	2,609,972	0.39%	1.05% to 0.35%
2004	0.95% to 1.65%	255,689	10.05 to 9.87	2,559,023	0.69%	4.16% to 3.47%
2003	0.95% to 1.65%	171,147	9.65 to 9.54	1,647,299	0.11%	16.23% to 15.39%
2002	0.95% to 1.35%	56,581	8.27 to 8.30	469,174	0.00%	-17.28% to -16.96%	(a) (b)

MTB Large Cap Value Fund II
2006	0.95% to 1.65%	256,800	14.54 to 14.10	3,697,613	1.03%	16.49% to 15.74%
2005	0.95% to 1.65%	253,241	12.48 to 12.18	3,136,386	0.86%	9.24% to 8.52%
2004	0.95% to 1.65%	254,337	11.43 to 11.22	2,889,581	1.30%	8.54% to 7.86%
2003	0.95% to 1.65%	164,487	10.53 to 10.40	1,724,915	0.94%	32.18% to 31.24%
2002	0.95% to 1.35%	65,516	7.93 to 7.97	520,862	0.21%	-20.67% to -20.35%	(a) (b)

MTB Managed Allocation Fund – Moderate Growth II
2006	0.95% to 1.85%	2,471,444	12.73 to 12.22	31,197,082	2.49%	9.37% to 8.42%
2005	0.95% to 1.85%	2,677,871	11.64 to 11.27	30,955,882	1.45%	3.01% to 2.10%
2004	0.95% to 1.85%	2,900,167	11.30 to 11.04	32,607,560	1.40%	4.93% to 4.03%
2003	0.95% to 1.85%	2,168,937	10.77 to 10.61	23,287,184	0.97%	16.17% to 15.13%
2002	0.95% to 1.55%	715,334	9.22 to 9.27	6,621,646	0.23%	-7.75% to -7.31%	(a) (b)

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.95% to 2.05%	57,725	10.20 to 12.51	612,776	0.12%	2.04% to 1.31%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	0.95% to 2.35%	37,053	$13.48 to 15.64	$526,319	0.15%	12.63% to 11.09%
2005	0.95% to 1.80%	34,175	11.97 to 14.29	434,178	0.00%	5.84% to 4.99%
2004	0.95% to 2.05%	10,971	11.31 to 13.56	132,457	0.00%	13.12% to 12.33%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.95% to 1.55%	44,501	15.30 to 21.81	729,149	0.87%	16.57% to 15.96%
2005	0.95% to 1.75%	29,188	13.12 to 18.71	422,009	0.60%	13.25% to 12.42%
2004	0.95% to 1.75%	14,284	11.59 to 16.64	171,919	0.00%	15.86% to 15.31%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2006	0.95% to 2.45%	761,024	15.20 to 14.62	11,463,733	0.91%	16.29% to 14.62%
2005	0.95% to 2.45%	879,877	13.07 to 12.75	11,434,623	0.68%	12.97% to 11.34%
2004	0.95% to 2.45%	436,362	11.57 to 11.45	5,036,591	0.00%	15.69% to 14.54%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class
2006	0.95% to 2.60%	1,327,283	11.72 to 10.80	15,277,880	0.19%	6.66% to 4.92%
2005	0.95% to 2.60%	1,568,318	10.99 to 10.30	16,987,573	0.75%	3.87% to 2.17%
2004	0.95% to 2.60%	1,746,466	10.58 to 10.08	18,254,140	0.23%	5.60% to 3.92%
2003	0.95% to 2.70%	1,504,622	10.02 to 9.68	14,953,724	0.21%	29.45% to 27.14%
2002	0.95% to 2.25%	514,036	7.61 to 7.74	3,964,545	0.01%	-23.87% to -22.62%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.95% to 1.55%	47,987	17.48 to 15.52	826,057	1.01%	16.58% to 15.96%
2005	0.95% to 1.55%	51,252	15.00 to 13.39	758,088	1.00%	13.22% to 12.62%
2004	0.95% to 1.55%	55,720	13.25 to 11.89	729,261	1.35%	18.03% to 17.45%
2003	0.95% to 1.75%	38,245	11.22 to 10.07	423,082	0.25%	41.66% to 40.49%
2002	0.95% to 1.10%	5,633	7.91 to 7.92	44,600	0.00%	-20.85% to -20.78%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class
2006	0.95% to 2.20%	538,871	17.30 to 16.30	9,182,101	0.90%	16.25% to 14.87%
2005	0.95% to 2.20%	643,114	14.88 to 14.19	9,463,471	0.85%	12.98% to 11.63%
2004	0.95% to 2.20%	764,881	13.17 to 12.71	9,987,023	1.31%	17.75% to 16.39%
2003	0.95% to 2.45%	1,001,034	11.19 to 10.87	11,125,344	0.77%	41.50% to 39.33%
2002	0.95% to 2.10%	462,585	7.80 to 7.91	3,647,480	0.00%	-22.01% to -20.93%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.95% to 1.65%	152,574	14.03 to 13.60	2,126,479	7.19%	8.39% to 7.65%
2005	0.95% to 1.65%	154,663	12.94 to 12.63	1,991,825	6.26%	1.34% to 0.66%
2004	0.95% to 1.75%	153,260	12.77 to 12.52	1,949,978	5.81%	7.93% to 7.12%
2003	0.95% to 1.65%	112,870	11.83 to 11.70	1,332,616	3.41%	22.78% to 21.97%
2002	0.95% to 1.35%	21,980	9.61 to 9.64	211,638	0.00%	-3.86% to -3.63%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class
2006	0.95% to 2.45%	1,385,272	13.19 to 12.25	17,947,530	0.98%	13.67% to 12.01%
2005	0.95% to 2.45%	1,540,005	11.60 to 10.94	17,621,199	1.17%	4.74% to 3.19%
2004	0.95% to 2.45%	1,636,694	11.08 to 10.60	17,941,496	0.68%	8.11% to 6.55%
2003	0.95% to 2.45%	1,412,782	10.24 to 9.95	14,373,700	0.56%	25.24% to 23.32%
2002	0.95% to 2.10%	443,060	8.07 to 8.18	3,613,964	0.01%	-19.31% to -18.20%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.95% to 1.65%	60,225	17.54 to 17.02	1,050,662	0.15%	13.91% to 13.18%
2005	0.95% to 1.65%	58,089	15.40 to 15.04	890,665	0.00%	8.88% to 8.18%
2004	0.95% to 1.65%	59,126	14.15 to 13.90	833,668	0.00%	18.29% to 17.57%
2003	0.95% to 1.65%	39,780	11.96 to 11.82	474,752	0.00%	42.99% to 42.00%
2002	0.95% to 1.20%	7,916	8.35 to 8.36	66,169	0.00%	-16.48% to -16.36%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class
2006	0.95% to 1.80%	26,424	10.01 to 13.42	280,075	0.00%	0.11% to -0.43%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class
2006	0.95% to 2.30%	1,404,214	14.14 to 13.25	19,541,636	4.14%	6.22% to 4.79%
2005	0.95% to 2.30%	1,564,648	13.32 to 12.64	20,572,689	4.14%	1.51% to 0.16%
2004	0.95% to 2.20%	1,419,627	13.12 to 12.66	18,439,937	4.76%	7.40% to 6.10%
2003	0.95% to 2.10%	1,241,682	12.21 to 11.96	15,070,705	3.80%	16.05% to 14.76%
2002	0.95% to 1.85%	393,065	10.40 to 10.52	4,126,784	0.08%	4.00% to 5.24%	(a) (b)

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares
2006	0.95% to 2.30%	64,212	16.26 to 15.08	1,026,524	1.45%	14.81% to 13.30%
2005	0.95% to 2.30%	69,841	14.16 to 13.31	976,101	1.53%	4.23% to 2.85%
2004	0.95% to 2.15%	61,063	13.59 to 12.99	821,625	1.34%	10.06% to 8.81%
2003	0.95% to 2.10%	43,738	12.35 to 11.95	537,504	0.00%	23.46% to 22.55%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	0.95% to 1.70%	32,370	$ 16.75 to 16.21	$537,136	0.61%	26.51% to 25.66%
2005	0.95% to 1.70%	34,163	13.24 to 12.90	449,421	1.28%	11.13% to 10.37%
2004	0.95% to 1.70%	44,398	11.92 to 11.69	526,429	1.99%	15.09% to 14.32%
2003	0.95% to 1.70%	32,137	10.35 to 10.22	331,951	0.64%	27.31% to 26.31%
2002	0.95% to 1.35%	10,482	8.11 to 8.13	85,177	0.00%	-18.86% to -18.67%	(a) (b)

Putnam Variable Trust – Putnam VT Small Cap Value Fund – IB Shares
2006	0.95% to 1.65%	34,169	17.72 to 17.18	600,850	0.34%	16.18% to 15.43%
2005	0.95% to 1.50%	34,690	15.25 to 14.95	525,776	0.17%	6.02% to 5.43%
2004	0.95% to 1.50%	33,428	14.38 to 14.18	478,686	0.31%	25.02% to 24.32%
2003	0.95% to 1.40%	28,092	11.51 to 11.42	322,508	0.30%	48.23% to 47.54%
2002	0.95% to 1.35%	12,608	7.74 to 7.76	97,793	0.00%	-22.56% to -22.38%	(a) (b)

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares
2006	0.95% to 2.25%	80,396	11.57 to 10.90	917,188	0.11%	4.44% to 3.09%
2005	0.95% to 2.25%	87,931	11.08 to 10.57	963,628	0.68%	4.69% to 3.34%
2004	0.95% to 2.25%	94,158	10.58 to 10.23	989,007	0.23%	4.03% to 2.72%
2003	0.95% to 2.05%	72,604	10.17 to 9.99	735,625	0.14%	23.72% to 22.34%
2002	0.95% to 1.50%	14,682	8.20 to 8.22	120,649	0.00%	-18.03% to -17.77%	(a) (b)

STI Classic Variable Trust – Capital Appreciation Fund
2006	0.95% to 1.85%	21,833	13.55 to 13.04	289,474	0.28%	9.78% to 8.78%
2005	0.95% to 1.85%	23,224	12.34 to 11.98	281,902	0.14%	-1.84% to -2.73%
2004	0.95% to 1.85%	23,732	12.57 to 12.32	294,980	0.25%	5.74% to 4.78%
2003	1.45% to 1.80%	12,594	11.82 to 11.77	148,676	0.00%	16.73% to 16.32%

STI Classic Variable Trust – International Equity Fund
2006	0.95% to 1.10%	112	23.35 to 23.20	2,608	0.66%	23.30% to 23.12%
2005	0.95% to 1.10%	566	18.94 to 18.84	10,673	1.57%	11.89% to 11.72%
2004	0.95% to 1.10%	1,409	16.92 to 16.87	23,770	2.96%	18.21% to 18.03%
2003	0.95%	78	14.32	1,117	0.00%	36.01%

STI Classic Variable Trust – Investment Grade Bond Fund
2006	1.55%	630	11.07	6,976	4.33%	2.72%
2005	1.55%	630	10.78	6,791	3.91%	0.63%
2004	1.55%	630	10.71	6,749	4.50%	2.56%

STI Classic Variable Trust – Large Cap Relative Value Fund
2006	0.95% to 1.80%	3,919	18.64 to 17.97	71,740	1.21%	15.09% to 14.11%
2005	0.95% to 1.80%	4,035	16.20 to 15.75	64,473	0.91%	7.99% to 7.07%
2004	0.95% to 1.80%	4,514	15.00 to 14.71	67,120	1.00%	13.22% to 12.24%
2003	0.95% to 1.80%	5,829	13.25 to 13.11	77,021	0.64%	25.29% to 24.21%

STI Classic Variable Trust – Large Cap Value Equity Fund
2006	0.95% to 1.90%	15,461	18.87 to 18.17	285,683	1.40%	21.30% to 20.21%
2005	0.95% to 1.90%	17,455	15.56 to 15.11	267,277	1.56%	2.77% to 1.83%
2004	0.95% to 1.90%	19,347	15.14 to 14.84	289,809	1.75%	14.20% to 13.20%
2003	1.15% to 1.80%	10,956	13.22 to 13.12	144,387	1.03%	21.70% to 20.91%

STI Classic Variable Trust – Mid Cap Equity Fund
2006	0.95% to 1.85%	9,935	19.00 to 18.28	184,726	0.38%	9.67% to 8.68%
2005	0.95% to 1.85%	10,525	17.32 to 16.82	179,338	0.45%	13.24% to 12.21%
2004	0.95% to 1.85%	11,875	15.30 to 14.99	179,646	0.79%	15.71% to 14.66%
2003	0.95% to 1.80%	7,474	13.22 to 13.08	98,167	0.74%	28.49% to 27.39%

STI Classic Variable Trust – Small Cap Value Equity Fund
2006	0.95% to 1.40%	5,093	23.22 to 22.86	117,680	0.44%	15.00% to 14.57%
2005	0.95% to 1.40%	5,562	20.19 to 19.95	111,810	0.44%	10.84% to 10.42%
2004	0.95% to 1.40%	5,605	18.22 to 18.07	101,799	0.22%	23.01% to 22.59%
2003	0.95% to 1.40%	1,520	14.81 to 14.74	22,410	0.01%	37.12% to 36.60%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II
2006	0.95% to 2.15%	200,767	11.05 to 10.57	2,191,757	4.03%	2.58% to 1.35%
2005	0.95% to 2.15%	216,760	10.77 to 10.43	2,315,489	3.70%	2.95% to 1.72%
2004	0.95% to 2.15%	110,871	10.46 to 10.26	1,155,479	5.10%	3.08% to 1.85%
2003	0.95% to 2.10%	19,930	10.15 to 10.07	201,875	0.00%	1.51% to 0.73%	(a) (b)

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II
2006	0.95% to 2.30%	266,611	27.24 to 27.44	7,370,089	0.85%	36.36% to 34.66%
2005	0.95% to 2.30%	211,373	19.97 to 20.38	4,301,409	1.24%	15.65% to 14.19%
2004	0.95% to 2.30%	219,601	17.27 to 17.85	3,871,141	1.38%	34.78% to 33.09%
2003	0.95% to 2.25%	64,808	12.81 to 13.42	846,144	0.00%	28.14% to 27.09%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen Life Investment Trust – Comstock Portfolio – Class II
2006	0.95% to 2.45%	1,520,299	$14.41 to 13.39	$21,527,980	1.29%	14.95% to 13.26%
2005	0.95% to 2.45%	1,726,728	12.53 to 11.82	21,358,501	0.95%	3.12% to 1.61%
2004	0.95% to 2.45%	1,737,181	12.15 to 11.64	20,902,268	0.72%	16.31% to 14.66%
2003	0.95% to 2.45%	1,350,669	10.45 to 10.15	14,017,694	0.55%	29.53% to 27.56%
2002	0.95% to 2.10%	555,025	7.96 to 8.07	4,464,450	0.01%	-20.44% to -19.33%	(a	)(b)

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II
2006	0.95% to 2.45%	517,589	10.10 to 9.38	5,121,527	0.00%	1.65% to 0.15%
2005	0.95% to 2.45%	560,959	9.94 to 9.37	5,485,137	0.01%	6.62% to 5.04%
2004	0.95% to 2.45%	672,641	9.32 to 8.92	6,189,617	0.00%	5.76% to 4.21%
2003	0.95% to 2.45%	688,105	8.81 to 8.55	6,015,661	0.00%	25.83% to 23.87%
2002	0.95% to 2.10%	261,630	6.91 to 7.01	1,825,726	0.00%	-30.94% to -29.95%	(a	)(b)

2006 Reserves for annuity contracts in payout phase:				656,017

2006 Contract owners’ equity				$1,663,719,593

2005 Reserves for annuity contracts in payout phase:				785,677

2005 Contract owners’ equity				$1,792,285,677

2004 Reserves for annuity contracts in payout phase:				388,543

2004 Contract owners’ equity				$1,918,111,618

2003 Reserves for annuity contracts in payout phase:				342,070

2003 Contract owners’ equity				$1,862,484,350

2002 Reserves for annuity contracts in payout phase:				390,249

2002 Contract owners’ equity				$1,361,352,650

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

(Continued)

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company